            As filed with the Securities and Exchange Commission on May 29, 1998
                                             Registration Nos. 33-26205/811-5712

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                            ----
         Pre-Effective Amendment No. ___

         Post-Effective Amendment No.  14                                     X
                                     ----                                   ----


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                                X
                                                                            ----
    Amendment No.  15
                  ----

                       (Check appropriate box or boxes.)

                           THE ACHIEVEMENT FUNDS TRUST
       -------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                           Oaks, Pennsylvania 19456
              ---------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (610) 676-1000
                                                   --------------

                                 CT Corporation
                       2 Oliver Street, Boston, MA 02109
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:


         Thomas H. Duncan, Esq.                                     Lynda J. Striegal, Esq.
         Ballard Spahr Andrews & Ingersoll, LLP                     SEI Investments Company
         1225 17th Street, Suite 2300                               Oaks, PA 19456
         Denver, CO 80202


Approximate Date of Proposed Public Offering:               As soon as practicable after the
                                                            effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)


           X     immediately upon filing pursuant to paragraph (b)
         -----
                 on (Date) pursuant to paragraph (b)
         -----
                 60 days after filing pursuant to paragraph (a)(i)
         -----
                 on (Date) pursuant to paragraph (a)(i)
         -----
                 75 days after filing pursuant to paragraph (a)(ii)
         -----
                 on (Date) pursuant to paragraph (a)(ii) of Rule 485
         -----

The title of the securities being registered is Institution Class and Retail Class A shares of the Registrant's Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund, and Idaho Municipal Bond Fund and Retail Class B shares of the Registrant's Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund.

                          THE ACHIEVEMENT FUNDS TRUST
                      Registration Statement on Form N-1A
                             CROSS REFERENCE SHEET



         NOTE: The Registrant currently offers shares of seven investment portfolios, the Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund. Each portfolio is comprised of two classes of shares, the Institutional shares and the Retail Class A shares. The Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund also offer Class B Shares. This Registration Statement contains separate prospectuses for the Retail Class Shares and the Institutional Class Shares, a combined Statement of Additional Information and Part C.



I.        Institutional Shares



Part A - Prospectus



Item No.                                                                              Location
--------                                                                              --------
1.          Cover Page                                                                Cover Page

2.          Synopsis                                                                  Summary; Expense Summary

3.          Condensed Financial Information                                           Financial Highlights

4.          General Description of Registrant                                         Cover Page; The Trust; Investment Objectives
                                                                                      and Policies; Investment Limitations;
                                                                                      Fundamental Policies; Description of Certain
                                                                                      Permitted Investments

5.          Management of the Fund                                                    Summary; Expense Summary; Adviser;
                                                                                      Administrator; Distributor; Transfer Agent;
                                                                                      General Information - The Trust, - Trustees of
                                                                                      the Trust, - Voting Rights, - Custodian

6.          Capital Stock and Other Securities                                        Taxes; General Information - The Trust,
                                                                                      - Dividends

7.          Purchase of Securities Being Offered                                      Purchase, Exchange and Redemption of Shares

8.          Redemption or Repurchase                                                  Purchase, Exchange and Redemption of Shares

9.          Pending Legal Proceedings                                                 Not Applicable



Part B - Statement of Additional Information



Item No.                                                                              Location
--------                                                                              --------
10.         Cover Page                                                                Cover Page

         Form N-1A
         Item Number                                                                           Location
         -----------                                                                           --------
11.         Table of Contents                                                         Table of Contents

12.         General Information and History                                           The Trust and Description of Shares

13.         Investment Objectives and Policies                                        Description of Permitted Investments;
                                                                                      Investment Policies and Limitations

14.         Management of the Registrant                                              Trustees and Officers of the Trust; Limitation
                                                                                      of Trustee's Liability

15.         Control Persons and Principal Holders                                     Control Persons and Principal Holders of
                                                                                      Securities

16.         Investment Advisory and Other Services                                    The Advisor; The Administrator; Distribution

17.         Brokerage Allocation                                                      Portfolio Transactions

18.         Capital Stock and Other Securities                                        The Trust and Description of Shares

19.         Purchase, Redemption and Pricing of                                       Purchase and Redemption of Shares;
            Securities Being Offered                                                  Determination of Net Asset Value

20.         Tax Status                                                                Taxes

21.         Underwriters                                                              Distribution

22.         Calculation of Performance Data                                           Performance

23.         Financial Statements                                                      Financial Statements



Part C



Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



II.         Retail Class Shares



Part A - Prospectus



Item No.                                                                              Location
--------                                                                              --------
1.          Cover Page                                                                Cover Page

2.          Synopsis                                                                  Summary; Expense Summary

3.          Condensed Financial Information                                           Financial Highlights

Form N-1A
Item Number                                                                           Location
-----------                                                                           --------
4.          General Description of Registrant                                         Cover Page; The Trust; Investment Objectives
                                                                                      and Policies; Investment Limitations;
                                                                                      Fundamental Policies; Description of Certain
                                                                                      Permitted Investments

5.          Management of the Fund                                                    Summary; Expense Summary; Adviser;
                                                                                      Administrator; Distributor; Transfer Agent;
                                                                                      General Information - The Trust, - Trustees of
                                                                                      the Trust, - Voting Rights, - Custodian

6.          Capital Stock and Other Securities                                        Taxes; General Information - The Trust,
                                                                                      - Dividends

7.          Purchase of Securities Being Offered                                      Purchase, Exchange and Redemption of Shares

8.          Redemption or Repurchase                                                  Purchase, Exchange and Redemption of Shares

9.          Pending Legal Proceedings                                                 Not Applicable

Part B - Statement of Additional Information

Item No.                                                                              Location
--------                                                                              --------

10.         Cover Page                                                                Cover Page

11.         Table of Contents                                                         Table of Contents

12.         General Information and History                                           The Trust and Description of Shares

13.         Investment Objectives and Policies                                        Description of Permitted Investments;
                                                                                      Investment Policies and Limitations

14.         Management of the Registrant                                              Trustees and Officers of the Trust; Limitation
                                                                                      of Trustee's Liability

15.         Control Persons and Principal Holders                                     Control Persons and Principal Holders of
                                                                                      Securities

16.         Investment Advisory and Other Services                                    The Advisor; The Administrator; Distribution

17.         Brokerage Allocation                                                      Portfolio Transactions

18.         Capital Stock and Other Securities                                        The Trust and Description of Shares

19.         Purchase, Redemption and Pricing of                                       Purchase and Redemption of Shares;

        Form N-1A
        Item Number                                                                           Location
        -----------                                                                           --------
            Securities Being Offered                                                  Determination of Net Asset Value

20.         Tax Status                                                                Taxes

21.         Underwriters                                                              Distribution

22.         Calculation of Performance Data                                           Performance

23.         Financial Statements                                                      Financial Statements



V.          All Classes and Series of Registrant



Part C



            Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

THE ACHIEVEMENT FUNDS TRUST

              -- EQUITY FUND
              -- BALANCED FUND
              -- INTERMEDIATE TERM BOND FUND
              -- SHORT TERM BOND FUND
              -- MUNICIPAL BOND FUND
              -- SHORT TERM MUNICIPAL BOND FUND
              -- IDAHO MUNICIPAL BOND FUND


THE ACHIEVEMENT FUNDS TRUST (the "Trust") is a mutual fund that offers separate classes of shares of beneficial interest in the seven portfolios listed above (the "Portfolios"). This Prospectus relates solely to the Institutional class of shares of the Portfolios (the "shares") which are designed to offer financial institutions ("shareholders") a convenient means of investing their own funds or funds for which they act in a fiduciary, agency or custodial capacity in one or more professionally managed portfolios of securities. Each Portfolio also offers Retail Class A shares that differ from the Institutional shares with respect to distribution costs, sales charges and dividends. The Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund also offer Retail Class B shares that differ from the Institutional and Retail Class A shares with respect to distribution costs, sales charges and dividends.


 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING ANY OF THE FIRST SECURITY BANKS OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


This Prospectus sets forth concisely the basic information about the Trust and each Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated June 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Investments Distribution Co., by written request addressed to the Distributor at Oaks, PA 19456 or by calling 1-800-472-0577. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


JUNE 1, 1998

2

                                    SUMMARY

The Achievement Funds Trust (the "Trust") is an open-end management investment company which offers shares of beneficial interest to provide a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Institutional class of shares of Trust's Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund (each a "Portfolio" and collectively the "Portfolios"). Each of the Portfolios is diversified, except for the Idaho Municipal Bond Fund, which is a non-diversified portfolio of securities.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The EQUITY FUND seeks to provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities. The BALANCED FUND seeks to provide a total return (both income and capital appreciation) consistent with prudent investment risk. The INTERMEDIATE TERM BOND FUND seeks income consistent with prudent investment risk and maintenance of appropriate liquidity. The SHORT TERM BOND FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The MUNICIPAL BOND FUND seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital. The SHORT TERM MUNICIPAL BOND FUND seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital. The IDAHO MUNICIPAL BOND FUND seeks to provide as high a level of current income exempt from Federal and Idaho state income taxes as is consistent with the preservation of capital. There is no assurance that any Portfolio will meet its investment objective. See "INVESTMENT OBJECTIVES AND POLICIES" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS."

RISK FACTORS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS

The net asset value of the shares of the Portfolios will fluctuate with changes in the prices of their underlying portfolio securities. Values of fixed income securities and, correspondingly, share prices of Portfolios that invest in such securities will tend to vary inversely with interest rates and may be affected by other market and economic factors as well. Common stocks in which the Equity Fund and the Balanced Fund invest may be more volatile and may fluctuate in value more than other types of investments. The Idaho Municipal Bond Fund is a non-diversified portfolio that invests primarily in Idaho Municipal Securities. There are other risks associated with the ownership of shares of a mutual fund. See "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS."

THE ADVISER

First Security Investment Management, Inc. serves as investment adviser (the "Adviser") to the Portfolios. See "THE ADVISER."

THE ADMINISTRATOR

SEI Fund Resources serves as administrator of the Trust. See "THE
ADMINISTRATOR."

3

THE TRANSFER AGENT

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Trust. See "GENERAL INFORMATION--Transfer Agent."

THE DISTRIBUTOR

SEI Investments Distribution Co. serves as distributor of the Trust's shares. See "THE DISTRIBUTOR."

THE CUSTODIAN

CoreStates Bank, N.A., serves as custodian for the cash, securities and other assets of the Trust. See "GENERAL INFORMATION--Custodian."

PURCHASE, EXCHANGE OR REDEMPTION OF SHARES


Purchases, exchanges or redemptions of shares may be made on any day during which the New York Stock Exchange is open for business (a "Business Day"). A purchase, exchange or redemption order must be placed with the Distributor and will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase, exchange or redemption order. Orders must be placed prior to 4:00 p.m. Eastern time for the order to be effective on that day. The minimum initial investment is $500,000, which may be waived by the Distributor. There is no minimum amount for subsequent purchases of shares. Net asset value is determined as of the close of regular trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on each Business Day. See "PURCHASE AND REDEMPTION OF SHARES."


PAYMENT OF DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of periodic dividends. Any net capital gain is distributed at least annually. Distributions are paid in cash unless the shareholder elects to take payment in another form. See "GENERAL
INFORMATION--Dividends."

 4

ANNUAL OPERATING EXPENSES
(as a % of net assets)

The following table summarizes the expenses incurred by the Portfolios based on the Trust's most recent fiscal year.


                                                                                           SHORT       IDAHO
                                                INTERMEDIATE                               TERM      MUNICIPAL
                            EQUITY   BALANCED       TERM       SHORT TERM    MUNICIPAL   MUNICIPAL     BOND
                             FUND      FUND      BOND FUND      BOND FUND    BOND FUND   BOND FUND     FUND
--------------------------------------------------------------------------------------------------------------
Management Fees (after
  waivers)(1).............   .64%      .61%         .48%           .40%        .30%         .60%        .57%
Other Expenses(2).........   .26%      .29%         .27%           .35%        .45%         .15%        .18%
--------------------------------------------------------------------------------------------------------------
Total Fund Operating
  Expenses
  (after waivers)(3)......   .90%      .90%         .75%           .75%        .75%         .75%        .75%
==============================================================================================================


(1) The Trust's investment adviser (the "Adviser") has agreed to waive, on a voluntary basis, a portion of its fee, and the management fee shown reflects that voluntary waiver. The Adviser reserves the right to terminate its fee waiver at any time at its sole discretion without notice to current or prospective shareholders. Absent such fee waiver, the management fee would be 0.74% for the Equity Fund and the Balanced Fund, and 0.60% for the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund.
(2) Other Expenses of the Portfolios include all expenses except nonrecurring account fees, brokerage commissions and other capital items and management fees. Although no fee is imposed in connection with share redemptions, a $15 fee is charged in connection with a wire transfer of redemption proceeds. The Trust's administrator (the "Administrator") has agreed to waive, on a voluntary basis, a portion of its fee chargeable to the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund, and the administration fee shown for those Portfolios reflects that voluntary fee waiver. The Administrator reserves the right to terminate its fee waiver at any time at its sole discretion without notice to current or prospective shareholders. Absent such fee waiver, the annual administration fee would be the greater of 0.20% of net assets or $100,000 for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund.

(3) Absent the voluntary fee waivers described above, total estimated operating expenses for the Institutional shares of the Portfolios stated as a percentage of net assets would be as follows: the Equity Fund--1.00%; the Balanced Fund--1.02%; the Intermediate Term Bond Fund--0.87%; the Short Term Bond Fund--0.95%; the Municipal Bond Fund 1.05%; the Short Term Municipal Bond Fund--1.06%; the Idaho Municipal Bond Fund--0.86%.


EXAMPLE

The following example assumes that all dividends and distributions are reinvested and that the percentage totals listed under "Annual Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:
    Equity Fund.............................................    $9        $29        $50        $111
    Balanced Fund...........................................     9         29         50         111
    Intermediate Term Bond Fund.............................     8         24         42          93
    Short Term Bond Fund....................................     8         24         42          93
    Municipal Bond Fund.....................................     8         24         42          93
    Short Term Municipal Bond Fund..........................     8         24         42          93
    Idaho Municipal Bond Fund...............................     8         24         42          93
=======================================================================================================


The Annual Operating Expenses and Example presented above are designed to assist an investor in understanding the various costs and expenses that an investor in a Portfolio will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "THE ADVISER" and "THE DISTRIBUTOR" in this Prospectus. The information set forth in the Annual Operating Expenses and Example relates only to the Institutional shares. Each Portfolio also offers Retail Class A shares, and the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund offer Retail Class B shares, which are subject to the same expenses except that Retail Class A shares and Retail Class B shares bear additional distribution costs and sales charges.

 5

FINANCIAL HIGHLIGHTS


Shown below are per share data, ratios and supplemental data for the Trust's fiscal year ended January 31, 1998. The financial information, for a share outstanding for the year ended January 31, 1998, has been audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto. The Trust's financial statements for the year ended January 31, 1998, appear, along with the report of Deloitte & Touche LLP, in the Trust's 1998 Annual Report to shareholders. Additional performance information is set forth in the 1998 Annual Report to shareholders and is available upon request and without charge by calling 1-800-472-0577.


For a Share Outstanding Throughout the Year or Period


                                                                                               REALIZED AND
                                         NET ASSET                DIVIDENDS                     UNREALIZED
                                          VALUE,        NET        FROM NET    DISTRIBUTIONS      GAINS       NET ASSET
                                         BEGINNING   INVESTMENT   INVESTMENT   FROM CAPITAL    (LOSSES) ON    VALUE, END   TOTAL
                                         OF PERIOD     INCOME       INCOME         GAINS       INVESTMENTS    OF PERIOD    RETURN
---------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
For the years ended
 January 31, 1998......................   $14.03        0.10        (0.10)        (1.68)           2.99         $15.34     22.14%
 January 31, 1997......................   $12.64        0.11        (0.11)        (0.94)           2.33         $14.03     20.00%
 January 31, 1996......................   $10.24        0.17        (0.17)        (0.72)           3.12         $12.64     32.55%
For the period ended
 January 31, 1995(1)**.................   $10.00        0.01           --             --           0.23         $10.24      2.40%*
BALANCED FUND
For the years ended January 31, 1998...   $12.01        0.32        (0.30)        (0.64)           1.71         $13.10     17.28%
 January 31, 1997......................   $11.79        0.34        (0.35)        (0.78)           1.01         $12.01     12.03%
 January 31, 1996......................   $10.20        0.39        (0.39)        (0.42)           2.01         $11.79     24.15%
For the period ended January 31,
 1995(1)**.............................   $10.00        0.04           --             --           0.16         $10.20      2.00%*
INTERMEDIATE TERM BOND FUND
For the years ended January 31, 1998...   $10.37        0.62        (0.62)            --           0.26         $10.63      8.82%
 January 31, 1997......................   $10.79        0.62        (0.62)            --         (0.42)         $10.37      2.06%
 January 31, 1996......................   $10.09        0.71        (0.70)            --           0.69         $10.79     13.62%
For the period ended January 31,
 1995(1)**.............................   $10.00        0.05        (0.06)            --           0.10         $10.09      1.54%*
SHORT TERM BOND FUND
For the years ended January 31, 1998...   $10.01        0.57        (0.57)            --           0.04         $10.05      6.25%
 January 31, 1997......................   $10.18        0.60        (0.60)            --         (0.17)         $10.01      4.40%
 January 31, 1996......................   $10.02        0.67        (0.65)                         0.14         $10.18      7.80%
For the period ended January 31,
 1995(1)**.............................   $10.00        0.04        (0.06)            --           0.04         $10.02      0.79%*
SHORT TERM MUNICIPAL BOND FUND
For the years ended January 31, 1998...   $10.08        0.37        (0.38)        (0.07)           0.05         $10.05      4.38%
 January 31, 1997......................   $10.23        0.39        (0.39)        (0.07)         (0.08)         $10.08      3.03%
 January 31, 1996......................   $10.01        0.43        (0.42)        (0.05)           0.26         $10.23      6.71%
For the period ended January 31,
 1995(1)**.............................   $10.00        0.03        (0.03)            --           0.01         $10.01      0.43%*
IDAHO MUNICIPAL BOND FUND
For the years ended January 31, 1998...   $10.41        0.47        (0.47)        (0.04)           0.45         $10.82      9.06%
 January 31, 1997......................   $10.80        0.46        (0.46)        (0.06)         (0.33)         $10.41      1.31%
 January 31, 1996......................   $10.13        0.52        (0.51)        (0.12)           0.78         $10.80     12.68%
For the period ended January 31,
 1995(1)**.............................   $10.00        0.04        (0.04)            --           0.13         $10.13      1.74%*
MUNICIPAL BOND FUND
For the period ended January 31,
 1998..................................   $10.02        0.48        (0.48)        (0.12)           0.48         $10.38      9.90%
 January 31, 1997(2)**.................   $10.00        0.12        (0.12)            --           0.02         $10.02      1.34%*
---------------------------------------------------------------------------------------------------------------------------------


 * Returns are for the period indicated and have not been annualized. ** Ratios for the period have been annualized.
(1)  Commenced operations on December 28, 1994.
(2)  Commenced operations on November 1, 1996.

(3) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

 6

                                                               RATIO OF     RATIO OF     RATIO OF
                                       NET                    EXPENSES TO      NET      NET INCOME
                                     ASSETS,      RATIO OF    AVERAGE NET   INCOME TO   TO AVERAGE
                                      END OF      EXPENSES      ASSETS       AVERAGE    NET ASSETS   PORTFOLIO    AVERAGE
                                      PERIOD     TO AVERAGE   (EXCLUDING       NET      (EXCLUDING   TURNOVER    COMMISSION
                                      (000)      NET ASSETS    WAIVERS)      ASSETS      WAIVERS)      RATE       RATE(3)
---------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
For the years ended January 31,
  1998............................   $195,500       0.90%        1.00%        0.63%        0.53%       36.68%     $0.0603
  January 31, 1997................   $177,234       0.90%        1.07%        0.81%        0.64%       97.14%     $0.0603
  January 31, 1996................   $$150,957      0.90%        1.14%        1.43%        1.19%      103.85%         N/A
For the period ended January 31,
  1995(1)**.......................   $ 97,052       0.90%        1.26%        1.22%        0.86%        6.03%         N/A
BALANCED FUND
For the years ended January 31,
  1998............................   $175,751       0.90%        1.02%        2.49%        2.37%       30.91%     $0.0600
  January 31, 1997................   $156,315       0.90%        1.07%        2.90%        2.73%       68.11%     $0.0601
  January 31, 1996................   $$147,357      0.90%        1.14%        3.48%        3.24%       59.74%         N/A
For the period ended January 31,
  1995(1)**.......................   $112,896       0.90%        1.26%        3.61%        3.25%        1.70%         N/A
INTERMEDIATE TERM BOND FUND
For the years ended January 31,
  1998............................   $161,742       0.75%        0.87%        5.99%        5.87%       20.91%         N/A
  January 31, 1997................   $134,645       0.75%        0.95%        6.02%        5.82%       21.23%         N/A
  January 31, 1996................   $115,307       0.75%        1.02%        6.14%        5.87%       85.16%         N/A
For the period ended January 31,
  1995(1)**.......................   $ 65,633       0.75%        1.13%        5.60%        5.22%       10.57%         N/A
SHORT TERM BOND FUND
For the years ended January 31,
  1998............................   $ 50,853       0.75%        0.95%        5.68%        5.48%       48.90%         N/A
  January 31, 1997................   $ 65,328       0.75%        0.96%        6.00%        5.79%       40.80%         N/A
  January 31, 1996................   $ 75,632       0.75%        0.99%        6.11%        5.87%       83.64%         N/A
For the period ended January 31,
  1995(1)**.......................   $ 70,380       0.75%        1.13%        4.21%        3.83%       11.95%         N/A
SHORT TERM MUNICIPAL BOND FUND
For the years ended January 31,
  1998............................   $ 15,626       0.75%        1.34%        3.74%        3.15%       64.76%         N/A
  January 31, 1997................   $ 21,846       0.75%        1.26%        3.79%        3.28%       41.11%         N/A
  January 31, 1996................   $ 31,304       0.75%        1.30%        3.88%        3.33%      114.09%         N/A
For the period ended January 31,
  1995(1)**.......................   $ 33,682       0.75%        1.26%        3.67%        3.16%       11.80%         N/A
IDAHO MUNICIPAL BOND FUND
For the years ended January 31,
  1998............................   $ 26,093       0.75%        1.10%        4.47%        4.12%       17.64%         N/A
  January 31, 1997................   $ 27,487       0.75%        1.24%        4.40%        3.91%       29.13%         N/A
  January 31, 1996................   $ 25,873       0.75%        1.35%        4.52%        3.92%       58.94%         N/A
For the period ended January 31,
  1995(1)**.......................   $ 25,894       0.75%        1.38%        4.21%        3.58%        5.66%         N/A
MUNICIPAL BOND FUND
For the period ended January 31,
  1998............................   $ 63,028       0.75%        1.05%        4.72%        4.42%       93.18%         N/A
  January 31, 1997(2)**...........   $ 53,067       0.75%        1.07%        4.58%        4.26%       19.21%         N/A
---------------------------------------------------------------------------------------------------------------------------


 * Returns are for the period indicated and have not been annualized. ** Ratios for the period have been annualized.
(1)  Commenced operations on December 28, 1994.
(2)  Commenced operations on November 1, 1996.

(3) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

 7

THE TRUST


THE ACHIEVEMENT FUNDS TRUST (the "Trust") is an open-end series management investment company that offers shares of beneficial interest in the following investment portfolios: Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund. Each of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund are divided into three classes of shares, Institutional, Retail Class A and Retail Class B. The Trust's Intermediate Term Bond Fund, Short Term Bond Fund and Short Term Municipal Bond Fund are divided into two classes of shares, Institutional and Retail Class A. This Prospectus offers the Institutional shares (the "shares") of the Trust's Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund. Institutional shares of the Portfolios differ from the Retail Shares with respect to distribution costs, sales charges and dividends, and are only available for purchase by financial institutions investing their own funds or funds for which they act as a fiduciary, agent or custodial capacity. Retail Class A shares differ from the Class B shares with respect to the distribution costs and sales charges. Each of the Portfolios is diversified, except for the Idaho Municipal Bond Fund which is a non-diversified portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., PA 19456 or by calling 1-800-472-0577.


INVESTMENT OBJECTIVES AND POLICIES

EQUITY FUND

INVESTMENT OBJECTIVE

The Equity Fund seeks to provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities.

INVESTMENT POLICIES

Under normal market conditions, the Equity Fund invests in a diversified portfolio of common stocks (including American Depository Receipts ("ADRs") and securities convertible into or exchangeable for common stock) traded on U.S. national securities exchanges (including NASDAQ). The Adviser selects securities for the Equity Fund using an investment strategy often characterized as "Growth at a Price." Under this strategy, the Adviser purchases for the Equity Fund securities of companies that have experienced growth in earnings provided that the securities appear attractively priced based on proprietary valuation methods. Generally, the Equity Fund will purchase securities of companies with mid to large size market capitalization (over $100 million). If the Trust's Adviser believes, however, that the securities of a company with a smaller market capitalization have an attractive value, it may purchase such securities for the Portfolio. Under normal conditions, the Equity Fund will invest at least 80% of its total assets in common stocks. The Equity Fund will not invest more than 20% of its total assets in securities convertible into or exchangeable for common stock. The Equity Fund may invest only in convertible debentures that have received a rating of A or higher by Standard & Poor's Corporation ("S&P") or A or higher by Moody's Investors Service ("Moody's") or are determined to be of comparable quality by the Adviser at time of purchase.

The Equity Fund may purchase securities on a "when-issued" basis, may engage in securities repurchase transactions and may borrow money in aggregate amounts not in excess of 5% of its total assets. The Equity Fund may also write (sell) covered call options.

In addition, under normal market conditions, the Equity Fund may invest up to 10% of its total assets in money market and U.S. equity index mutual funds.

For additional information regarding risks and permitted investments of the Equity Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN

 8

PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

BALANCED FUND

INVESTMENT OBJECTIVE

The Balanced Fund seeks to provide total return (both income and capital appreciation) consistent with prudent investment risk.

INVESTMENT POLICIES

The Balanced Fund invests in a combination of equity and fixed income securities and money market instruments. The Balanced Fund seeks total return in all market conditions, with a special emphasis on minimizing declines in net asset value during falling equity markets. The Balanced Fund invests primarily in equity securities, intermediate maturity fixed income securities and money market instruments.

Under normal market conditions, the Balanced Fund invests between 30-70% of its total assets in a diversified portfolio of common stocks (including ADRs and securities convertible into or exchangeable for common stock) traded on U.S. national securities exchanges (including NASDAQ). The Adviser selects securities for the Balanced Fund using an investment strategy often characterized as "Growth at a Price." Under this strategy, the Adviser purchases for the Balanced Fund securities of companies that have experienced growth in earnings provided that the securities appear attractively priced based on proprietary valuation methods. Generally, the Balanced Fund will purchase securities of companies with mid to large size market capitalization (over $100 million). If the Adviser believes, however, that the securities of a company with a smaller market capitalization have an attractive value, it may purchase such securities for the Portfolio. The Balanced Fund will not invest more than 20% of its total assets in securities convertible into or exchangeable for common stock. It is currently anticipated that the Balanced Fund will invest on the average over time approximately 60% of its total assets in the foregoing types of securities.

The Balanced Fund will, under normal market conditions, invest a minimum of 25% of its total assets in fixed income securities, obligations issued by the U.S. Government and its agencies and instrumentalities, zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds. The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all interest and principal payments from a pool of mortgage loans underlying the security. The Portfolio's investment in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds will not exceed 40% of the fixed income portion of the Portfolio. The fixed income securities held by the Balanced Fund will have an aggregate average weighted maturity of three to ten years.

All of the fixed income securities and any convertible securities purchased by the Balanced Fund will be rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or will be determined to be of comparable quality by the Adviser at the time of purchase, provided, however, that not more than 20% of the assets of the Balanced Fund that are invested in fixed income securities and convertible securities may be invested in bonds or other securities that are rated BBB by S&P or Baa by Moody's or are determined to be of comparable quality by the Adviser. In the event the credit quality of bonds or other securities purchased by the Balanced Fund declines below the applicable criteria, the Adviser may consider selling such securities.

In addition, the Balanced Fund may invest in money market instruments, including money market and U.S. equity index mutual funds, securities issued or guaranteed by the United States Government and its agencies or instrumentalities, repurchase agreements, certificates of deposit or bankers' acceptances issued

 9

by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at time of purchase.

The Balanced Fund may purchase securities on a "when-issued" basis, may engage in securities repurchase transactions and may borrow money in aggregate amounts not in excess of 5% of its total assets. The Balanced Fund may also write (sell) covered call options.

For additional information regarding risks and permitted investments of the Balanced Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

INTERMEDIATE TERM BOND FUND

INVESTMENT OBJECTIVE

The Intermediate Term Bond Fund seeks income consistent with prudent investment risk and maintenance of appropriate liquidity.

INVESTMENT POLICIES

The Intermediate Term Bond Fund's permitted investments consist of the following debt securities: fixed income securities, obligations issued by the U.S. Government and its agencies and instrumentalities, zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds. The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all interest and principal payments from a pool of mortgage loans underlying the security. All of the foregoing investment securities are considered by the Trust to be bonds and will be rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase or will be determined to be of comparable quality by the Adviser at the time of purchase, provided, however, that the Intermediate Term Bond Fund may not invest more than 20% of its assets in bonds that are rated BBB by S&P or Baa by Moody's or are determined to be of comparable quality by the Adviser. In the event the credit quality of bonds purchased by the Intermediate Term Bond Fund declines below the applicable criteria, the Adviser may consider selling such securities. The Portfolio's investment in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds will not exceed 40% of its total assets.

In addition, the Intermediate Term Bond Fund may invest in money market instruments, including securities issued or guaranteed by the United States Government and its agencies or instrumentalities, repurchase agreements, certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at time of purchase. The Intermediate Term Bond Fund may also invest up to 10% of its total assets in money market mutual funds.

The Portfolio will have an aggregate average weighted maturity of three to ten years. By so limiting the maturity of its investments, the Intermediate Term Bond Fund's assets are expected to experience less price volatility in response to changes in interest rates than similar securities with longer average weighted maturities.

The Intermediate Term Bond Fund may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments. The Intermediate Term Bond Fund may also borrow money in aggregate amounts not in excess of 5% of its total assets.

 10

For additional information regarding risks and permitted investments of the Intermediate Term Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

SHORT TERM BOND FUND

INVESTMENT OBJECTIVE

The Short Term Bond Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

INVESTMENT POLICIES

The Short Term Bond Fund's permitted investments consist of the following debt securities: fixed income securities, obligations issued by the U.S. Government and its agencies and instrumentalities, zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds. The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all interest and principal payments from a pool of mortgage loans underlying the security. All of the foregoing investment securities will be rated A or higher by S&P or by Moody's at the time of purchase or determined to be of comparable quality by the Adviser at the time of purchase, and are considered by the Trust to be bonds. In the event the credit quality of the bonds purchased by the Short Term Bond Fund declines below the applicable criteria, the Adviser will consider selling such securities. The Short Term Bond Fund's investments in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds will not exceed 30% of its total assets.

In addition, the Short Term Bond Fund may invest in money market instruments, including securities issued or guaranteed by the United States Government and its agencies or instrumentalities, repurchase agreements, certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase. The Short Term Bond Fund may also invest up to 10% of its total assets in money market mutual funds.

The Portfolio will have an aggregate average weighted maturity of not more than two years and individual securities held in the Portfolio may have a maximum maturity of three years. By so limiting the maturity of its investments, the Short Term Bond Fund's assets are expected to experience less price volatility in response to changes in interest rates than similar securities with longer maturities.

The Short Term Bond Fund may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments. In addition, the Short Term Bond Fund may borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Short Term Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The Municipal Bond Fund seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

INVESTMENT POLICIES

Under normal market conditions, the Municipal Bond Fund will invest at least 80% of its assets in municipal securities the interest on which is exempt

 11

from Federal income taxes, based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Municipal Bond Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Municipal Bond Fund will not invest more than 10% of its assets in municipal securities of issuers located in any single state, territory or possession. Under normal market conditions, the Municipal Bond Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the alternative minimum tax. Although the Adviser intends to invest solely in municipal securities, up to 20% of all of the assets of the Municipal Bond Fund can be invested in U.S. Treasury obligations when suitable municipal securities are not available.

The Municipal Bond Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser.

    (i) Municipal bonds rated BBB or better by S&P or Baa or better by Moody's. Municipal bonds held by the Municipal Bond Fund will, on a dollar-weighted basis, have a rating of A or better. The Municipal Bond Fund may not invest more than 20% of its assets in municipal bonds rated BBB by S&P or Baa by Moody's.

    (ii) Municipal notes rated at least SP-1 by S&P or MIG-1 by Moody's.

    (iii) Tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's.

    (iv) Municipal lease obligations that have the ratings specified in (i) above or that are of comparable quality as determined by the Adviser upon consideration of relevant factors specified by the board of trustees of the Trust (the "Trustees"), including the likelihood that the lease related to the obligation will be cancelled or that funds will not be appropriated for payment thereof. Municipal lease obligations that are subject to an annual appropriation by the issuer may be purchased by the Municipal Bond Fund only if the security in question is insured by an approved municipal insurance company (e.g. AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation, Financial Guaranty Insurance Company).

    (v) Shares of mutual funds that invest primarily in municipal bonds, municipal notes, tax-exempt commercial paper or municipal lease obligations that have the ratings specified above. Up to 10% of the assets of the Municipal Bond Fund may be invested in such mutual fund shares.

In the event the credit quality of municipal securities owned by the Municipal Bond Fund declines below the applicable criteria outlined above, the Adviser may consider selling such securities. For a description of ratings, see "Appendix."

The Municipal Bond Fund may invest in variable and floating rate obligations, municipal zero coupon securities, may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments. The Municipal Bond Fund may invest up to 15% of its assets in liquid securities that are of comparable quality, as determined by the Adviser, to the ratings discussed above. The Municipal Bond Fund may also borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Municipal Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS."

SHORT TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The Short Term Municipal Bond Fund seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

 12

INVESTMENT POLICIES

Under normal market conditions, the Short Term Municipal Bond Fund will invest at least 80% and up to 100% of its assets in municipal securities the interest on which is exempt from regular Federal income taxes, based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Short Term Municipal Bond Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Short Term Municipal Bond Fund will not invest in securities the interest on which is a preference item for purposes of the alternative minimum tax. The Short Term Municipal Bond Fund will generally maintain a dollar-weighted average portfolio maturity of no more than three years and an individual security maturity of no more than four years.

The Short Term Municipal Bond Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser: (i) municipal bonds rated BBB or higher by S&P or Baa or higher by Moody's, provided, however, that the Short Term Municipal Bond Fund may not invest more than 20% of its assets in bonds rated BBB by S&P or Baa by Moody's;
(ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. In the event the credit quality of municipal securities owned by the Short Term Municipal Bond Fund declines below the applicable criteria outlined above the Adviser may consider selling such securities. The Short Term Municipal Bond Fund may also purchase other types of tax exempt instruments as long as they are of a quality equivalent to the bond, note or commercial paper ratings stated above, and may invest up to 10% of its total assets in tax-exempt money market mutual funds.

The Short Term Municipal Bond Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Short Term Municipal Bond Fund may also borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Short Term Municipal Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

IDAHO MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The Idaho Municipal Bond Fund seeks to provide as high a level of current income exempt from Federal and Idaho state income taxes as is consistent with preservation of capital.

INVESTMENT POLICIES

The Idaho Municipal Bond Fund will invest at least 65% of its total assets in municipal securities the interest on which is exempt from Federal and Idaho state income taxes, based upon opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Idaho Municipal Bond Fund. The Idaho Municipal Bond Fund may purchase the following types of municipal securities of issuers located in Idaho, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser at the time of purchase: (i) municipal bonds rated BBB or higher by S&P or Baa or higher by Moody's provided, however, that the Idaho Municipal Bond Fund may not invest more than 20% of its assets in bonds rated BBB by S&P or Baa by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. The Adviser will consider selling municipal securities owned by the Idaho Municipal Bond Fund for which credit quality declines below the applicable criteria outlined above.

Under normal market conditions, the Idaho Municipal Bond Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the alternative minimum tax. In addition, up to 20% of the Idaho Municipal Bond

 13

Fund's total assets may be invested in tax-exempt money market funds and other municipal securities, the interest on which is exempt from Federal income taxes, but not from Idaho income tax, based upon opinions from bond counsel for the issuers. Such investments will be of the same credit quality discussed above.

The Idaho Municipal Bond Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Idaho Municipal Bond Fund may also borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Idaho Municipal Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

GENERAL INVESTMENT POLICIES

For temporary defensive purposes when the Adviser determines that market conditions warrant, (i) the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund each may invest up to 100% of its assets in money market instruments consisting of securities issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by domestic banks or savings and loan associations having net assets of at least $2.5 billion as of the end of their most recent fiscal year, and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase, and other long- and short-term debt instruments which are rated A or higher by S&P or Moody's at the time of purchase, and may hold a portion of its assets in cash reserves, and (ii) the Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund may each invest up to 100% of its assets in tax-exempt money market mutual funds, U.S. Treasury obligations and cash reserves. To the extent that any Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

The Advisor expects that under normal circumstances the annual turnover rate of the investments of the Portfolios will be less than 100%.

In placing orders for the execution of transactions in portfolio securities, it is the Trust's policy to obtain the best net results taking into account such factors as price, size, type and difficulty of the transaction involved, a brokerage firm's general execution and operational facilities and the firm's risk in positioning the securities involved. The Portfolios may execute brokerage or other agency transactions through the Distributor or its affiliates or through affiliates of the Adviser for a commission in conformity with the Investment Company Act of 1940 (the "1940 Act"), the Securities Exchange Act of 1934 and rules of the SEC. The Trust will not purchase portfolio securities from any affiliated person acting as a principal except in conformity with the regulations of the SEC.

RISK FACTORS

EQUITY SECURITIES (EQUITY FUND AND BALANCED FUND)--Investments in common stocks are subject to market risks which may cause their prices to fluctuate. Accordingly, the Equity Fund and the Balanced Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in the value of portfolio securities will not necessarily affect cash income derived from those securities but will affect the net asset value of a Portfolio's shares.

FIXED INCOME SECURITIES (BALANCED FUND, INTERMEDIATE TERM BOND FUND, SHORT TERM BOND FUND, MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND)--The market value of fixed income securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover,

 14

while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from those securities but will affect the net asset value of a Portfolio's shares.

RATED SECURITIES (BALANCED FUND, INTERMEDIATE TERM BOND FUND, MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND)--The Balanced Fund, the Intermediate Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may invest in securities rated as investment grade by either S&P or Moody's. Up to 20% of the assets of the Balanced Fund that are invested in fixed income securities and convertible securities, and up to 20% of the assets of the Intermediate Term Bond Fund, the Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and Municipal Bond Fund, may be invested in bonds in the lowest investment grade debt category (i.e., bonds rated BBB by S&P or Baa by Moody's), which have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity on the part of the issuer of such bonds to make principal and interest payments than is the case with higher grade bonds. The Portfolios may retain a security which was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade.

NON-DIVERSIFICATION (IDAHO MUNICIPAL BOND FUND)--Investment in the Idaho Municipal Bond Fund, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in securities of relatively few issuers could result in greater fluctuation in the total market value of this Portfolio's holdings. Any economic, political or regulatory developments affecting the value of the securities the Idaho Municipal Bond Fund holds could have a greater impact on the total value of its holdings than would be the case if the securities were diversified among more issuers. The Idaho Municipal Bond Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Idaho Municipal Bond Fund will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of its total assets.

COVERED CALL OPTIONS (EQUITY FUND AND BALANCED FUND)--Risks associated with covered call option transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolios will receive a premium when it writes covered call options, they may not participate fully in a rise in the market value of the underlying security.

IDAHO RISK FACTORS (IDAHO MUNICIPAL BOND FUND)--Certain risks are inherent in the Idaho Municipal Bond Fund's investments in Idaho municipal securities. The State of Idaho currently has no outstanding general obligation debt. In the past, tax anticipation notes have been issued by the State of Idaho that are backed by the full faith and credit of the State of Idaho. Other securities issued by Idaho state agencies are secured only by a pledge of revenues generated by investment of bond proceeds in assets such as low-income housing loans or loans for the construction of hospital facilities, and of reserve funds and other funds created from bond proceeds. Timely payment of general obligation bonds issued by political subdivisions of the State of Idaho is dependent upon the ability of those entities to collect anticipated tax revenues, which may be affected by general economic conditions and political changes. Timely payment of revenue bonds issued by political subdivisions of the State of Idaho is dependent upon collection of revenues from

 15

investments made with bond proceeds. A more complete description of risks associated with Idaho municipal securities is contained in the Statement of Additional Information.

OTHER PERMITTED INVESTMENTS--Certain of the other investments permitted for the Portfolios pose special risks in addition to those risks described above. See "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS--Repurchase Agreements," and "--Standby Commitments," in this Prospectus and the description of permitted investments in the Statement of Additional Information.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

INVESTMENT LIMITATIONS

No Portfolio may:

1. With respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or
(b) the Portfolio would hold more than 10% of the outstanding securities of that issuer, except that this limitation shall not be applicable to the Idaho Municipal Bond Fund.

2. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

The foregoing percentage limitations will apply at the time of the purchase of a security or the time that money is borrowed. Additional investment limitations are set forth in the Statement of Additional Information.

FUNDAMENTAL POLICIES

The investment objectives and investment limitations stated above are fundamental policies of the Portfolios. Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" of a Portfolio as used in this Prospectus means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

THE ADVISER

First Security Investment Management, Inc. ("FSIM" or the "Adviser") serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. The selection of FSIM to serve as investment adviser to the Portfolios was approved by the Trustees and the initial shareholder of each Portfolio. Under the Advisory Agreement, the Adviser makes the investment decisions for the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program.

Under the Advisory Agreement, FSIM is entitled to receive a fee for the services it provides, which is calculated daily and paid monthly, at an annual rate of 0.74% of the average daily net assets of the Equity Fund and the Balanced Fund, and at an annual rate of 0.60% of the average daily net assets of the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund. The Adviser has voluntarily waived a portion of its fee for the Trust's current fiscal year so that total operating expenses for the Equity Fund and the Balanced Fund will not exceed 0.90% and the total operating expenses for the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond

 16


Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund will not exceed 0.75%. The Adviser may revoke its fee waivers at any time at its sole discretion without notice to any current or prospective shareholder. For the fiscal year ended January 31, 1998, the Adviser received advisory fees in amounts equal to the following annual percentage rates applied to the average daily net assets of the Portfolios indicated: 0.64% for the Equity Fund; 0.61% for the Balanced Fund; 0.48% for the Intermediate Term Bond Fund; 0.40% for the Short Term Bond Fund; 0.30% for the Municipal Bond Fund; 0.60% for the Short Term Municipal Bond Fund; and 0.57% for the Idaho Municipal Bond Fund.



FSIM, incorporated in August 1984, is a wholly-owned, indirect subsidiary of First Security Corporation, a financial services organization and registered bank holding company with headquarters in Utah. In addition to advising the Portfolios, FSIM's advisory experience includes the management of various collective and common investment funds and the provision of investment management services to another investment company, banks and thrift institutions, corporate and profit-sharing trusts, Taft-Hartley organizations, municipal and state retirement funds, charitable foundations, endowments and individual investors throughout the United States. FSIM had approximately $5.8 billion under management at December 31, 1997. FSIM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and has offices at 61 South Main Street, Salt Lake City, Utah 84111, at 119 North 9th Street, Boise, Idaho 83701 and at 40 First Plaza NW, 3rd Floor, Albuquerque, New Mexico 87102.


The following individuals are responsible for the day-to-day management of the Portfolios indicated.

EQUITY FUND--Sterling K. Jenson, CFA, is President of the Adviser and has been responsible for the Equity Fund since its inception in December, 1994. He joined the Adviser in 1990 as a Vice President and Senior Portfolio Manager, and has managed the First Security Common Stock Fund and EB Common Stock Fund from December, 1993 to December, 1994 when those funds were converted into the Equity Fund.


BALANCED FUND--Curtis J. Anderson, CFA, is a Senior Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Balanced Fund since inception. He joined the Adviser in 1991 serving as Assistant Vice President and Portfolio Manager. Prior to joining the Adviser, Mr. Anderson served as a Trust Investment Officer with West One Trust Company from 1989 to 1991.



INTERMEDIATE TERM BOND FUND AND SHORT TERM BOND FUND--Mark L. Anderson is a Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Intermediate Term Bond Fund and Short Term Bond Fund since inception and has been portfolio manager for the past five years. Mr. Anderson joined the Adviser in 1984 and has managed bond, money market, balanced and equity portfolios since that time.



MUNICIPAL BOND FUND AND SHORT TERM MUNICIPAL BOND FUND--Richard K. Baird, CFA, is a Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Municipal Bond Fund and Short Term Municipal Bond Fund since May 30, 1997. Mr. Baird was Senior Portfolio Manager with Seafirst Bank (BankAmerica) from 1987 to 1996 and The First National Bank of Colorado Springs, Colorado from 1982 to 1986.



IDAHO MUNICIPAL BOND FUND--John B. Tousley is a Vice President and Senior Portfolio Manager of the Adviser and has recently assumed portfolio management responsibilities for the Idaho Municipal Bond Fund. He joined the Adviser in 1996. From 1993 to 1996, Mr. Tousley served as both a portfolio manager and analyst for U.S. Bank, managing fixed-income equity and balanced portfolios.


Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end

 17

investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of a customer, or from performing any combination of such services. FSIM and the Trust believe that FSIM may perform the advisory services for the Trust described in this Prospectus. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent FSIM from continuing to perform investment advisory services for the Trust.

If FSIM or any other service providers were prohibited from performing services for the Trust, it is expected that the Board of Trustees of the Trust would recommend to the Trust's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

THE ADMINISTRATOR


SEI Fund Resources, Oaks, PA 19456, a wholly-owned subsidiary of SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), provides the Trust with administrative services (other than investment advisory services), accounting services, regulatory reporting, all necessary office space, equipment, personnel and facilities, pursuant to an administration agreement with the Trust (the "Administration Agreement"). For these services, the Administrator is entitled to a fee from the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund, the Short Term Bond Fund and the Municipal Bond Fund in an amount which is calculated at an annual rate of 0.20% of their average daily net assets. The Administrator is entitled to a fee from the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in an amount equal to the greater of 0.20% of their average daily net assets or $100,000 per annum. The Administrator has voluntarily agreed to waive a portion of its fee for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund. The Administrator reserves the right to terminate its fee waiver for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund at any time at its sole discretion and without notice to any current or prospective shareholder.


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania, 19456, a wholly-owned subsidiary of SEI, serves as the distributor for the Portfolios pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distributor receives no fee for its services in connection with distribution of the Institutional shares. Financial institutions that are the record owners of shares for the account of their customers may impose separate fees for account services to their customers.


YEAR 2000 ISSUE



The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has made inquiry of its service providers to determine whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 transition without material adverse consequences to the Trust. While it is likely that such assurances will be obtained, the Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which the Trust does business.

 18

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Financial institutions may acquire shares of the Portfolios for their own account or as record owner on behalf of fiduciary, agency or custody accounts by placing orders with the Distributor. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Shares of each Portfolio are offered only to residents of states in which the shares are eligible for purchase.

Shares of each Portfolio may be purchased or redeemed on days during which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment by financial institutions purchasing shares is $500,000; however the minimum investment may be waived at the Distributor's discretion. No minimum amount is required for subsequent investments.

Shareholders who desire to purchase shares for cash must place their orders with the Distributor prior to 4:00 p.m. Eastern time on any Business Day for the order to be accepted on that Business Day. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. Cash payment for investments must be transmitted or delivered in federal funds to the wire agent on the next Business Day following the day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its shareholders to accept such purchase order. Purchases will be made in full and fractional shares of the Portfolios calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction.


The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of each Portfolio is determined by dividing the total market value of a Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. Net asset value per share is determined daily as of the close of regular trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on any Business Day in the manner described in the Statement of Additional Information. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services.



An exchange between the Institutional class and the Retail Class A shares or Retail Class B shares of any Portfolio is generally not permitted, except that Institutional class shares will be exchanged for Retail Class A shares automatically should an investor in the Institutional class become ineligible to purchase additional Institutional class shares. For example, an automatic exchange would occur if an Institutional class investor receives a distribution from a trust, and such investor would be investing individually (and becomes a shareholder of record) rather than through a qualified account. An exchange from the Institutional class to the Retail Class A shares of a Portfolio will occur automatically when an Institutional class shareholder's account falls below the $500,000 minimum balance. The Trust will provide thirty days' notice of any such exchange. The exchange will take place at net asset value, without the imposition of a sales load, fee or other charge. After the exchange, the exchanged shares will be subject to all fees applicable to Retail Class A shares. In the event that a shareholder declines to accept an automatic exchange, and if the shareholder does not meet the requirements for investing in Institutional class shares, the Trust reserves the right to redeem the shares upon expiration of the thirty-day period. The Trust reserves the right to require shareholders to complete an application or other documentation in connection with the exchange.



Retail Class A shares of a Portfolio may be exchanged for Institutional Class shares of the same Portfolio should the shareholder establish a trust, custodial or money management relationship with a qualified institution.

 19

To exchange shares held of record by a financial institution but beneficially owned by a customer, the customer should contact the financial institution, which will contact the Distributor and effect the exchange on behalf of the customer. If an exchange request in good order is received by the Distributor by 4:00 p.m. Eastern time on any Business Day, the exchange will ordinarily be effective on that day. Any shareholder or customer of a shareholder who wishes to make an exchange must have received a current prospectus of the Portfolio into which the exchange is being made before the exchange will be effected.

Each Portfolio anticipates earning income on its portfolio securities and other investments in the form of interest income, dividends and capital gains. That income, after payment of expenses, will be passed along to shareholders as dividends or capital gain distributions. See "GENERAL INFORMATION--Dividends" for a discussion of the dividend policy of each Portfolio. Such distributions to shareholders will automatically be paid in cash, unless the shareholder makes a different election with respect to such distributions.

Distributions of dividends and capital gains made by the Portfolios may be invested in shares of one of the other Portfolios if shares of the other Portfolio are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering this distribution investment option should consider the differences in investment objectives and policies of another Portfolio before making any investment in such Portfolio. The Trust reserves the right to terminate this distribution investment option without further notice to shareholders.

Shareholders who desire to redeem shares of a Portfolio must place their redemption orders with the Distributor prior to 4:00 p.m. Eastern time on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Distributor of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

Purchase, redemption and exchange orders may be placed by telephone. Neither the Trust nor the Trust's transfer agent will be responsible for any loss, liability, cost or expense for acting upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. The Trust or the Trust's transfer agent may be liable for losses resulting from fraudulent or unauthorized instructions if it does not employ these procedures. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a shareholder experiences difficulties placing redemption orders by telephone, the shareholder may wish to consider placing its order by other means.

PERFORMANCE

GENERAL

From time to time the Portfolios may advertise yield and total return. The Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund each may also advertise a "taxable equivalent yield." These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of each Portfolio refers to the income generated by a hypothetical investment in such Portfolio over a thirty day period. This income is then "annualized," i.e., the income over thirty days is assumed to be generated over one year and is shown as a percentage of the investment.

A "taxable equivalent yield" is calculated by determining the yield that would have been achieved on a fully taxable investment to produce the after-tax equivalent of a Portfolio's yield, assuming certain rates of taxation for a shareholder.

The total return of each Portfolio refers to the average compounded rate of return on a hypothetical

 20

investment for designated time periods, assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.


A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual funds rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Portfolio may quote a service that ranks mutual funds on the basis of risk-adjusted performance (such as Morningstar, Inc.). A Portfolio may use long-term performance of appropriate capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in the appropriate capital markets. A Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.


Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.


Additional performance information for the Portfolios is set forth in the Trust's Annual Report to shareholders for its fiscal year ended January 31, 1998, which is available upon request and without charge by calling 1-800-472-0577.


TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. State and local tax consequences of an investment in the Portfolios may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE PORTFOLIOS

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS (EQUITY FUND, BALANCED FUND, INTERMEDIATE TERM BOND FUND AND SHORT TERM BOND FUND)

Each Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gains and realized market discounts) and net capital gains to shareholders. Dividends from a Portfolio's investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits. Dividends paid by a Portfolio to corporate shareholders may qualify for the deduction for dividends received by corporations to the extent of the dividends received by the Portfolio from domestic corporations. See the Statement of Additional Information for further details. However, the full amount of such dividends will be taken into account in determining liability (if any) for corporate alternative minimum tax. Distributions of net capital gains do not qualify for the corporate dividends

 21


received deduction and are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Taxpayer Relief Act of 1997 authorizes the Internal Revenue Service to issue regulations that will enable shareholders to determine the tax rates applicable to such capital gain distributions. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.


The sale, exchange or redemption of Portfolio shares is a taxable transaction to the shareholder.

TAX STATUS OF DISTRIBUTIONS (MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND)

Each Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gains and realized market discounts) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's total assets consists of obligations the interest on which is excludable from gross income, that Portfolio may distribute its net tax-exempt interest income as "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of a Portfolio to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends.

Any dividends paid out of net short-term capital gains and realized market discounts or out of any income realized by a Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of that Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of a Portfolio also will not qualify for the corporate dividends-received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

The Portfolios will report annually to shareholders the percentages of their net investment income which are exempt from the regular federal income tax, which constitute items of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable. In addition, the Idaho Municipal Bond Fund will report annually to shareholders the percentages of its net investment income which are exempt from Idaho corporate and personal income tax (discussed below). The Portfolios will apply such percentages uniformly to all distributions declared from net investment income during each report year. These percentages may differ significantly from the actual percentages for any particular day.

An investment in these Portfolios is not intended to constitute a balanced investment program. Shares of the Municipal Bond Fund, the Short Term Municipal Bond Fund or the Idaho Municipal Bond Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts generally qualify for deferral of taxes on income or gains and, therefore, not only would not gain any additional benefit from the dividends of those Portfolios being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

ADDITIONAL FEDERAL TAX INFORMATION

Dividends declared by each Portfolio in October, November or December of any year and payable to shareholders of record on a date in any such month

 22

will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Shareholders should consult their tax advisers concerning the state and local tax consequences of investment in a Portfolio, which may differ from federal income tax consequences described above.

IDAHO TAXES

Exempt-interest dividends that are paid by the Idaho Municipal Bond Fund will not be subject to Idaho corporate and personal income taxes to the extent that they are attributable to interest earned on municipal securities that is exempt from Idaho state income taxes in the opinion of bond counsel for their issuers.

GENERAL INFORMATION

THE TRUST

The Trust was organized as an unincorporated business trust under the laws of Massachusetts on December 16, 1988 pursuant to a Master Trust Agreement of that date, which agreement was amended and restated on October 7, 1994 and was further amended on December 1, 1994 (as further amended from time to time, the "Trust Agreement").


The Trust currently offers shares of beneficial interest in seven separate portfolios. The Trust may issue an unlimited number of shares of each of its portfolios. Each share is entitled to such dividends and distributions out of income earned on the assets of such portfolio as are declared in the discretion of the Trust's Board of Trustees. When issued and paid for, shares will be fully paid and non-assessable by the Trust and will have no preference, conversion or preemptive rights. The Trust Agreement authorizes the Board of Trustees to classify or reclassify any shares of any portfolio into one or more other portfolio and to create classes in such portfolio. The Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund are divided into three classes of shares, Institutional, Retail Class A and Retail Class B shares. The Trust's Intermediate Term Bond Fund, Short Term Bond Fund and Short Term Municipal Bond Fund are into two classes of shares, the Institutional and Retail Class A classes. All classes of a Portfolio have a common investment objective and investment limitations and policies. Shares of the Institutional class are offered by this prospectus. Shares of the Retail Class A and Retail Class B class are offered through a separate prospectus.


TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of Massachusetts. The Trustees supervise the business activities of the Trust and have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Trust is not required under Massachusetts law to hold annual meetings of shareholders, but will hold shareholder meetings if required to do so by the 1940 Act. Special meetings may be called for specific Portfolios for purposes such as changing fundamental policies or approving certain contracts. Shareholders will be permitted to call a meeting of shareholders and will receive assistance in communicating with other shareholders, for the purpose of voting upon the removal of any Trustee as long as such shareholder request is in writing and is signed by shareholders of record of no less than 10% of the Trust's outstanding shares.

 23

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to SEI Investments Distribution Co. in writing to Oaks, PA 19456 or by calling 1-800-472-0577.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends that are declared and paid quarterly by the Equity Fund, declared and paid monthly by the Balanced Fund and declared daily and paid monthly by the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund. Shareholders of record on the last Business Day of each month will be entitled to receive the monthly dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolios at least annually.

Shareholders automatically receive all income dividends and capital gains distributions in cash, unless the shareholder has elected to take such payments in another form. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

Dividends and distributions of a Portfolio are paid on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

THE TRANSFER AGENT

DST Systems, Inc., P.O. Box 419448, Kansas City, Missouri 64141-6448 (the "Transfer Agent") acts as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

COUNSEL


Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Trust.


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP serves as independent accountants of the Trust.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, PA 19101 (the "Custodian"), acts as custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

 24

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

COVERED CALL OPTIONS--A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, a specified underlying security at any time during the option period. In a covered call option, the writer of the option owns a sufficient amount of the underlying securities to "cover" the option through delivery of the optioned securities upon exercise of the option. The Equity Fund and Balanced Fund may write covered call options as a means of increasing the yield of these portfolios and as a means of providing limited protection against decreases in the market value of portfolio securities.

EQUITY INDEX MUTUAL FUNDS--Equity index mutual funds are open-end investment companies that structure their securities investments so that the performance of the portfolio approximates the performance of a target equity securities index.

EQUITY SECURITIES--Equity securities include common stock, preferred stock and other securities that are convertible to or grant the right to acquire common stock or preferred stock.

FIXED INCOME SECURITIES--Fixed income securities are debt obligations bearing a specified rate of interest during their term that are issued by the United States government and its agencies and instrumentalities, corporations, municipalities and other borrowers.

MONEY MARKET FUNDS--Money market funds are open-end investment companies that are continuously engaged in the issuance of shares. In connection with management of their daily cash positions, a Portfolio may invest in money market fund shares having investment objectives and policies consistent with those of the Portfolio. Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if the issuer has outstanding obligations of comparable priority and security that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, mass transportation, schools, streets and water and sewer works, the refunding of outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the

 25

construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. Private activity bonds are bonds that are issued by municipalities, the proceeds of which are used in an activity considered a nonessential government function under the Internal Revenue Code, which may include activities such as construction and operation of airports, convention centers, auditoriums, sports facilities, hospitals and mass commuting facilities. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


Economic, business, or political developments might affect all municipal securities of a similar type. To the extent that a significant portion of the Municipal Bond Fund's, Short Term Municipal Bond Fund's or Idaho Municipal Bond Fund's assets are invested in municipal securities payable from revenue on similar projects, those Portfolios will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested. For example, certain municipal securities may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue and legislation may have the effect of limiting ad valorem taxes on real property or restricting the ability of taxing entities to increase real property tax revenues. Municipal securities that are payable only from the revenues derived from a particular facility, such as a utility or housing project, may be adversely affected by laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. If the payment of interest and principal on municipal securities is insured in whole or in part by a government created fund the municipal securities may be adversely affected by laws or regulations that restrict the aggregate insurance proceeds available for payment of principal and interest in the event of a default on such securities. State and local tax revenues generally mirror economic conditions and may be adversely affected by regional or national recessions.


RECEIPTS--Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount accretes over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and

 26

the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

STANDBY COMMITMENTS--Securities subject to standby commitments permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment may be sold at any time at the current market price. However, unless the standby commitment was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolios will limit standby commitment transactions to institutions believed to present minimal credit risk.

U.S. GOVERNMENT AGENCIES--U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

For additional information regarding permitted investments see "Description of Permitted Investments" in the Trust's Statement of Additional Information.

 27

APPENDIX

DESCRIPTION OF CORPORATE AND MUNICIPAL BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issuers rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the two highest quality ratings on the basis of relative repayment capacity.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

  Source of Payment (the more dependent the issue is on the market for its refinancing the more likely it will be treated as a note).

 28

The note rating symbol SP-1 reflects very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) description.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

TABLE OF CONTENTS

--------------------------------------------------------------------------------

Summary..........................................    2
Financial Highlights.............................    5
The Trust........................................    7
Investment Objectives and Policies...............    7
Risk Factors.....................................   13
Investment Limitations...........................   15
Fundamental Policies.............................   15
The Adviser......................................   15
The Administrator................................   17
The Distributor..................................   17
Purchase, Exchange and Redemption of Shares......   18
Performance......................................   19
Taxes............................................   20
General Information..............................   22
Description of Certain Permitted Investments.....   23
Appendix.........................................   27




                                                            LOGO

                                                            THE ACHIEVEMENT FUNDS
                                                            THE ACHIEVEMENT FUNDS TRUST
                                                            INSTITUTIONAL
                                                            PROSPECTUS
                                                            EQUITY FUND
                                                            BALANCED FUND
                                                            INTERMEDIATE TERM BOND FUND
                                                            SHORT TERM BOND FUND
                                                            MUNICIPAL BOND FUND
                                                            SHORT TERM MUNICIPAL BOND FUND
                                                            IDAHO MUNICIPAL BOND FUND

                                                            JUNE 1, 1998

DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PENNSYLVANIA 19456
800-472-0577
ACH-F-003-05

THE ACHIEVEMENT FUNDS TRUST
RETAIL SHARES

              -- EQUITY FUND
              -- BALANCED FUND
              -- INTERMEDIATE TERM BOND FUND
              -- SHORT TERM BOND FUND
              -- MUNICIPAL BOND FUND
              -- SHORT TERM MUNICIPAL BOND FUND
              -- IDAHO MUNICIPAL BOND FUND

THE ACHIEVEMENT FUNDS TRUST (the "Trust") is a mutual fund that offers separate classes of shares of beneficial interest in the seven portfolios listed above (the "Portfolios"). This Prospectus relates to the Retail Class A shares (the "Class A shares") of the Portfolios and the Retail Class B shares (the "Class B shares") of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund. The Class A shares and the Class B shares are referred to collectively in this prospectus as the "Retail Shares." The Retail Shares are designed to offer investors ("shareholders") a convenient means of investing in one or more professionally managed portfolios of securities through a participating dealer. Each Portfolio also offers Institutional shares that differ from the Retail Shares with respect to distribution costs, sales charges and dividends.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING ANY OF THE FIRST SECURITY BANKS OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the basic information about the Trust and each Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated June 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge through the Distributor, SEI Investments Distribution Co., by written request addressed to the Distributor at Oaks, PA 19456 or by calling 1-800-472-0577. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
JUNE 1, 1998

2

                                    SUMMARY

The Achievement Funds Trust (the "Trust") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Class A shares and the Class B shares (collectively, the "Retail Shares") of the Trust's Equity Fund, Balanced Fund, Municipal Bond Fund, Idaho Municipal Bond Fund, and the Class A shares of the Trust's Intermediate Term Bond Fund, Short Term Bond Fund and Short Term Municipal Bond Fund (each a "Portfolio," and collectively the "Portfolios"). Each of the Portfolios is diversified, except for the Idaho Municipal Bond Fund, which is a non-diversified portfolio of securities.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The EQUITY FUND seeks to provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities. The BALANCED FUND seeks to provide a total return (both income and capital appreciation) consistent with prudent investment risk. The INTERMEDIATE TERM BOND FUND seeks income consistent with prudent investment risk and maintenance of appropriate liquidity. The SHORT TERM BOND FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The MUNICIPAL BOND FUND seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital. The SHORT TERM MUNICIPAL BOND FUND seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital. The IDAHO MUNICIPAL BOND FUND seeks to provide as high a level of current income exempt from Federal and Idaho state income taxes as is consistent with the preservation of capital. There is no assurance that any Portfolio will meet its investment objective. See "INVESTMENT OBJECTIVES AND POLICIES" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS."

RISK FACTORS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS

The net asset value of the shares of the Portfolios will fluctuate with changes in the prices of their underlying portfolio securities. Values of fixed income securities and, correspondingly, share prices of Portfolios that invest in such securities, will tend to vary inversely with interest rates and may be affected by other market and economic factors as well. Common stocks in which the Equity Fund and the Balanced Fund invest may be more volatile and may fluctuate in value more than other types of investments. The Idaho Municipal Bond Fund is a non-diversified portfolio that invests primarily in Idaho Municipal Securities. There are other risks associated with the ownership of shares of a mutual fund. See "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS."

THE ADVISER

First Security Investment Management, Inc. serves as investment adviser (the "Adviser") to the Portfolios. See "THE ADVISER."

THE ADMINISTRATOR

SEI Fund Resources serves as administrator of the Trust. See "THE
ADMINISTRATOR."

3

THE TRANSFER AGENT

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Trust. See "GENERAL INFORMATION--Transfer Agent."

THE DISTRIBUTOR

SEI Investments Distribution Co. serves as distributor of the Trust's shares. See "THE DISTRIBUTOR."

THE CUSTODIAN

CoreStates Bank, N.A. serves as custodian for the cash, securities and other assets of the Trust. See "GENERAL INFORMATION--Custodian."

PURCHASE, EXCHANGE OR REDEMPTION OF SHARES

GENERAL

Purchases, exchanges or redemptions of shares may be made on any day on which the New York Stock Exchange is open for business (a "Business Day"). A purchase, exchange or redemption order may be placed through a financial institution or a broker dealer that has established a dealer agreement with the Distributor, or directly with the Transfer Agent.

The Distributor has entered into an agreement with First Security Investor Services, Inc. ("FSIS") authorizing FSIS to sell Portfolio shares as a participating dealer. Representatives of FSIS may be contacted at:

       First Security Investor Services
       61 South Main Street
       Salt Lake City, Utah 84111
       (800) 574-6609

A purchase, exchange or redemption order will be executed at a per share price equal to the net asset value per share next determined after the receipt of the purchase, exchange or redemption order. Net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any Business Day. Purchase or redemption orders received after the net asset value has been determined will be priced at the next Business Day's net asset value. The minimum initial investment is $1,000, which may be waived by the Distributor. The minimum amount for subsequent purchases of shares is $100. Retail Shares may be exchanged for shares of the same class of another Portfolio and Class A shares may be exchanged for shares of certain portfolios of the SEI Family of Funds. See "PURCHASE, EXCHANGE AND REDEMPTION OF SHARES."

CLASS A SHARES

If you purchase Class A shares you will pay a sales charge at the time of purchase. The sales charge varies depending upon the aggregate value of Class A shares purchased. See "Purchase, Exchange and Redemption of Shares--Class A Shares Sales Charge." Class A shares are not subject to any charges when they are redeemed. Class A shares currently bear a 12b-1 Plan fee at an annual rate of 0.25% of the Portfolio's average net assets attributable to Class A shares.

4

CLASS B SHARES

Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5% if redeemed within 6 years of purchase. Class B shares bear a higher 12b-1 Plan fee than Class A shares, calculated at an annual rate of 1.00% of the average net assets of the Equity Fund and Balanced Fund attributable to the Class B shares of those Portfolios and at an annual rate of 0.90% of the average net assets of the Municipal Bond Fund and Idaho Municipal Bond Fund attributable to the Class B shares of those Portfolios. Class B shares automatically convert to Class A shares, based upon relative net asset value, approximately 8 years after purchase.

SELECTION OF CLASS OF SHARES

Investors interested in purchasing shares of the Equity Fund, Balanced Fund, Municipal Bond Fund or Idaho Municipal Bond Fund may elect to purchase Class A shares or Class B shares. The decision as to which class of Retail Shares provides a more suitable investment depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Class B shares provide the benefit of putting all of an investor's dollars to work from the time that the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 Plan fee. For more information about these sales arrangements, consult your participating dealer. Sales personnel may receive different compensation depending on which class of shares they sell.

PAYMENT OF DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of periodic dividends. Any net capital gain is distributed at least annually. Distributions are paid in the form of additional Retail Shares of the Portfolio making such distributions, unless the shareholder elects to take payment in another form. See "GENERAL INFORMATION--Dividends."

 5


ANNUAL OPERATING EXPENSES FOR CLASS A SHARES


The following table summarizes the expenses incurred by the Class A shares of the Portfolios based on the Trust's most recent fiscal year.

                                                                                       SHORT
                                                               SHORT                   TERM        IDAHO
                                              INTERMEDIATE     TERM      MUNICIPAL   MUNICIPAL   MUNICIPAL
                         EQUITY    BALANCED       TERM         BOND        BOND        BOND        BOND
                          FUND       FUND      BOND FUND       FUND        FUND        FUND        FUND
                         ---------------------------------------------------------------------------------
                         CLASS A   CLASS A      CLASS A       CLASS A     CLASS A     CLASS A     CLASS A
                         SHARES     SHARES       SHARES       SHARES      SHARES      SHARES      SHARES
----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
  EXPENSES(1)
Maximum sales load
  imposed on purchase
  of shares (as a % of
  the offering
  price)...............     4.50%      4.50%          3.50%       1.50%       4.00%       1.50%       4.00%
ANNUAL OPERATING
  EXPENSES (AS A % OF
  NET ASSETS)
Management Fees (after
  waivers)(2)..........      .64%       .61%           .48%        .40%        .30%        .60%        .57%
12b-1 Fees(3)..........      .25%       .25%           .25%        .25%        .25%        .25%        .25%
Other Expenses(4)......      .26%       .29%           .27%        .35%        .45%        .15%        .18%
----------------------------------------------------------------------------------------------------------
Total Fund Operating
  Expenses (after
  waivers)(5)..........     1.15%      1.15%          1.00%       1.00%       1.00%       1.00%       1.00%
==========================================================================================================

(1) Although no fee is imposed in connection with share redemptions, a $15 fee will be charged in connection with a wire transfer of redemption proceeds.
(2) The Trust's investment adviser (the "Adviser") has agreed to waive, on a voluntary basis, a portion of its fee, and the management fee shown reflects that voluntary waiver. The Adviser reserves the right to terminate its fee waiver at any time at its sole discretion without notice to current or prospective shareholders. Absent such fee waiver, the management fee would be 0.74% for the Equity Fund and the Balanced Fund, and 0.60% for the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund.
(3) As a result of 12b-1 fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.
(4) Other Expenses of the Portfolios include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and management fees. The Trust's administrator (the "Administrator") has agreed to waive, on a voluntary basis, a portion of its fee for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund, and the administration fee shown for those Portfolios reflects that voluntary waiver. The Administrator reserves the right to terminate its fee waiver at any time at its sole discretion without notice to current or prospective shareholders. Absent such fee waiver, the annual administration fee would be the greater of 0.20% of net assets or $100,000 for the Short Term Bond Fund and the Idaho Municipal Bond Fund.
(5) Absent the voluntary fee waivers described above, total estimated operating expenses for the Class A shares of the Portfolios would be as follows: the Equity Fund--1.25%; the Balanced Fund--1.27%; the Intermediate Term Bond Fund--1.12%; the Short Term Bond Fund--1.20%; the Municipal Bond Fund--1.30%; the Short Term Municipal Bond Fund--1.31%; the Idaho Municipal Bond Fund--1.11%.

 6

EXAMPLE

The following example assumes that all dividends and distributions are reinvested and that the percentage totals listed under "Annual Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
An investor would pay the following expenses (which include sales charges) on a $1,000 investment in
Class A shares, assuming a 5% annual return and redemption at the end of each time period:
    Equity Fund.............................................    $56       $80        $105       $178
    Balanced Fund...........................................     56        80         105        178
    Intermediate Term Bond Fund.............................     45        66          88        153
    Short Term Bond Fund....................................     25        46          69        136
    Municipal Bond Fund.....................................     50        71          93        158
    Short Term Municipal Bond Fund..........................     25        46          69        136
    Idaho Municipal Bond Fund...............................     50        71          93        158


=======================================================================================================

The tables presented above are designed to assist an investor in understanding the various costs and expenses that an investor in a Portfolio will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "THE ADVISER" and "THE DISTRIBUTOR" in this Prospectus. The information set forth in the tables above relates only to the Class A shares. Each Portfolio also offers Institutional shares which are subject to the same expenses except that Institutional shares do not bear certain distribution costs or sales charges. The Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund also offer Class B shares. The expenses associated with the Class B shares are described below.

 7


ANNUAL OPERATING EXPENSES FOR CLASS B SHARES



The following table summarizes the expenses that are expected to be incurred by the Class B shares of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund. Because Class B shares have only recently been offered, the estimated expenses presented below are based in part on the expenses incurred by the Class A shares during Trust's most recent fiscal year.


                                                                                              IDAHO
                                                           EQUITY    BALANCED   MUNICIPAL   MUNICIPAL
                                                            FUND       FUND     BOND FUND   BOND FUND
                                                           ------------------------------------------
                                                           CLASS B   CLASS B     CLASS B     CLASS B
                                                           SHARES     SHARES     SHARES      SHARES
-----------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Deferred Sales Load (as a percentage of original purchase
  price or redemption proceeds, as applicable............   5.00%      5.00%      5.00%       5.00%
ANNUAL OPERATING EXPENSES (AS A % OF NET ASSETS)
Management Fees (after waivers)(2).......................    .64%       .61%       .30%        .57%
12b-1 Fees (after waivers)(3)............................   1.00%      1.00%       .90%(2)     .90%(2)
Other Expenses(4)........................................    .26%       .29%       .45%        .18%
-----------------------------------------------------------------------------------------------------
Total Fund Operating Expenses (after waivers)(5).........   1.90%      1.90%      1.65%       1.65%
=====================================================================================================

(1) A $15 fee will be charged in connection with a wire transfer of redemption proceeds.
(2) The Adviser has agreed to waive, on a voluntary basis, a portion of its fee, and the management fee shown reflects that voluntary waiver. The Adviser reserves the right to terminate its fee waiver at any time at its sole discretion without notice to current or prospective shareholders. Absent such fee waiver, the management fee would be 0.74% for the Equity Fund and the Balanced Fund, and 0.60% for the Municipal Bond Fund and the Idaho Municipal Bond Fund. Under the terms of the Distribution Plan for the Class B shares, the Distributor is entitled to receive a distribution fee of up to 0.75% per annum of the average daily net assets of the Class B shares and a shareholder servicing fee of up to 0.25% per annum of average daily net assets of the Class B shares. The Distributor will collect an administrative fee of 0.65% per annum of the average daily net assets of the Municipal Bond Fund and the Idaho Municipal Bond Fund. The Distributor may elect to collect the full distribution fee to which it is entitled under the Distribution Plan for the Class B shares at any time. If the Distributor were to collect the full asset based sales to which it is entitled, the total operating expenses for the Class B shares of the Municipal Bond Fund and the Idaho Municipal Bond Fund would be 1.75% per annum.
(3) As a result of 12b-1 fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.
(4) Other Expenses of the Portfolios include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and management fees. The Trust's administrator (the "Administrator") has agreed to waive, on a voluntary basis, a portion of its fee for the Idaho Municipal Bond Fund, and the administration fee shown for those Portfolios reflects that voluntary waiver. The Administrator reserves the right to terminate its fee waiver at any time at its sole discretion without notice to current or prospective shareholders. Absent such fee waiver, the annual administration fee would be the greater of 0.20% of net assets or $100,000 for the Idaho Municipal Bond Fund.
(5) Absent the voluntary fee waivers described above, total estimated operating expenses for the Class B shares of the Portfolios would be as follows: the Equity Fund--2.00%; the Balanced Fund--2.02%; the Municipal Bond Fund--1.95%; the Idaho Municipal Bond Fund--1.71%.

 8

EXAMPLE

The following example assumes that all dividends and distributions are reinvested and that the percentage totals listed under "Annual Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-----------------------------------------------------------------------------------------
                                                              1 YEAR    3 YEARS   5 YEARS
-----------------------------------------------------------------------------------------
An investor would pay the following expenses (which include the contingent deferred sales charges) on a $1,000 investment in Class B shares, assuming a 5% annual return and redemption at the end of each time period:
    Equity Fund.............................................    $69      $100      $123
    Balanced Fund...........................................     69       100       123
    Municipal Bond Fund.....................................     67        92       110
    Idaho Municipal Bond Fund...............................     67        92       110
=========================================================================================

-----------------------------------------------------------------------------------------
                                                              1 YEAR    3 YEARS   5 YEARS
-----------------------------------------------------------------------------------------
You would pay the following expenses on the same investment, assuming no redemption.
    Equity Fund.............................................    $19       $60      $103
    Balanced Fund...........................................     19        60       103
    Municipal Bond Fund.....................................     17        52        90
    Idaho Municipal Bond Fund...............................     17        52        90
=========================================================================================


The tables presented above are designed to assist an investor in understanding the various costs and expenses that an investor in a Portfolio will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "THE ADVISER" and "THE DISTRIBUTOR" in this Prospectus. The information set forth in the tables above relates only to the Class B shares. Each Portfolio also offers Institutional shares and Class A which are subject to the same expenses except that Institutional shares do not bear certain distribution costs or sales charges and Class A shares are subject to initial sales charges and bear different distribution costs.

 9

FINANCIAL HIGHLIGHTS

Shown below are per share data, ratios and supplemental data for a Class A share outstanding during the Trust's fiscal years ended January 31, 1998 and 1997 and the period ended January 31, 1996. The financial information, for a Class A share outstanding for the years ended January 31, 1998 and 1997, and for the period ended January 31, 1996, has been audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto. The Trust's financial statements for the year ended January 31, 1998, appear, along with the report of Deloitte & Touche LLP, in the Trust's 1998 Annual Report to shareholders. Additional performance information is set forth in the 1998 Annual Report to shareholders. The Trust's Annual Report to Shareholders is available upon request and without charge by calling 1-800-472-0577.

For a Retail Class A Share Outstanding Throughout the Year or Period

                                                                                                REALIZED
                                           NET                                                    AND
                                          ASSET                  DIVIDENDS    DISTRIBUTIONS    UNREALIZED    NET ASSET
                                         VALUE,        NET        FROM NET        FROM           GAINS         VALUE,
                                        BEGINNING   INVESTMENT   INVESTMENT      CAPITAL      (LOSSES) ON      END OF      TOTAL
                                        OF PERIOD     INCOME       INCOME         GAINS       INVESTMENTS      PERIOD     RETURN+
---------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
For the years ended
 January 31, 1998.....................   $14.04        0.06        (0.06)        (1.68)           2.98         $15.34     21.78%
 January 31, 1997.....................   $12.65        0.08        (0.08)        (0.94)           2.33         $14.04     19.72%
For the period ended
 January 31, 1996(1)**................   $10.52        0.14        (0.15)        (0.72)           2.86         $12.65     32.34%*
BALANCED FUND
For the years ended
 January 31, 1998.....................   $12.00        0.28        (0.27)        (0.64)           1.71         $13.08     16.92%
 January 31, 1997.....................   $11.78        0.31        (0.32)        (0.78)           1.01         $12.00     11.81%
For the period ended
 January 31, 1996(1)**................   $10.34        0.32        (0.31)        (0.42)           1.85         $11.78     23.88%*
INTERMEDIATE TERM BOND FUND
For the years ended
 January 31, 1998.....................   $10.40        0.60        (0.60)            --           0.26         $10.66      8.60%
 January 31, 1997.....................   $10.82        0.60        (0.60)            --         (0.42)         $10.40      1.80%
For the period ended
 January 31, 1996(1)**................   $10.16        0.56        (0.55)            --           0.65         $10.82     13.49%*
SHORT TERM BOND FUND
For the years ended
 January 31, 1998.....................   $10.00        0.55        (0.55)            --           0.04         $10.04      6.04%
 January 31, 1997.....................   $10.18        0.57        (0.58)            --         (0.17)         $10.00      4.04%
For the period ended
 January 31, 1996(1)**................   $10.03        0.53        (0.52)            --           0.14         $10.18      7.55%*
SHORT TERM MUNICIPAL BOND FUND
For the years ended
 January 31, 1998.....................   $10.10        0.35        (0.35)        (0.07)           0.05         $10.08      4.08%
 January 31, 1997.....................   $10.25        0.36        (0.36)        (0.07)         (0.08)         $10.10      2.76%
For the period ended
 January 31, 1996(1)**................   $10.01        0.33        (0.33)        (0.05)           0.29         $10.25      6.99%*
IDAHO MUNICIPAL BOND FUND
For the years ended
 January 31, 1998.....................   $10.44        0.45        (0.45)        (0.04)           0.45         $10.85      8.84%
 January 31, 1997.....................   $10.83        0.44        (0.44)        (0.06)         (0.33)         $10.44      1.05%
For the period ended
 January 31, 1996(1)**................   $10.21        0.41        (0.40)        (0.12)           0.73         $10.83     12.60%*
MUNICIPAL BOND FUND
For the year ended
 January 31, 1998.....................   $10.01        0.46        (0.46)        (0.12)           0.49         $10.38      9.78%
For the period ended
 January 31, 1997(2)**................   $10.01        0.15        (0.15)            --             --         $10.01      1.48%*
---------------------------------------------------------------------------------------------------------------------------------

 * Returns are for the period indicated and have not been annualized.

** Ratios for the period have been annualized.

 + Returns do not reflect any sales load that may be applicable.

(1) Commenced operations on March 6, 1995.

(2) Commenced operations on November 4, 1996.

(3) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

 10

                                                                     RATIO OF     RATIO OF     RATIO OF
                                             NET                    EXPENSES TO      NET      NET INCOME
                                           ASSETS,      RATIO OF    AVERAGE NET   INCOME TO   TO AVERAGE
                                            END OF      EXPENSES      ASSETS       AVERAGE    NET ASSETS   PORTFOLIO    AVERAGE
                                            PERIOD     TO AVERAGE   (EXCLUDING       NET      (EXCLUDING   TURNOVER    COMMISSION
                                            (000)      NET ASSETS    WAIVERS)      ASSETS      WAIVERS)      RATE       RATE(3)
---------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
For the years ended
 January 31, 1998.......................    $9,756        1.15%        1.28%        0.33%        0.20%       36.68%     $0.0603
 January 31, 1997.......................    $4,099        1.15%        1.31%        0.52%        0.36%       97.14%     $0.0603
For the period ended
 January 31, 1996(1)**..................    $1,769        1.15%        1.37%        0.99%        0.77%      103.85%         N/A
BALANCED FUND
For the years ended
 January 31, 1998.......................    $3,869        1.15%        1.27%        2.23%        2.11%       30.91%     $0.0600
 January 31, 1997.......................    $2,875        1.15%        1.32%        2.64%        2.47%       68.11%     $0.0601
For the period ended
 January 31, 1996(1)**..................    $1,664        1.15%        1.38%        3.06%        2.83%       59.74%         N/A
INTERMEDIATE TERM BOND FUND
For the years ended
 January 31, 1998.......................    $2,776        1.00%        1.11%        5.75%        5.64%       20.91%         N/A
 January 31, 1997.......................    $2,730        1.00%        1.18%        5.76%        5.58%       21.23%         N/A
For the period ended
 January 31, 1996(1)**..................    $  963        1.00%        1.26%        5.74%        5.48%       85.16%         N/A
SHORT TERM BOND FUND
For the years ended
 January 31, 1998.......................    $  204        1.00%        1.18%        5.43%        5.25%       48.90%         N/A
 January 31, 1997.......................    $  443        1.00%        1.20%        5.74%        5.54%       40.80%         N/A
For the period ended
 January 31, 1996(1)**..................    $   39        1.00%        1.23%        5.75%        5.52%       83.64%         N/A
SHORT TERM MUNICIPAL BOND FUND
For the years ended
 January 31, 1998.......................    $  223        1.00%        1.59%        3.49%        2.90%       64.76%         N/A
 January 31, 1997.......................    $  228        1.00%        1.51%        3.56%        3.05%       41.11%         N/A
For the period ended
 January 31, 1996(1)**..................    $  212        1.00%        1.54%        3.49%        2.95%      114.09%         N/A
IDAHO MUNICIPAL BOND FUND
For the years ended
 January 31, 1998.......................    $9,281        1.00%        1.37%        4.22%        3.85%       17.64%         N/A
 January 31, 1997.......................    $5,475        1.00%        1.47%        4.15%        3.68%       29.13%         N/A
For the period ended
 January 31, 1996(1)**..................    $3,109        1.00%        1.58%        4.18%        3.60%       58.94%         N/A
MUNICIPAL BOND FUND
For the year ended
 January 31, 1998.......................    $9,943        1.00%        1.32%        4.48%        4.16%       93.18%         N/A
For the period ended
 January 31, 1997(2)**..................    $4,895        1.00%        1.29%        4.35%        4.06%       19.21%         N/A
---------------------------------------------------------------------------------------------------------------------------------

 * Returns are for the period indicated and have not been annualized.

** Ratios for the period have been annualized.

 + Returns do not reflect any sales load that may be applicable.

(1) Commenced operations on March 6, 1995.

(2) Commenced operations on November 4, 1996.

(3) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

 11

THE TRUST

The Achievement Funds Trust (the "Trust") is an open-end series management investment company that offers shares of beneficial interest in the following investment portfolios: Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund. Each of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund are divided into three classes of shares, Institutional, Retail Class A and Retail Class B. The Trust's Intermediate Term Bond Fund, Short Term Bond Fund and Short Term Municipal Bond Fund are divided into two classes of shares, Institutional and Retail Class A. This Prospectus offers the Class A shares and the Class B shares. Institutional shares of the Portfolios differ from the Retail Shares with respect to distribution costs, sales charges and dividends, and are only available for purchase by financial institutions investing their own funds or funds for which they act in a fiduciary, agency or custodial capacity. Retail Class A shares differ from the Class B shares with respect to the distribution costs and sales charges. Each of the Portfolios is diversified, except for the Idaho Municipal Bond Fund which is a non-diversified portfolio. Investors may obtain additional information pertaining to the Trust and the other classes of shares of the Portfolios offered by writing to SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-472-0577 or through their sales representatives.

INVESTMENT OBJECTIVES AND POLICIES

EQUITY FUND

INVESTMENT OBJECTIVE

The Equity Fund seeks to provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities.

INVESTMENT POLICIES

Under normal market conditions, the Equity Fund invests in a diversified portfolio of common stocks (including American Depository Receipts ("ADRs") and securities convertible into or exchangeable for common stock) traded on U.S. national securities exchanges (including NASDAQ). The Adviser selects securities for this Portfolio using an investment strategy often characterized as "Growth at a Price." Under this strategy, the Adviser purchases for the Equity Fund securities of companies that have experienced growth in earnings provided that the securities appear attractively priced based on proprietary valuation methods. Generally, the Equity Fund will purchase securities of companies with mid to large size market capitalization (over $100 million). If the Trust's Adviser believes, however, that the securities of a company with a smaller market capitalization have an attractive value, it may purchase such securities for the Portfolio. Under normal conditions, the Equity Fund will invest at least 80% of its total assets in common stocks. The Equity Fund will not invest more than 20% of its total assets in securities convertible into or exchangeable for common stock. The Equity Fund may invest only in convertible debentures that have received a rating of A or higher by Standard & Poor's Corporation ("S&P") or A or higher by Moody's Investors Service ("Moody's") or are determined to be of comparable quality by the Adviser at time of purchase.

The Equity Fund may purchase securities on a "when-issued" basis, may engage in securities repurchase transactions and may borrow money in aggregate amounts not in excess of 5% of its total assets. The Equity Fund may also write (sell) covered call options.

In addition, under normal market conditions, the Equity Fund may invest up to 10% of its total assets in money market and U.S. equity index mutual funds.

For additional information regarding risks and permitted investments of the Equity Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

 12

BALANCED FUND

INVESTMENT OBJECTIVE

The Balanced Fund seeks to provide total return (both income and capital appreciation) consistent with prudent investment risk.

INVESTMENT POLICIES

The Balanced Fund invests in a combination of equity and fixed income securities and money market instruments. The Portfolio seeks total return in all market conditions, with a special emphasis on minimizing declines in net asset value during falling equity markets. The Balanced Fund invests primarily in equity securities, intermediate maturity fixed income securities and money market instruments.

Under normal market conditions, the Balanced Fund invests between 30-70% of its total assets in a diversified portfolio of common stocks (including ADRs and securities convertible into or exchangeable for common stock) traded on U.S. national securities exchanges (including NASDAQ). The Adviser selects securities for the Portfolio using an investment strategy often characterized as "Growth at a Price." Under this strategy, the Adviser purchases for the Balanced Fund securities of companies that have experienced growth in earnings provided that the securities appear attractively priced based on proprietary valuation methods. Generally, the Balanced Fund will purchase securities of companies with mid to large size market capitalization (over $100 million). If the Adviser believes, however, that the securities of a company with a smaller market capitalization have an attractive value, it may purchase such securities for the Portfolio. The Balanced Fund will not invest more than 20% of its total assets in securities convertible into or exchangeable for common stock. It is currently anticipated that the Balanced Fund will invest on the average over time approximately 60% of its total assets in the foregoing types of securities.

The Balanced Fund will, under normal market conditions, invest a minimum of 25% of its total assets in fixed income securities, obligations issued by the U.S. Government and its agencies and instrumentalities, zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds. The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all interest and principal payments from a pool of mortgage loans underlying the security. The Portfolio's investment in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds will not exceed 40% of the fixed income portion of the Portfolio. The fixed income securities held by the Balanced Fund will have an aggregate average weighted maturity of three to ten years.

All of the fixed income securities and any convertible securities purchased by the Balanced Fund will be rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or will be determined to be of comparable quality by the Adviser at the time of purchase, provided, however, that not more than 20% of the assets of the Balanced Fund that are invested in fixed income securities and convertible securities may be invested in bonds or other securities that are rated BBB by S&P or Baa by Moody's or are determined to be of comparable quality by the Adviser. In the event the credit quality of bonds or other securities purchased by the Balanced Fund declines below the applicable criteria, the Adviser may consider selling such securities.

In addition, the Balanced Fund may invest in U.S. equity index mutual funds and in money market instruments, including money market mutual funds, securities issued or guaranteed by the United States Government and its agencies or instrumentalities, repurchase agreements, certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year and commercial paper rated, at the time of purchase, in

 13

the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at time of purchase.

The Balanced Fund may purchase securities on a "when-issued" basis, may engage in securities repurchase transactions and may borrow money in aggregate amounts not in excess of 5% of its total assets. The Balanced Fund may also write (sell) covered call options.

For additional information regarding risks and permitted investments of the Balanced Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

INTERMEDIATE TERM BOND FUND

INVESTMENT OBJECTIVE

The Intermediate Term Bond Fund seeks income consistent with prudent investment risk and maintenance of appropriate liquidity.

INVESTMENT POLICIES

The Intermediate Term Bond Fund's permitted investments consist of the following debt securities: fixed income securities, obligations issued by the U.S. Government and its agencies and instrumentalities, zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds. The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all interest and principal payments from a pool of mortgage loans underlying the security. All of the foregoing investment securities are considered by the Trust to be bonds and will be rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or will be determined to be of comparable quality by the Adviser at the time of purchase, provided, however, that the Intermediate Term Bond Fund may not invest more than 20% of its assets in bonds that are rated BBB by S&P or Baa by Moody's or are determined to be of comparable quality by the Adviser. In the event the credit quality of bonds purchased by the Intermediate Term Bond Fund declines below the applicable criteria, the Adviser may consider selling such securities. The Portfolio's investment in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds will not exceed 40% of its total assets.

In addition, the Intermediate Term Bond Fund may invest in money market instruments, including securities issued or guaranteed by the United States Government and its agencies or instrumentalities, repurchase agreements, certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at time of purchase. The Intermediate Term Bond Fund may also invest up to 10% of its total assets in money market mutual funds.

The Portfolio will have an aggregate average weighted maturity of three to ten years. By so limiting the average weighted maturity of its investments, the Portfolio's assets are expected to experience less price volatility in response to changes in interest rates than similar securities with longer average weighted maturities.

The Intermediate Term Bond Fund may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments. The Intermediate Term Bond Fund may also borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Intermediate Term Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

 14

SHORT TERM BOND FUND

INVESTMENT OBJECTIVE

The Short Term Bond Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

INVESTMENT POLICIES

The Short Term Bond Fund's permitted investments consist of the following debt securities: fixed income securities, obligations issued by the U.S. Government and its agencies and instrumentalities, zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds. The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all principal and interest payments from a pool of mortgage loans underlying the security. All of the foregoing investment securities will be rated A or higher by S&P or by Moody's at the time of purchase or determined to be of comparable quality by the Adviser at the time of purchase, and are considered by the Trust to be bonds. In the event the credit quality of the bonds purchased by the Short Term Bond Fund declines below the applicable criteria, the Adviser will consider selling such securities. The Portfolio's investments in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and Yankee Bonds will not exceed 30% of its total assets.

In addition, the Short Term Bond Fund may invest in money market instruments, including securities issued or guaranteed by the United States Government and its agencies or instrumentalities, repurchase agreements, certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase. The Short Term Bond Fund may also invest up to 10% of its total assets in money market mutual funds.

The Portfolio will have an aggregate average weighted maturity of not more than two years and individual securities held in the Portfolio may have a maximum maturity of three years. By so limiting the maturity of its investments, the Portfolio's assets are expected to experience less price volatility in response to changes in interest rates than similar securities with longer maturities.

The Short Term Bond Fund may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments. In addition, the Portfolio may borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Short Term Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

MUNICIPAL BOND FUND

INVESTMENT OBJECTIVES

The Municipal Bond Fund seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

INVESTMENT POLICIES

Under normal market conditions, the Municipal Bond Fund will invest at least 80% of its assets in municipal securities the interest on which is exempt from regular Federal income taxes, based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Municipal Bond Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The

 15

Municipal Bond Fund will not invest more than 10% of its assets in municipal securities of issuers located in any single state, territory or possession. Under normal market conditions, the Municipal Bond Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the alternative minimum tax. Although the Adviser intends to invest solely in municipal securities, up to 20% of all of the assets of the Municipal Bond Fund can be invested in U.S. Treasury obligations or when suitable municipal securities are not available.


The Municipal Bond Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser.



(i) Municipal bonds rated BBB or better by S&P or Baa or better by Moody's provided, that Municipal bonds held by the Municipal Bond Fund will, on a dollar-weighted basis, have a rating of A or better and the Municipal Bond Fund may not invest more than 20% of its assets in municipal bonds rated BBB by S&P or Baa by Moody's.



(ii) Municipal notes rated at least SP-1 by S&P or MIG-1 by Moody's.



(iii) Tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's.



(iv) Municipal lease obligations that have the ratings specified in (i) above or that are of comparable quality as determined by the Adviser upon consideration of relevant factors specified by the board of trustees of the Trust (the "Trustees"), including the likelihood that the lease related to the obligation will be cancelled or that funds will not be appropriated for payment thereof. Municipal lease obligations that are subject to an annual appropriation by the issuer may be purchased by the Municipal Bond Fund only if the security in question is insured by an approved municipal insurance company (e.g. AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation, Financial Guaranty Insurance Company).


(v) Shares of mutual funds that invest primarily in municipal bonds, municipal notes, tax-exempt commercial paper or municipal lease obligations that have the ratings specified above. Up to 10% of the assets of the Municipal Bond Fund may be invested in such mutual fund shares.

In the event the credit quality of municipal securities owned by the Municipal Bond Fund declines below the applicable criteria outlined above, the Adviser may consider selling such securities. For a description of ratings, see "Appendix."

The Municipal Bond Fund may invest in variable and floating rate obligations, municipal zero coupon securities, may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments. The Municipal Bond Fund may invest up to 15% of its assets in illiquid securities that are of comparable quality, as determined by the Adviser, to the ratings discussed above. The Municipal Bond Fund may also borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Municipal Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS."

SHORT TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The Short Term Municipal Bond Fund seeks to provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

INVESTMENT POLICIES

Under normal market conditions, the Short Term Municipal Bond Fund will invest at least 80% and up to 100% of its assets in municipal securities the interest on which is exempt from regular Federal income taxes, based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Short Term Municipal Bond

 16

Fund. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Short Term Municipal Bond Fund will not invest in securities the interest on which is a preference item for purposes of the alternative minimum tax. The Portfolio will generally maintain a dollar-weighted average portfolio maturity of no more than three years and an individual security maturity of no more than four years.

The Short Term Municipal Bond Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser: (i) municipal bonds rated BBB or higher by S&P or Baa or higher by Moody's, provided, however, that the Short Term Municipal Bond Fund may not invest more than 20% of its assets in bonds rated BBB by S&P or Baa by Moody's;
(ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. In the event the credit quality of municipal securities owned by the Portfolio declines below the applicable criteria outlined above the Adviser may consider selling such securities. The Short Term Municipal Bond Fund may also purchase other types of tax exempt instruments as long as they are of a quality equivalent to the bond, note or commercial paper ratings stated above, and may invest up to 10% of its total assets in tax-exempt money market mutual funds.

The Short Term Municipal Bond Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Short Term Municipal Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

IDAHO MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The Idaho Municipal Bond Fund seeks to provide as high a level of current income exempt from Federal and Idaho state income taxes as is consistent with preservation of capital.

INVESTMENT POLICIES

The Idaho Municipal Bond Fund will invest at least 65% of its total assets in municipal securities the interest on which is exempt from Federal and Idaho state income taxes, based upon opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Portfolio. The Idaho Municipal Bond Fund may purchase the following types of municipal securities of issuers located in Idaho, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser at the time of purchase: (i) municipal bonds rated BBB or higher by S&P or Baa or higher by Moody's, provided, however, that the Idaho Municipal Bond Fund may not invest more than 20% of its assets in bonds rated BBB by S&P or Baa by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. The Adviser will consider selling municipal securities owned by the Portfolio for which credit quality declines below the applicable criteria outlined above.

Under normal market conditions, the Idaho Municipal Bond Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the alternative minimum tax. In addition, up to 20% of the Portfolio's total assets may be invested in tax-exempt money market funds and other municipal securities, the interest on which is exempt from Federal income taxes, but not from Idaho income tax, based upon opinions from bond

 17

counsel for the issuers. Such investments will be of the same credit quality discussed above.

The Idaho Municipal Bond Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also borrow money in aggregate amounts not in excess of 5% of its total assets.

For additional information regarding risks and permitted investments of the Idaho Municipal Bond Fund, see "RISK FACTORS" and "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS." For a description of ratings, see the "APPENDIX."

GENERAL INVESTMENT POLICIES

For temporary defensive purposes when the Adviser determines that market conditions warrant, (i) the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund each may invest up to 100% of its assets in money market instruments consisting of securities issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by domestic banks or savings and loan associations having net assets of at least $2.5 billion as of the end of their most recent fiscal year, and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase, and other long- and short-term debt instruments which are rated A or higher by S&P or Moody's at the time of purchase, and may hold a portion of its assets in cash reserves, and (ii) the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may each invest up to 100% of its assets in tax-exempt money market mutual funds, U.S. Treasury obligations and cash reserves. To the extent that any Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

The Advisor expects that under normal circumstances the annual turnover rate for the investments of the Portfolios will be less then 100%.

In placing orders for the execution of transactions in portfolio securities, it is the Trust's policy to obtain the best net results taking into account such factors as price, size, type and difficulty of the transaction involved, a brokerage firm's general execution and operational facilities and the firm's risk in positioning the securities involved. The Portfolios may execute brokerage or other agency transactions through the Distributor or its affiliates or through affiliates of the Adviser for a commission in conformity with the Investment Company Act of 1940 (the "1940 Act"), the Securities Exchange Act of 1934 and rules of the SEC. The Trust will not purchase portfolio securities from any affiliated person acting as a principal except in conformity with the regulations of the SEC.

RISK FACTORS

EQUITY SECURITIES (EQUITY FUND AND BALANCED FUND)--Investments in common stocks are subject to market risks which may cause their prices to fluctuate. Accordingly, the Equity Fund and the Balanced Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in the value of portfolio securities will not necessarily affect cash income derived from those securities but will affect the net asset value of a Portfolio's shares.

FIXED INCOME SECURITIES (BALANCED FUND, INTERMEDIATE TERM BOND FUND, SHORT TERM BOND FUND, MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND)--The market value of fixed income securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest

 18

rates. Changes by recognized agencies in the credit rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from those securities but will affect the net asset value of a Portfolio's shares.

RATED SECURITIES (BALANCED FUND, INTERMEDIATE TERM BOND FUND, MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO BOND FUND)--The Balanced Fund, the Intermediate Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may invest in securities rated as investment grade by either S&P or Moody's. Up to 20% of the assets of the Balanced Fund that are invested in fixed income securities and convertible securities, and up to 20% of the assets of the Intermediate Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund, and the Idaho Municipal Bond Fund, may be invested in bonds in the lowest investment grade debt category (i.e., bonds rated BBB by S&P or Baa by Moody's), which have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity on the part of the issuer of such bonds to make principal and interest payments than is the case with higher grade bonds. The Portfolios may retain a security which was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade.

NON-DIVERSIFICATION (IDAHO MUNICIPAL BOND FUND)--Investment in the Idaho Municipal Bond Fund, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in securities of relatively few issuers could result in greater fluctuation in the total market value of this Portfolio's holdings. Any economic, political or regulatory developments affecting the value of the securities the Idaho Municipal Bond Fund holds could have a greater impact on the total value of its holdings than would be the case if the securities were diversified among more issuers. The Idaho Municipal Bond Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Idaho Municipal Bond Fund will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of its total assets.

COVERED CALL OPTIONS (EQUITY FUND AND BALANCED FUND)--Risks associated with covered call option transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolios will receive a premium when it writes covered call options, they may not participate fully in a rise in the market value of the underlying security.

IDAHO RISK FACTORS (IDAHO MUNICIPAL BOND FUND)--Certain risks are inherent in the Idaho Municipal Bond Fund's investments in Idaho municipal securities. The State of Idaho currently has no outstanding general obligation debt. In the past, tax anticipation notes have been issued by the State of Idaho that are backed by the full faith and credit of the State of Idaho. Other securities issued by Idaho state agencies are secured only by a pledge of revenues generated by investment of bond proceeds in assets such as low-income housing loans or loans for the construction of hospital facilities, and of reserve funds and other funds created from bond proceeds. Timely payment of general obligation bonds issued by political subdivisions of the State of Idaho is dependent upon the ability of those entities to collect anticipated tax revenues, which may be affected by general economic conditions and political changes. Timely payment of revenue bonds issued by political subdivisions of the State of Idaho is dependent upon collection of revenues from investments made with bond proceeds. A more complete description of risks associated with Idaho

 19

municipal securities is contained in the Statement of Additional Information.

OTHER PERMITTED INVESTMENTS--Certain of the other investments permitted for the Portfolios pose special risks in addition to those risks described above. See "DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS--Repurchase Agreements," and "--Standby Commitments," in this Prospectus and the description of permitted investments in the Statement of Additional Information.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

INVESTMENT LIMITATIONS

No Portfolio may:

1. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or
(b) the Portfolio would hold more than 10% of the outstanding securities of that issuer, except that this limitation shall not be applicable to the Idaho Municipal Bond Fund.

2. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agents or instrumentalities), if, as a result, more than 25% of the total assets of the Portfolio would be invested in the securities of one or more companies whose principal business activities are in the same industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

The foregoing percentage limitations will apply at the time of the purchase of a security or the time that money is borrowed. Additional investment limitations are set forth in the Statement of Additional Information.

FUNDAMENTAL POLICIES

The investment objectives and investment limitations stated above are fundamental policies of the Portfolios. Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" of a Portfolio as used in this Prospectus means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

THE ADVISER

First Security Investment Management, Inc. ("FSIM" or the "Adviser") serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. The selection of FSIM to serve as investment adviser to the Portfolios was approved by the Trustees and the initial shareholder of each Portfolio. Under the Advisory Agreement, the Adviser makes the investment decisions for the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program.

Under the Advisory Agreement, FSIM is entitled to receive a fee for the services it provides, which is calculated daily and paid monthly, at an annual rate of 0.74% of the average daily net assets of the Equity Fund and the Balanced Fund, and at an annual rate of 0.60% of the average daily net assets of the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund. The Adviser has voluntarily waived a portion of its fee for the Trust's current fiscal year so that total operating expenses for the Equity Fund and the Balanced Fund (excluding 12b-1 fees) will not exceed 0.90%, and the total operating expenses for

 20

the Intermediate Term Bond Fund, the Municipal Bond Fund, the Short Term Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund (excluding 12b-1 fees) will not exceed 0.75%. The Adviser may revoke its fee waivers at any time at its sole discretion without notice to any current or prospective shareholder. For the fiscal year ended January 31, 1998, the Adviser received advisory fees in amounts equal to the following annual percentage rates applied to the average daily net assets of the Portfolios indicated: 0.64% for the Equity Fund; 0.61% for the Balanced Fund; 0.48% for the Intermediate Term Bond Fund; 0.40% for the Short Term Bond Fund; .30% for the Municipal Bond Fund; 0.60% for the Short Term Municipal Bond Fund; and 0.57% for the Idaho Municipal Bond Fund.


FSIM, incorporated in August 1984, is a wholly-owned, indirect subsidiary of First Security Corporation, a financial services organization and registered bank holding company with headquarters in Utah. In addition to advising the Portfolios, FSIM's advisory experience includes the management of various collective and common investment funds and the provision of investment management services to another investment company, banks and thrift institutions, corporate and profit-sharing trusts, Taft-Hartley organizations, municipal and state retirement funds, charitable foundations, endowments and individual investors throughout the United States. FSIM had approximately $5.8 billion under management at December 31, 1997. FSIM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and has offices at 61 South Main Street, Salt Lake City, Utah 84111, at 119 North 9th Street, Boise, Idaho 83730 and at 40 First Plaza NW, 3rd Floor, Albuquerque, New Mexico 87102.


The following individuals are responsible for the day-to-day management of the Portfolios indicated.

EQUITY FUND--Sterling K. Jenson, CFA, is President of the Adviser and has been responsible for the Equity Fund since its inception in December, 1994. He joined the Adviser in 1990 as a Vice President and Senior Portfolio Manager, and managed the First Security Common Stock Fund and EB Common Stock Fund from December, 1993 to December, 1994 when those funds were converted into the Equity Fund.

BALANCED FUND--Curtis J. Anderson, CFA, is a Senior Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Balanced Fund since inception. He joined the Adviser in 1991 as an Assistant Vice President and Portfolio Manager. Prior to joining the Adviser, Mr. Anderson served as a Trust Investment Officer with West One Trust Company from 1989 to 1991.

INTERMEDIATE TERM BOND FUND AND SHORT TERM BOND FUND--Mark L. Anderson is a Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Intermediate Term Bond Fund and Short Term Bond Fund since inception and has been a portfolio manager for the past five years. Mr. Anderson joined the Adviser in 1984 and has managed bond, money market, balanced and equity portfolios since that time.

MUNICIPAL BOND FUND AND SHORT TERM MUNICIPAL BOND FUND--Richard K. Baird, CFA, is a Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Municipal Bond Fund, and Short Term Municipal Bond Fund since May 30, 1997. Mr. Baird was a Senior Portfolio Manager with First Security Investment Management since 1996, with Seafirst Bank (BankAmerica) from 1987 to 1996 and The First National Bank of Colorado Springs, Colorado from 1982 to 1986.

IDAHO MUNICIPAL BOND FUND--John B. Tousley is a Vice President and Senior Portfolio Manager of the Adviser and has recently assumed portfolio management responsibilities for the Idaho Municipal Bond Fund. He joined the Adviser in 1996. From 1993 to 1996, Mr. Tousley served as both a portfolio manager and analyst for US Bank, managing fixed-income, equity and balanced portfolios.

Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof

 21

from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of a customer, or from performing any combination of such services. FSIM and the Trust believe that FSIM may perform the advisory services for the Trust described in this Prospectus. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent FSIM from continuing to perform investment advisory services for the Trust.

If FSIM or any other service providers were prohibited from performing services for the Trust, it is expected that the Board of Trustees of the Trust would recommend to the Trust's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

THE ADMINISTRATOR

SEI Fund Resources, Oaks, PA 19456, a wholly-owned subsidiary of SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), provides the Trust with administrative services (other than investment advisory services), accounting services, regulatory reporting, all necessary office space, equipment, personnel and facilities, pursuant to an administration agreement with the Trust (the "Administration Agreement"). For these services, the Administrator is entitled to a fee from the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund, the Short Term Bond Fund and the Municipal Bond Fund in an amount which is calculated at an annual rate of 0.20% of their average daily net assets. The Administrator is entitled to a fee from the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in an amount equal to the greater of 0.20% of their average daily net assets or $100,000 per annum. The Administrator has voluntarily agreed to waive a portion of its fee for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund. The Administrator reserves the right to terminate its fee waiver for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund at any time at its sole discretion and without notice to any current or prospective shareholder.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, PA 19456, a wholly-owned subsidiary of SEI, serves as the distributor for the Portfolios pursuant to a distribution agreement (the "Distribution Agreement") which applies to Institutional and Retail Class A shares of the Portfolios and to the Retail Class B shares of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund. The Trust has adopted a distribution plan for the Class A shares (the "Class A Plan") of the Portfolios and a separate distribution plan for the Class B shares of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund (the "Class B Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. The Trust may also execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. The Trust intends to operate the Class A Plan and Class B Plan in accordance with its terms and with the National Association of Securities Dealers, Inc. ("NASD") rules concerning sales charges.

THE CLASS A PLAN

The Distribution Agreement and Class A Plan provide for payment to the Distributor of a total fee in connection with the servicing of shareholder accounts of the Class A shares, calculated and payable monthly, at the annual rate of 0.25% of the value of the average daily net assets of such class. All or any portion of such total fee may be payable as a Shareholder Servicing Fee, and all or any portion of

 22

such total fee may be payable as a Distribution Fee, as determined from time to time by the Trustees of the Trust. All such fees are currently designated and payable as a Shareholder Servicing Fee.

The Shareholder Servicing Fee may be used by the Distributor to provide compensation for ongoing servicing or maintenance of shareholder accounts with respect to the Class A shares of the Portfolios of the Trust. Compensation may be paid by the Distributor to persons, including employees of the Distributor, and institutions who respond to inquiries of holders of Class A shares regarding their ownership of shares or their accounts with the Trust or who provide other administrative or accounting services not otherwise provided by the Adviser, transfer agent or other agent of the Trust.

Payments under the Class A Plan are not tied exclusively to the expenses for shareholder servicing activities actually incurred by the Distributor, so that such payments may exceed expenses actually incurred by the Distributor. The Trust's Board of Trustees will evaluate the appropriateness of the Class A Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the plan.

The Trust's Adviser and the Distributor may, at their option and in their sole discretion, make payments from their own resources to cover costs of additional shareholder servicing activities.

THE CLASS B PLAN

The Distribution Agreement and Class B Plan provide for payment to the Distributor of a distribution fee, calculated and payable monthly, at an annual rate of up to and including 0.75% of the value of the average daily net assets of the Class B Shares, or such lesser amount as may be determined from time to time by the Trustees of the Trust, and a shareholder servicing fee, calculated and payable monthly, at an annual rate of up to and including 0.25% of the value of the average daily net assets of the Class B shares, or such lesser amount as may be established from time to time by the Trustees of the Trust. The Distributor has elected to collect a distribution fee for the Class B shares of the Municipal Bond Fund and Idaho Municipal Bond Fund of 0.65% per annum, but reserves the right to collect the full distribution fee payable under the Class B Plan at any time.

The shareholder servicing fee may be used by the Distributor to provide compensation for ongoing servicing and maintenance of shareholder accounts with respect to Class B shares. Compensation may be paid by the Distributor to persons, including employees of the Distributor, and institutions that respond to inquiries of holders of Class B shares regarding their ownership of such shares or their accounts with the Trust or who provide administrative or accounting services not otherwise required to be provided by the Trust's investment adviser, transfer agent or other agent of the Trust.

The distribution fee may be used by the Distributor to provide initial and ongoing sales compensation to its employees and to other broker-dealers in respect of sales of Class B shares of the applicable Portfolios of the Trust and to pay for other advertising and promotional expenses in connection with the distribution of the Class B shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of overhead and other expenses of the Distributor related to the distribution of such shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other person who provides support service in connection with the distribution of such shares, including travel, entertainment and telephone expenses.

Payments under the Class B Plan are not tied exclusively to the expenses for shareholder servicing and distribution related activities actually incurred by the Distributor, so that such payments may exceed

 23

expenses actually incurred by the Distributor. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the plan.

The Trust's investment adviser and the Distributor may, at their option and in their sole discretion, make payments from their own resources to cover costs of additional distribution and shareholder servicing activities.

YEAR 2000 ISSUE

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has made inquiry of its service providers to determine whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 transition without material adverse consequences to the Trust. While it is likely that such assurances will be obtained, the Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which the Trust does business.

PURCHASE, EXCHANGE AND REDEMPTION OF RETAIL SHARES

PARTICIPATING DEALERS

Retail Shares of the Portfolios may be purchased, exchanged or redeemed through a financial intermediary, such as a broker-dealer, bank or other financial institution or organization, which has entered into an agreement with the Distributor to sell Retail Shares (a "Participating Dealer"). Persons ("Customers") wishing to purchase Retail Shares, or who wish to exchange or redeem Retail Shares already purchased, should contact their Participating Dealer for information about the services available to them and for specific instructions on how to purchase, exchange or redeem Retail Shares.

The Distributor has entered into an agreement with First Security Investor Services, Inc. ("FSIS") authorizing FSIS to sell Retail Shares as a Participating Dealer. FSIS representatives may be contacted at:

         First Security Investor Services
         61 South Main Street
         Salt Lake City, Utah 84111
         (800) 574-6609

Participating Dealers may impose a cut-off time earlier than those described below for receipt of purchase, exchange or redemption orders directed through them to allow for processing and transmittal of those orders to the Transfer Agent for effectiveness the same day. Retail Shares purchased by Customers through Participating Dealers may be held of record by the Participating Dealer. Customers who desire to transfer the registration of Retail Shares beneficially owned by them but held of record by a Participating Dealer should contact their Participating Dealer to accomplish such change. Depending upon the terms of a particular Customer account, a Participating Dealer may charge a Customer account fees. Information concerning these services and any charges should be obtained by the Customer from the Participating Dealer.

GENERAL INFORMATION ON PURCHASES

Customers wishing to purchase Retail Shares of the Portfolios should contact a Participating Dealer for information on the services available to them and for specific instructions on how to purchase Retail Shares. The Participating Dealer may indicate that the Customer may purchase Retail Shares by contacting the Transfer Agent directly by mail or by wire as described below. Existing shareholders may purchase additional Retail Shares through an automatic

 24

investment plan or exercise of a distribution investment option.

Purchase Orders for Class A shares will be executed at a price per share equal to the net asset value next determined after the receipt of the purchase order by the Distributor (plus any applicable sales charge). Purchase orders for Class B shares will be executed at a price per share equal to the net asset value next determined after receipt of the purchase order by the Distributor, without an initial sales charge, but Class B shares will be subject to a contingent deferred sales charge if they are redeemed within six years after purchase.

The minimum initial investment in Retail Shares is $1,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be in amounts of at least $100 (including purchases through payroll deductions authorized pursuant to pre-approved payroll deduction plans); however, the subsequent purchase amount may be waived at the Distributor's discretion. Purchase orders for Class B shares may not exceed $500,000. Retail Shares may be purchased on days on which the New York Stock Exchange is open for business ("Business Days"). Orders for the purchase of Retail Shares must be received before 4:00 p.m. Eastern Time on any Business Day for the order to be accepted on that Business Day. Purchase or redemption orders received after the net asset value has been determined will be priced at the next Business Day's net asset value. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

PURCHASE BY MAIL

A Customer may purchase Retail Shares of a Portfolio by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The Achievement Funds Trust, (Portfolio Name)" to a Participating Dealer, or in some cases to the Transfer Agent at P.O. Box 419448, Kansas City, Missouri 64141-6448. All purchases made by check should be in U.S. dollars and made payable to "The Achievement Funds Trust, (Portfolio Name)." Third party checks, credit card checks and cash will not be accepted. Orders placed by mail will be executed on receipt of payment by the Transfer Agent. If a Customer's check does not clear, the purchase will be canceled and the Customer could be liable for any losses or fees incurred.

Account Application forms may be obtained by calling the Distributor at 1-800-472-0577.

PURCHASE BY WIRE

A Customer may purchase Retail Shares by wiring funds through the Federal Reserve wire transfer system ("Fedwire"), provided that an Account Application has been previously received. Customers purchasing shares by wire should instruct their bank to transfer funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account #98-7060-046-3; further credit [Name of Portfolio]. The wire instructions must include the Customer's name and account number. An order to purchase shares by wire will be deemed to have been received by the Trust on the Business Day of the wire, provided that the Customer wires funds to the Transfer Agent prior to 4:00 p.m. Eastern time. If the Transfer Agent does not receive the wire by 4:00 p.m. Eastern time, the order will be executed the next business day.

AUTOMATIC INVESTMENT PLAN


Retail Shares of a Portfolio may be purchased systematically through transfers from checking or savings accounts maintained by certain banks. Customers may purchase Retail Shares on a fixed schedule (monthly, quarterly, semi-annually or annually) with a minimum investment amount of $100, which may be waived. The Automatic Investment Plan is subject to sales charges, minimum purchase amounts and minimum maintained balance requirements disclosed in "General Information on Purchases", "Alternative Sales Charge Options" and under "Other Information Regarding Redemptions".

 25

DISTRIBUTION INVESTMENT OPTION


If directed by the Customer, distributions of dividends and capital gains made by a Portfolio may be invested in shares of the same class of one of the other Portfolios, if such shares are available for sale. Investments of distributions in shares of one of the other Portfolios must meet the applicable initial investment minimum, or be made in an existing account and meet the applicable additional purchase minimum. Such investments will not be subject to sales charges. A Customer considering the Distribution Investment Option should consider the differences in objectives and policies of another Portfolio before making any investment in such Portfolio. The Trust reserves the right to terminate this Distribution Investment Option without further notice to shareholders.


ALTERNATIVE SALES CHARGE OPTIONS

OVERVIEW


Investors may purchase Retail Shares of the Portfolios at a price equal to their net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each class represents a Portfolio's interest in a portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B shares bear the expenses of the deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders must approve any material increase in distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares), (iii) only Class B shares carry a conversion feature and (iv) each class has different exchange privileges. See "Exchange Privileges." Sales personnel of broker-dealers distributing the Trust's shares, and other persons entitled to receive compensation for selling such shares, may receive differing compensation for selling Class A or Class B shares.


The alternative purchase arrangement permits investors to choose the method of purchasing shares that is more beneficial to them. The amount of purchase and the length of time the investor expects to hold the shares will be factors in determining the best sales charge option. Investors should consider, over the time they expect to maintain their investment, whether the accumulated distribution and service fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares, and to what extent such differential would be offset by the expected higher yield of Class A shares. Class A shares will normally be more beneficial if the investor qualifies for reduced sales charges as described below.

INITIAL SALES CHARGES -- CLASS A SHARES

The purchase of Class A shares of a Portfolio is subject to a sales charge which varies depending on the size of the purchase and which of the Portfolio's shares are being purchased. The following tables show the regular sales charges on Class A shares of a Portfolio to a single purchaser, together with the reallowance paid to dealers and the agency commission paid to brokers (collectively, the "Commission").

 26

EQUITY FUND AND BALANCED FUND
--------------------------------------------------------------------------------

                                                                                 REALLOWANCE AND
                                      SALES CHARGE AS     SALES CHARGE AS     BROKERAGE COMMISSIONS
                                      A PERCENTAGE OF     A PERCENTAGE OF        AS A PERCENTAGE
         AMOUNT OF PURCHASE           OFFERING PRICE    NET AMOUNT INVESTED     OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
less than $25,000...................       4.50%               4.71%                  4.05%
$25,000 but less than $50,000.......       4.00%               4.17%                  3.60%
$50,000 but less than $100,000......       3.50%               3.63%                  3.15%
$100,000 but less than $250,000.....       3.00%               3.09%                  2.70%
$250,000 but less than $500,000.....       2.50%               2.56%                  2.25%
$500,000 but less than $1,000,000...       2.00%               2.04%                  1.80%
$1,000,000 and over(1)..............          --                  --                     --
---------------------------------------------------------------------------------------------------

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

                                                                                 REALLOWANCE AND
                                      SALES CHARGE AS     SALES CHARGE AS     BROKERAGE COMMISSIONS
                                      A PERCENTAGE OF     A PERCENTAGE OF        AS A PERCENTAGE
         AMOUNT OF PURCHASE           OFFERING PRICE    NET AMOUNT INVESTED     OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
less than $50,000...................       3.50%               3.63%                  3.15%
$50,000 but less than $100,000......       3.00%               3.09%                  2.70%
$100,000 but less than $250,000.....       2.50%               2.56%                  2.25%
$250,000 but less than $500,000.....       2.00%               2.04%                  1.80%
$500,000 but less than $1,000,000...       1.50%               1.52%                  1.35%
$1,000,000 and over(1)..............          --                  --                     --
---------------------------------------------------------------------------------------------------

SHORT TERM BOND FUND AND SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                 REALLOWANCE AND
                                      SALES CHARGE AS     SALES CHARGE AS     BROKERAGE COMMISSIONS
                                      A PERCENTAGE OF     A PERCENTAGE OF        AS A PERCENTAGE
         AMOUNT OF PURCHASE           OFFERING PRICE    NET AMOUNT INVESTED     OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
less than $100,000..................       1.50%               1.52%                  1.35%
$100,000 but less than $250,000.....       1.00%               1.01%                  0.90%
$250,000 but less than $500,000.....       0.75%               0.76%                  0.68%
$500,000 but less then $1,000,000...       0.50%               0.50%                  0.45%
$1,000,000 and over(1)..............          --                  --                     --
---------------------------------------------------------------------------------------------------

 27

MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                 REALLOWANCE AND
                                      SALES CHARGE AS     SALES CHARGE AS     BROKERAGE COMMISSIONS
                                      A PERCENTAGE OF     A PERCENTAGE OF        AS A PERCENTAGE
         AMOUNT OF PURCHASE           OFFERING PRICE    NET AMOUNT INVESTED     OF OFFERING PRICE
---------------------------------------------------------------------------------------------------
less than $50,000...................       4.00%               4.17%                  3.60%
$50,000 but less than $100,000......       3.50%               3.63%                  3.15%
$100,000 but less than $250,000.....       3.00%               3.09%                  2.70%
$250,000 but less than $500,000.....       2.50%               2.56%                  2.25%
$500,000 but less than $1,000,000...       2.00%               2.04%                  1.80%
$1,000,000 and over(1)..............          --                  --                     --
---------------------------------------------------------------------------------------------------

(1) Although no sales charge is paid by a Customer investing amounts over $1,000,000, a brokerage commission may be paid in connection with such transactions.

Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to certain investment professionals, who might then be deemed to be "underwriters" under the Securities Act of 1933, as amended.

REDUCTION OF SALES CHARGE: RIGHT OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of a Portfolio's Class A shares, a single purchaser is entitled to combine current purchases with the current market value of previously purchased Class A shares of a Portfolio, or previously purchased shares of certain classes of shares of certain portfolios of the SEI Family of Funds offered as part of the Achievement Funds, which are sold subject to a comparable sales charge. See the tables above for the sales charge on quantity purchases.


REDUCTION OF SALES CHARGE: LETTER OF INTENT. Reduced sales charges are also applicable to the aggregate amount of purchases made by any qualified Customer within a 13-month period pursuant to a written Letter of Intent provided to the Distributor that does not legally bind the signer to purchase any set number of Class A shares and provides for the holding in escrow by the Distributor of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include Class A shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Distributor will surrender an appropriate number of the escrowed Class A shares for redemption in order to recover the difference between the sales charge imposed under the Letter of Intent and the sales charge that would have otherwise been imposed.


REINSTATEMENT PRIVILEGE. A shareholder who has redeemed Class A shares of any Portfolio has a one-time right to reinvest the redemption proceeds in Class A shares of that Portfolio at net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The shareholder or his or her Participating Dealer must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

SALES CHARGE WAIVERS. No sales charge is imposed on Class A shares of the Portfolios (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party, (ii) sold to dealers or

 28

brokers that have a sales agreement with the Distributor for their own account or for retirement plans for employees or sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account, (iii) sold to present employees of SEI or one of its affiliates; (iv) sold to present or retired employees of First Security Corporation or one of its affiliates or their spouses or minor children; (v) sold to persons participating in certain financial services programs offered by the bank affiliates of First Security Corporation and authorized for sales charge waiver by the Distributor; (vi) sold to tax exempt organizations enumerated in Section 501(c) of the Internal Revenue Code or qualified employee benefit plans created under Section 401, 403(b)(7) or 457 of the Internal Revenue Code (but not IRAs or SEPs); (vii) sold to Trustees and officers of the Trust; (viii) purchased with the proceeds from the recent redemption of shares of another Portfolio as set forth above under Reinstatement Privilege; (ix) purchased through the exercise of a Distribution Option described above; and (x) purchased with proceeds from the recent redemption of shares of a registered open-end management investment company for which a front-end sales load was paid (deferred sales charges paid upon redemption do not qualify for this waiver).

The waiver of the sales charge under clause (x) applies only if the following conditions are met: the purchase must be made within 30 days of the redemption; the Distributor must be notified in writing by the investor, or his or her agent, at the time the purchase is made; and a copy of the investor's account statement showing such redemption must accompany such notice. The waiver policy with respect to the purchase of Class A shares through the use of proceeds from a recent redemption above may be discontinued at any time without notice. Investors should contact the Distributor to confirm continued availability prior to initiating the procedures described above.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES


If a shareholder redeems Class B shares within six years of purchase, the shareholder will pay the applicable contingent deferred sales charge shown on the table below. No contingent deferred sales charge will be imposed (i) on redemptions of Class B shares made 6 years after the date such shares were purchased, (ii) on Class B shares acquired through the reinvestment of dividends and distributions attributable to Class B shares, (iii) on Class B shares acquired in an exchange (see "Exchange Privileges" below), (iv) on amounts that represent capital appreciation in the shareholders account above the purchase price of Class B shares, (v) following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in Section 72(m)(7) of the Code (provided the Distributor is notified of such death or disability at the time of the redemption request and is provided with satisfactory evidence of such death or disability) and (vi) in connection with certain required distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans").


                               CONTINGENT DEFERRED
                                SALES CHARGE AS A
         YEAR SINCE               PERCENTAGE OF
        PURCHASE MADE             DOLLAR AMOUNT
--------------------------------------------------
First........................      5%
Second.......................      4%
Third........................      4%
Fourth.......................      3%
Fifth........................      2%
Sixth........................      1%
Seventh and Following........     None

In determining whether a contingent deferred sales charge is applicable, the Trust will assume that a redemption is made first, of any shares held in the shareholder's account that are not subject to a contingent deferred sales charge; second, of shares

 29

derived from reinvestment of dividends and distributions; third, of shares held for more than 6 years; and fourth, of shares held for less than 6 years from date of purchase. The applicable contingent deferred sales charge will be applied against the lesser of the current market value of the shares redeemed or their original cost.

The Distributor may pay sales commissions to dealers and institutions who sell Class B shares of the Portfolios at the time of such sales. Sales commissions paid with respect to Class B shares of the Equity Fund and Balanced Fund will equal 4.25% of the purchase price of those Class B shares sold by the dealer or institution. Sales commissions paid with respect to Class B shares of the Municipal Bond Fund and Idaho Municipal Bond Fund will equal 4.00% of the purchase price of such Class B shares sold by the dealer or institution. Beginning in the 13th month following a sale of Class B shares, the dealer or institution will receive a servicing fee with respect to shares sold in an amount equal to 0.25% of the purchase price annually for shareholder services provided to the Trust. The portion of the payments to the Distributor under the Class B Plan which constitutes an asset based sales charge (0.75% for the Equity Fund and Balanced Fund, and 0.65% for the Municipal Bond Fund and Idaho Municipal Bond Fund, after waivers) is intended in part to permit the Distributor to recoup a portion of such commissions plus financing costs.

OTHER INFORMATION REGARDING PURCHASES

Retail Shares of the Portfolio are sold on a continuous basis and are offered only to residents of states in which Retail Shares are eligible for purchase. No certificates representing Retail Shares will be issued. The net asset value per share of a Portfolio used in determining the purchase price of Retail Shares is calculated by dividing the total value of its investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. The Portfolio's investments will be valued at their last sales price as described in the Statement of Additional Information. Net asset value per share is determined daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any Business Day.

The Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain investment professionals or financial institutions whose registered representatives have sold or are expected to sell significant amounts of the Retail Shares of the Portfolios. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside of the United States.

EXCHANGE PRIVILEGES

CLASS A SHARES

Once payment for Class A shares has been received (i.e., an account has been established), a shareholder may exchange some or all of such shares for Class A shares of other Portfolios of the Trust or for Class D shares of certain portfolios of the SEI Family of Funds currently offered as part of The Achievement Funds, including the Treasury Securities Portfolio of the SEI Liquid Asset Trust (the "SEI Money Market Fund"), the Small Cap Growth Portfolio of the SEI Institutional Managed Trust and the Core International Equity Portfolio of the SEI International Trust (together with the SEI Money Market Fund, the "SEI Funds").

Exchanges of Class A shares are made at net asset value plus any applicable sales charge. If, within 6 months of their acquisition, Class A shares are exchanged for Class A shares of another Portfolio or shares of the SEI Funds with a higher sales charge, the customer will pay the difference between the sales charges in connection with the exchange. No refund of a sales charge will be made if Class A shares of a Portfolio are exchanged for shares of another Portfolio or an SEI Fund that imposes a lower sales charge. No additional sales charge will be imposed in connection with an exchange of Class A shares of a Portfolio for Class A shares of another Portfolio or shares of an SEI Fund if such exchange occurs more than 6 months after the Customer's

 30

purchase of the Portfolio shares disposed of in the exchange. Class A shares of a Portfolio may be exchanged for shares of the SEI Money Market Fund without imposition of a sales charge by the SEI Money Market Fund. Such SEI Money Market Fund shares may subsequently be exchanged for Class A shares of a Portfolio, but such an exchange, if consummated after 30 days of the initial exchange, will be subject to imposition of the full sales charge associated with an acquisition of shares of that Portfolio.

If a shareholder buys Class A shares of a Portfolio and receives a sales charge waiver, the shareholder will be deemed to have paid the sales charge for purposes of this exchange privilege. In calculating any sales charge payable on an exchange, the Trust will assume that the first shares exchanged are those on which a sales charge has already been paid. Sales charge waivers may also be available under certain circumstances, as described in this Prospectus. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice.

CLASS B SHARES

Once payment for Class B shares has been received (i.e., an account has been established), a shareholder may exchange some or all of such shares for Class B shares offered by another Portfolio at net asset value. An exchange between Class B shares and Class A shares is not permitted. The exchange transaction will not be subject to a contingent deferred sales charge. However, when shares acquired through an exchange are redeemed, the redemption may be subject to a contingent deferred sales charge, depending upon when shares were originally purchased. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date that Class B shares were first purchased and will not be affected by any exchange.

GENERAL

Shareholders should contact a Participating Dealer for instructions on how to exchange Retail Shares. Exchanges will be made only after receipt of proper instructions in writing or by telephone (an "Exchange Request") for an established account by the Transfer Agent. The liability of the Trust, the Distributor or the Transfer Agent for unauthorized or fraudulent telephone instructions may be limited as described under "PURCHASE, EXCHANGE AND REDEMPTION OF SHARES--Redemption of Shares-By Telephone." If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m. Eastern time on any Business Day, the exchange will ordinarily be effective on that day. Any Customer who wishes to make an exchange must have received a current prospectus of the Portfolio or SEI Fund into which the exchange is being made before the exchange will be effected. Information contained in this Prospectus concerning sales charges imposed by SEI Funds is subject to change by the SEI Funds.


An exchange between the Retail Shares and the Institutional class shares of any Portfolio is generally not permitted, except that exchanges will be permitted should a holder of Class A shares become eligible to purchase Institutional class shares. For example, a Class A shareholder may establish a trust account that is eligible to purchase shares of the Institutional class. In this case, an exchange will be permitted between the Class A class of a Portfolio and the Institutional class of that same Portfolio at net asset value, without the imposition of a sales charge, fee or other charge. An exchange from the Institutional class of a Portfolio to the Class A class of that same Portfolio will occur automatically when an Institutional class shareholder becomes ineligible to invest in the Institutional class at net asset value, without the imposition of a sales load, fee or other charge. The Trust will provide at least thirty days' prior notice of any such exchange. After the exchange, the exchanged shares will be subject to all fees applicable to the Class A shares. The Trust reserves the right to require shareholders to complete an application or other documentation in connection with the exchange.

 31


Each exchange of shares actually represents the sale of shares of one Portfolio and the purchase of shares in the other, which may produce a gain or loss for tax purposes. In order to protect each Portfolio's performance and its shareholders, the Trust discourages frequent exchange activity in response to short-term market fluctuations. The Trust reserves the right to modify or withdraw the exchange privilege or to suspend the offering of shares in any class without notice to shareholders if, in the Adviser's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Each Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange.


REDEMPTION OF SHARES

Shareholders may redeem their Retail Shares on any Business Day by mail, by telephone or through a systematic withdrawal plan. Shareholders should contact a Participating Dealer for information on how to redeem shares. Redemption proceeds, less any applicable contingent deferred sales charge, will be sent by check by the Federal Reserve System's automated clearance house ("ACH") or by Fedwire to or for the account of the record owner of the shares redeemed. A wire redemption charge (presently $15.00) will be deducted from the amount of proceeds of a redemption that are transferred by ACH or Fedwire.

REDEMPTIONS BY MAIL

A written request for redemption must be received by the Transfer Agent, P.O. Box 419448, Kansas City, Missouri 64141-6448 in order to constitute a valid redemption request.

If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent to an address different from that of record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. Customers should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder of record and (3) the redemption check is mailed to the shareholder at his or her address of record.

REDEMPTIONS BY TELEPHONE

If authorized by a Shareholder in the account application, shares may be redeemed upon request made by the Shareholder by telephone to the Transfer Agent at 1-800-472-0577, or by contacting a Participating Dealer. Shareholders may not close their accounts by telephone.

Neither the Trust, the Distributor nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. The Trust, the Distributor or Transfer Agent may be liable for losses resulting from fraudulent or unauthorized instructions if it does not employ these procedures.

If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a shareholder experiences difficulties placing redemption orders by telephone, the shareholder may wish to consider placing an order by mail.

SYSTEMATIC WITHDRAWAL PLAN

A systematic withdrawal plan can be established for a Portfolio account. Under the plan, redemptions can be automatically processed from accounts (monthly, quarterly, semi-annually or annually) by check or by ACH transfer with a minimum redemption amount of $100. The Portfolio account must maintain a minimum

 32

balance of $10,000 at all times while the systematic withdrawal plan is in effect.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt and effectiveness of a valid request for redemption, less the contingent deferred sales charge applicable to Class B shares as described above. A redemption order will be effective on the same Business Day it is received if it is received by the Transfer Agent before 4:00 p.m. Eastern time; otherwise, the redemption order will be effective on the following Business Day. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Business Day. Payment to shareholders for Retail Shares redeemed will be made within seven days after receipt by the Transfer Agent of the redemption request in good order. Participating Dealers may impose an earlier cut-off time for receipt of redemption orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day.

At various times, a Portfolio may be requested to redeem Retail Shares for which it has not yet received good payment. In such circumstances, redemption proceeds will be forwarded upon collection of payment for the Retail Shares; collection of payment may take 10 or more days. The Portfolios intend to pay cash for all Retail Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high cost of handling small investments, the Trust reserves the right to redeem, at net asset value, the Retail Shares of any shareholder if, because of redemptions of Retail Shares by or on behalf of the shareholder, the account of such shareholder in a Portfolio has a value of less than $1,000. Before the Trust exercises its right to redeem such Retail Shares and send the proceeds to the shareholder, the shareholder will be given notice that the value of the Retail Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Portfolio in an amount which will increase the value of the account to at least $1,000.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

PERFORMANCE

GENERAL

From time to time the Portfolios may advertise yield and total return. The Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund each may also advertise a "taxable equivalent yield." These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of each Portfolio refers to the income generated by a hypothetical investment, net of any sales charge, in such Portfolio over a thirty day period. This income is then "annualized," i.e., the income over thirty days is assumed to be generated over one year and is shown as a percentage of the investment.

A "taxable equivalent yield" is calculated by determining the yield that would have been achieved on a fully taxable investment to produce the after-tax equivalent of a Portfolio's yield, assuming certain rates of taxation for a shareholder.

The total return of each Portfolio refers to the average compounded rate of return on a hypothetical investment for designated time periods, assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual funds rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds

 33


or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Portfolio may quote a service that ranks mutual funds on the basis of risk-adjusted performance (such as Morningstar, Inc.). A Portfolio may use long-term performance of appropriate capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in the appropriate capital markets. A Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.


Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.


Because the Class A and Class B shares of a Portfolio have different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. Additional performance information for the Portfolios is set forth in the Trust's Annual Report to shareholders for its fiscal year ended January 31, 1998, which is available upon request and without charge by calling 1-800-472-0577.


TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. State and local tax consequences of an investment in a Portfolio may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE PORTFOLIOS

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS BY THE EQUITY FUND, BALANCED FUND, INTERMEDIATE TERM BOND FUND AND SHORT TERM BOND FUND

Each Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gains and realized market discounts) and net capital gains to shareholders. Dividends from a Portfolio's investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits. Dividends paid by a Portfolio to corporate shareholders may qualify for the deduction for dividends received by corporations to the extent of the dividends received by the Portfolio from domestic corporations. See the Statement of Additional Information for further details. However, the full amount of such dividends will be taken into account in determining liability (if any) for corporate alternative minimum tax. Distributions of net capital gains do not qualify for the corporate dividends received deduction and are taxable to shareholders

 34

as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Taxpayer Relief Act of 1997 authorizes the Internal Revenue Service to issue regulations that will enable shareholders to determine the tax rates applicable to such capital gain distributions. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.

The sale, exchange or redemption of Portfolio shares is a taxable transaction to the shareholder.

TAX STATUS OF DISTRIBUTIONS BY THE MUNICIPAL BOND FUND, THE SHORT TERM MUNICIPAL BOND FUND AND THE IDAHO MUNICIPAL BOND FUND

Each Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gains and realized market discounts) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's total assets consists of obligations the interest on which is excludable from gross income, that Portfolio may distribute its net tax-exempt interest income as "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of a Portfolio to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends.

Any dividends paid out of net short-term capital gains and realized market discount or out of any income realized by a Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of a Portfolio also will not qualify for the corporate dividends-received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

The Portfolios will report annually to shareholders the percentages of their net investment income which are exempt from the regular federal income tax, which constitute items of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable. In addition, the Idaho Municipal Bond Fund will report annually to shareholders the percentages of its net investment income which are exempt from Idaho corporate and personal income tax (discussed below). The Portfolios will apply such percentages uniformly to all distributions declared from net investment income during each report year. These percentages may differ significantly from the actual percentages for any particular day.

An investment in the Municipal Bond Fund, the Short Term Municipal Bond Fund or the Idaho Municipal Bond Fund is not intended to constitute a balanced investment program. Shares of those Portfolios would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts generally qualify for deferral of taxes on income or gains and, therefore, not only would not gain any additional benefit from the dividends of those Portfolios being tax-exempt, but also such dividends would be taxable when distributed to the beneficiary.

ADDITIONAL FEDERAL TAX INFORMATION

Dividends declared by each Portfolio in October, November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio

 35

and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Shareholders should consult their tax advisers concerning the state and local tax consequences of investment in a Portfolio, which may differ from federal income tax consequences described above.

IDAHO TAXES

Exempt-interest dividends that are paid by the Idaho Municipal Bond Fund will not be subject to Idaho corporate and personal income taxes to the extent that they are attributable to interest earned on municipal securities that is exempt from Idaho state income taxes in the opinion of bond counsel for their issuers.

GENERAL INFORMATION

THE TRUST

The Trust was organized as an unincorporated business trust under the laws of Massachusetts on December 16, 1988 pursuant to a Master Trust Agreement of that date, which agreement was amended and restated on October 7, 1994 and was further amended on December 1, 1994 (as further amended from time to time, the "Trust Agreement").

The Trust currently offers shares of beneficial interest in seven separate portfolios. The Trust may issue an unlimited number of shares of each of its portfolios. Each share is entitled to such dividends and distributions out of income earned on the assets of such portfolio as are declared in the discretion of the Trust's Board of Trustees. When issued and paid for, shares are fully paid and non-assessable by the Trust and will have no preference, conversion or preemptive rights. The Trust Agreement authorizes the Board of Trustees to classify or reclassify any shares of any portfolio into one or more other portfolio and to create classes in such portfolio. The Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund are divided into three classes of shares, Institutional, Retail Class A and Retail Class B shares. The Intermediate Term Bond Fund, Short Term Bond Fund and Short Term Municipal Bond Fund are divided into two classes of shares, Institutional and Retail Class A shares. All classes of a Portfolio have a common investment objective and investment limitations and policies. Class A shares and Class B shares are offered by this prospectus. Shares of the Institutional class are offered through a separate prospectus.

At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B shares will automatically convert to Class A shares and will no longer be subject to Class B share distribution and service fees. Such conversion will be on the basis of the relative net asset value of the two classes.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of Massachusetts. The Trustees supervise the business activities of the Trust and have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Class B shareholders of any Portfolio must approve any material increase in fees payable with respect to such Portfolio's Class A shares under the Class Plan so long as Class B shares are convertible into Class A shares. The Trust is not required under Massachusetts law to hold annual meetings of shareholders, but will hold shareholder meetings if required to do so by the 1940 Act. Special meetings may be called for a specific Portfolio for purposes such as changing fundamental policies or approving certain contracts.

 36

Shareholders will be permitted to call a meeting of shareholders and will receive assistance in communicating with other shareholders, for the purpose of voting upon the removal of any Trustee as long as such shareholder request is in writing and is signed by shareholders of record of no less than 10% of the Trust's outstanding shares.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to SEI Investments Distribution Co. in writing to Oaks, PA 19456 or by calling 1-800-472-0577.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends that are declared and paid quarterly by the Equity Fund, declared and paid monthly by the Balanced Fund and declared daily and paid monthly by the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund. Shareholders of record on the last Business Day of each month will be entitled to receive the monthly dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio at least annually.

Shareholders automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio making the distribution (which will be issued at the net asset value next determined following the record date), unless the shareholder has elected to take such payment in another form. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.

Dividends and distributions of a Portfolio are paid on a per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

THE TRANSFER AGENT

DST Systems, Inc., P.O. Box 419448, Kansas City, Missouri 64141-6448 (the "Transfer Agent") acts as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

COUNSEL

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Trust.

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP serves as independent accountants of the Trust.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, PA 19101 (the "Custodian"), acts as custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF CERTAIN PERMITTED INVESTMENTS

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

 37

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

COVERED CALL OPTIONS--A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, a specified underlying security at any time during the option period. In a covered call option, the writer of the option owns a sufficient amount of the underlying securities to "cover" the option through delivery of the optioned securities upon exercise of the option. The Equity Fund and Balanced Fund may write covered call options as a means of increasing the yield of these portfolios and as a means of providing limited protection against decreases in the market value of portfolio securities.

EQUITY INDEX MUTUAL FUNDS--Equity index mutual funds are open-end investment companies that structure their securities investments so that the performance of the portfolio approximates the performance of a target equity securities index.

EQUITY SECURITIES--Equity securities include common stock, preferred stock and other securities that are convertible to or grant the right to acquire common stock or preferred stock.

FIXED INCOME SECURITIES--Fixed income securities are debt obligations bearing a specified rate of interest during their term that are issued by the United States government and its agencies and instrumentalities, corporations, municipalities and other borrowers.

MONEY MARKET FUNDS--Money market funds are open-end investment companies that are continuously engaged in the issuance of shares. In connection with management of their daily cash positions, a Portfolio may invest in money market fund shares having investment objectives and policies consistent with those of the Portfolio. Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if the issuer has outstanding obligations of comparable priority and security that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

 38

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, mass transportation, schools, streets and water and sewer works, the refunding of outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. Private activity bonds are bonds that are issued by municipalities, the proceeds of which are used in an activity considered a nonessential government function under the Internal Revenue Code, which may include activities such as construction and operation of airports, convention centers, auditoriums, hospitals and mass commuting facilities. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


Economic, business or political developments might affect all municipal securities of a similar type. To the extent that a significant portion of the Municipal Bond Fund's, Short Term Municipal Bond Fund's or Idaho Municipal Bond Fund's assets are invested in municipal securities payable from revenue on similar projects, those Portfolios will be subject to the peculiar risks presented by such projects to a greater extent than they would be if its assets were not so invested. For example, certain municipal securities may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue and legislation may have the effect of limiting ad valorem taxes on real property or restricting the ability of taxing entities to increase real property tax revenues. Municipal securities that are payable only from the revenues derived from a particular facility, such as a utility or housing project, may be adversely affected by laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. If the payment of interest and principal on municipal securities are insured in whole or in part by a government created fund, the municipal securities may be adversely affected by laws or regulations that restrict the aggregate insurance proceeds available for payment of principal and interest in the event of a default on such securities. State and local tax revenues generally mirror economic conditions and may be adversely affected by regional or national recessions.


RECEIPTS--Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount accretes over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes.

 39

Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

STANDBY COMMITMENTS--Securities subject to standby commitments permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment may be sold at any time at the current market price. However, unless the standby commitment was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolios will limit standby commitment transactions to institutions believed to present minimal credit risk.

U.S. GOVERNMENT AGENCIES--U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Portfolio's shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

For additional information regarding permitted investments see "Description of Permitted Investments" in the Trust's Statement of Additional Information.

 40

APPENDIX

DESCRIPTION OF CORPORATE AND MUNICIPAL BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issuers rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the two highest quality ratings on the basis of relative repayment capacity.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

 41

  Source of Payment (the more dependent the issue is on the market for its refinancing the more likely it will be treated as a note).

The note rating symbol SP-1 reflects very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) description.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary..........................................    2
Financial Highlights.............................    9
The Trust........................................   11
Investment Objectives and Policies...............   11
Risk Factors.....................................   17
Investment Limitations...........................   19
Fundamental Policies.............................   19
The Adviser......................................   19
The Administrator................................   21
The Distributor..................................   21
Purchase, Exchange and Redemption of Retail
  Shares.........................................   23
Performance......................................   32
Taxes............................................   33
General Information..............................   35
Description of Certain Permitted Investments.....   36
Appendix.........................................   40

                     [This page intentionally left blank.]


                                                            [THE ACHIEVEMENT FUNDS LOGO]

                                                            THE ACHIEVEMENT FUNDS
                                                            THE ACHIEVEMENT FUNDS TRUST
                                                            RETAIL
                                                            PROSPECTUS
                                                            EQUITY FUND
                                                            BALANCED FUND
                                                            INTERMEDIATE TERM BOND FUND
                                                            SHORT TERM BOND FUND
                                                            MUNICIPAL BOND FUND
                                                            SHORT TERM MUNICIPAL BOND FUND
                                                            IDAHO MUNICIPAL BOND FUND

                                                            JUNE 1, 1998

DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PENNSYLVANIA 19456
800-472-0577
ACH-F-009-05

THE ACHIEVEMENT FUNDS TRUST

            INVESTMENT ADVISER:
            FIRST SECURITY INVESTMENT MANAGEMENT, INC.

            ADMINISTRATOR:
            SEI FUND RESOURCES

            DISTRIBUTOR:
            SEI INVESTMENTS DISTRIBUTION CO.

            CUSTODIAN:
            CORESTATES BANK, N.A.



THIS STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information regarding activities and operations of The Achievement Funds Trust (the "Trust"), and should be read in conjunction with the Trust's Prospectuses dated June 1, 1998, for the Institutional and Retail Classes of shares of the Trust's Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund (collectively the "Portfolios," and each a "Portfolio"). The Prospectuses may be obtained through SEI Investments Distribution Co., Oaks, PA 19456.


                               TABLE OF CONTENTS

THE TRUST AND DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
DESCRIPTION OF PERMITTED INVESTMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
INVESTMENT POLICIES AND LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
THE ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
THE ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
DISTRIBUTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
TRUSTEES AND OFFICERS OF THE TRUST  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
PURCHASE AND REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
LIMITATION OF TRUSTEE'S LIABILITY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
COUNSEL TO THE TRUST  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31





June 1, 1998



ACH-F-018-01

THE TRUST AND DESCRIPTION OF SHARES

The Achievement Funds Trust (formerly known as The FSB Funds) was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated December 16, 1988, which agreement was amended and restated on October 7, 1994 and was further amended on December 1, 1994 (as further amended from time to time, the "Trust Agreement"). Each of the Portfolios is a series of the shares of the Trust, and the shares of each Portfolio are divided into Institutional and Retail Class A classes and the shares of the Trust's Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund have been further divided into Retail Class B shares (collectively, the "shares").

The shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by series, except that shareholders vote in the aggregate with respect to the election of Trustees and the selection of independent public accountants and shareholders vote as a class with respect to matters affecting a class of a series of Portfolio's shares.

Certain of the Trustees of the Trust were elected when the Trust was first formed. Additional Trustees of the Trust were elected at a special meeting of shareholders on November 7, 1996. The Trustees serve during the lifetime of the Trust or until they die, resign or are removed, and Trustees may elect their own successors. Under the Trust Agreement, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trust Agreement also requires the Trustees to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

Massachusetts law provides that shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, liability of the shareholders for liabilities of the Trust.


DESCRIPTION OF PERMITTED INVESTMENTS

A Portfolio may make the following investments if, and to the extent, such investments are covered by the Portfolio's investment policies described in the Prospectus.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipts and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debts.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

COVERED CALL OPTIONS -- A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. In a covered call option, the writer of the option owns a sufficient amount of the underlying security to "cover" the option. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial sale of an option contract is an "opening transaction." In order to close out an option position, the Portfolio may enter into a "closing transaction," which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Portfolios may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When it sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option of which the Portfolio is the writer is exercised, the Portfolio will be required to sell the underlying securities to the option holder as the strike price, and will not participate in any increase in the price of such securities above the strike price.

The Portfolios may write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

ILLIQUID INVESTMENTS -- Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued. Under the supervision of the Trustees, the Trust's investment adviser (the "Adviser"), determines the liquidity of each Portfolio's investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features); (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment); and (6) general credit quality. Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over the counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Adviser may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Adviser pursuant to guidelines established by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, a Portfolio were in a position where more than 15% of its assets were invested in illiquid securities it would seek to take appropriate steps to protect liquidity.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Collateralized Mortgage Obligations ("CMOs") are a type of mortgage-backed security. CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche", is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

There are particular risk factors underlying investments in mortgage-backed securities. Due to the possibility of prepayments of the underlying mortgage instruments, market participants generally refer to an estimated average life for mortgage-backed securities that is shorter than their stated maturity. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

SECURITIES LENDING -- In order to generate additional income, the Portfolios may lend securities which they own pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolios continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

YANKEE BONDS -- Yankee Bonds are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A. These instruments consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

Investing in the securities of issuers based in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. These include risks resulting from differences in accounting, auditing and financial reporting standards, lower liquidity than U.S. fixed income or debt securities, the possibility of nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations and political instability. There may be less publicly available information concerning foreign issuers of securities held by a Portfolio than is available concerning U.S. issuers. Purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes and taxes may be withheld from dividend and interest payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility and a greater risk of liquidity.

The Yankee Bonds selected for a Portfolio will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the custodian a separate account with liquid, high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.
Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, it may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

SPECIAL CONSIDERATIONS RELATING TO IDAHO MUNICIPAL SECURITIES

The following information relating to state governmental and quasi-governmental issuers of debt securities in the State of Idaho is given to investors in view of the policy of the Idaho Municipal Bond Fund of concentrating its investments in Idaho issuers. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Idaho issuers available as of the date of this Statement of Additional Information. The Trust has not independently verified any of the information contained in those official statements.

Current State Debt Outstanding

The State of Idaho has no outstanding general obligation bond debt.

Debt of State Government and Quasi-Governmental Agencies, Authorities and Commissions

            1.        The Idaho Housing and Finance Association

            The Idaho Housing and Finance Association (formerly Idaho Housing Agency) (the "IHFA"), an independent public body, corporate and politic, was created in 1972, by the Idaho Legislature under the provisions of Chapter 62, Title 67 of the Idaho Code, as amended (the "Act"). The Act empowers the IHFA, among other things, to issue notes and bonds in furtherance of its purpose of providing safe and sanitary housing for persons and families of low income residing in the State of Idaho, and, in addition, to coordinate and encourage cooperation among private enterprise and State and local governments to sponsor, build and rehabilitate residential housing for such persons and families.

            The IHFA is governed by seven commissioners, appointed for alternating four-year terms by the Governor of the State, one of whom is selected chairman by the Governor. The vice chairman and secretary-treasurer are elected annually by the entire Board of Commissioners. The State Treasurer serves as an advisory Board member.

The IHFA has no taxing power and neither the State nor any political subdivision thereof is liable for its bond or other indebtedness. At the time of the IHFA's inception, the Idaho Legislature enacted a continuing appropriation of the State Sales Tax Account as additional collateral for designated bond issues or portions thereof. The Legislature has eliminated the continuing appropriations for all IHFA bonds issued on or after January 1, 1996.

            No claims have ever been made by the IHFA for state sales tax funds and none are anticipated. The IHFA's mortgage loans are either guaranteed by Federal agencies, insured by private mortgage guarantee policies or collateralized by the IHFA's fund balances. The aggregate amount of bond debt supported by Idaho State Sales Tax totalled $80.6 million and $88.9 millon at December 31, 1996 and 1995, respectively.

            As of December 31, 1996, 92.84% of the total bond debt has been used to purchase single family mortgages, 7.16% has provided the construction and permanent financing for multifamily developments.

            As of December 31, 1996, the Agency's outstanding bond indebtedness was $1,113.4 million. Funds balances, including reserves, were $104.6 million.

            2.        The Idaho Health Facilities Authority

            Organized in 1972, the Idaho Health Facilities Authority (the "Authority") is an independent public body, politic and corporate, constituting a public instrumentality of the State of Idaho. The Authority is comprised of seven members appointed by the Governor to staggered five-year terms. The Executive Director is hired by and serves at the pleasure of the Authority members.

            The Authority has the power, among others, to issue tax-exempt revenue bonds or notes and re-lend the funds to nonprofit and governmental health facilities in Idaho to (a) finance and refinance outstanding indebtedness for health facilities and (b) provide additional facilities for the development and maintenance of public health, healthcare, hospitals and related facilities.

            These debt instruments do not directly, indirectly, or contingently obligate the State or any political subdivision thereof to levy any form of taxation or to make any appropriations for the payment thereof and any such levy or appropriation is prohibited.

            As of December 31, 1996, the Authority's outstanding bond indebtedness was $256,381,138.

            3.        The Idaho State Building Authority

            The Idaho State Building Authority (the "Authority") is a public corporation of the State established in 1974 by the State of Idaho under the provisions of the Idaho State Building Authority Act. The Act empowers the Authority, among other things, to issue notes and bonds to finance construction or acquisition of facilities for rental to State governmental bodies with the approval of the Legislature.

            The Authority is governed by seven commissioners appointed by the Governor to serve staggered five-year terms. The Authority, in turn, appoints an executive director to administer the agency.

            The bonded debt of the Authority is not a debt or obligation of the State of Idaho, or of any department, board, commission, agency, political subdivision, body corporate and politic or instrumentality of or municipality or county within the State of Idaho, nor shall the bonded debt be payable out of any funds other than those of the Authority. The Authority has no taxing power.

            As of December 31, 1996, the Authority's outstanding bond indebtedness was $51,160,000.

            4.        The Idaho State Lottery

            The Idaho State Lottery was established in 1989. Total sales for 1996 were $91.6 million. Net proceeds for that year totalled $20 million and are divided equally between the Permanent Building

Account, for use in carrying out state public works projects and the Public School Income Account for distribution to Idaho's Public School Districts.

            Idaho Code stipulates that the State Treasurer will invest Lottery receipts and the interest generated on the Lottery Account balance will be transferred to the General Fund. Interest earnings for 1996 were approximately $591,000.

            5.        Public Employees' Retirement System of Idaho

            The Public Employees Retirement System of Idaho ("PERSI") covers eligible employees who work 20 hours per week or more. The membership of PERSI includes employees of the State of Idaho, including state colleges and universities, employees of political subdivisions, (e.g., counties, cities, hospitals) and local school districts. As of June, 1996, PERSI had 56,802 active members, 8,479 inactive (of whom 3,950 are entitled to vested benefits), and 19,903 annuitants. PERSI collects contributions from employees and employers to fund retirement, disability, death and separation benefits, as provided by Chapter 13, Title 59, Idaho code.

            As of July 1, 1996, PERSI had an unfunded actuarial liability ("UAL") of $700.3 million ($953.3 million pension benefit obligation (PBO)) of which approximately $231.1 million UAL ($314.6 million PBO) is the direct responsibility of the State. After actuarial review, the PERSI Retirement Board determined the current schedule of contribution rates will meet the normal cost of the system as they accrue, and amortize the unfunded actuarial liability in 13.6 years.

            The employer contribution rate in effect on July 1, 1997 is 11.61% for General Members and 11.85% for Police Officer Members. With the exception of police and fire fighter members, the member contribution rate is 6.97% of salary. The employee contribution rate for police and fire fighters is 8.53% of salary.

            The PERSI actuary has confirmed that the current schedule of contribution rates will meet the normal costs of the system as they accrue and will amortize and fund the unfunded actuarial liability.

            6.        The Idaho State Insurance Fund

            The Idaho State Insurance Fund (the "Fund") was created in 1917 by the Idaho State Legislature to insure employers against liability under the Workers' Compensation Act. Although not a legal corporation, it has been ruled as occupying similar status to be administered without liability to the State. The money in the Fund does not belong to the State and is not in the State Treasury within the meaning of Article 7, Section 13 of the Constitution (State v. Musgrave, 84 Idaho 77, 370 P.2d 778 (1962)). It is deposited with the State Treasurer as custodian and is held by her as such for contributing employers and the beneficiaries of the compensation laws and for the payment of the costs of operation of the Fund. All public employers are required by law to obtain their workers' compensation insurance through the State Insurance Fund.
Private employers may, at their discretion, also procure workers' compensation insurance from the Fund.

            As of December 31, 1996, the Fund had a surplus (fund balance) of $150 million. The Fund has no bonded debt.

            The Fund is administered by the manager, who is appointed by the Governor. The manager of the Fund is also the trustee for the Idaho Petroleum Clean Water Trust Fund (Trust Fund), a not-for-profit entity created in 1990 by the legislature to insure petroleum storage tank owners and operators. Statutorily, neither the Fund nor the state has any liability for the Trust Fund's obligations.

            As of December 31, 1996, the Trust Fund had fund balances of $31 million. The Trust Fund has no bonded debt.


INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

Unless otherwise expressly noted, a Portfolio's limitations and policies are non-fundamental. Fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of a Portfolio. The Portfolios have adopted the following investment limitations, in addition to those described in the Prospectus:

FUNDAMENTAL POLICIES

No Portfolio may:

1. Make loans, including securities lending, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that (i) a Portfolio may purchase or hold debt instruments, and (ii) a Portfolio may enter into repurchase agreements as described in the Prospectus.

2.          Invest in companies for the purpose of exercising control.

3. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer, except that this limitation shall not be applicable of the Idaho Municipal Bond Fund.

4. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (including commodities future contracts), unless acquired as a result of ownership of other securities or instruments. However, a Portfolio (other than the Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund) may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts if the obligations of such companies are permitted investments.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectus and this Statement of Additional Information or as permitted by rule, regulation, order or interpretation of the Securities and Exchange Commission (the "SEC").

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

No Portfolio may:

1. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted as described in its Prospectus.

2. Sell securities short, unless the Portfolio undertaking such transaction owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

3. Purchase securities of other investment companies, except for the purchase of shares of money market, U.S. equity index or tax-exempt investment companies as described in the Prospectus.

4. Purchase securities on margin, except that a Portfolio may obtain such short term credits as are necessary for the clearance of transactions.

5. Engage in securities repurchase transactions or make loans, but this limitation does not apply to the purchase of debt securities.

6. Purchase or retain the securities of an issuer if, to the knowledge of the Trust, an officer, director, partner or Trustee of the Trust, or any investment adviser of the Trust, owns beneficially more than 1/2 of 1% of the share or securities of such issuer and all such officers, directors, partners or Trustees owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 7. Purchase securities of any company which has (with its predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets of such Portfolio (taken at fair market value) would be invested in such securities.

 8. Invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

 9. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate Term Bond Fund, the Short Term Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may invest in standby commitments and the Equity Fund and the Balanced Fund may write (sell) covered call options.


THE ADVISER

The Trust and First Security Investment Management, Inc. (the "Adviser") have entered into an advisory agreement dated as of February 1, 1989 and amendments to the advisory agreement dated as of December 27, 1994 and November 1, 1995 (as further amended from time to time, the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the expenses of any Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by any applicable statute or regulatory authority of any jurisdiction in which the shares are qualified for offer and sale, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by vote of a majority of the outstanding voting securities of each Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Portfolio by a majority of the outstanding shares of that Portfolio, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

The Adviser is an indirect wholly-owned subsidiary of First Security Corporation, a financial services organization and registered bank holding company with headquarters in Salt Lake City, Utah.

For the fiscal years ended January 31, 1998, January 31, 1997, and January 31, 1996 (the Trust's first full fiscal year) the Portfolios paid the Adviser the following fees:




                                                                1998                   1997                    1996
                                                                ----                   ----                    ----
          Equity Fund                                        $1,240,547               $933,172                $620,489

          Balanced Fund                                       1,039,727                853,068                 656,712

          Intermediate Term Bond Fund                           708,954                499,628                 286,782

          Short Term Bond Fund                                  227,276                276,620                 273,536

          Municipal Bond Fund                                   201,286                 38,264                    -- *

          Short Term Municipal Bond Fund                        118,607                 69,894                  53,630

          Idaho Municipal Bond Fund                             198,004                 76,325                  46,342
------------

*  Commenced operations October 1, 1996

The advisory fees paid by the Portfolios for periods indicated were allocated between the Institutional and Class A classes of shares based upon the total assets of the respective classes.


            For the fiscal years ended January 31, 1998, January 31, 1997 and January 31, 1996, the Adviser waived advisory fees for each Portfolio as follows:




                                                                    1998               1997                1996
                                                                    ----               ----                ----
                Equity Fund                                        $198,551            $280,554           $297,531

                Balanced Fund                                       212,761             262,295            315,940

                Intermediate Term Bond Fund                         179,395             244,008            233,801

                Short Term Bond Fund                                115,375             150,021            185,940

                Municipal Bond Fund                                 204,756              43,574              --*

                Short Term Municipal Bond Fund                           13              93,882            135,172

                Idaho Municipal Bond Fund                             8,674             102,410            117,504
-------------------

*  Commenced operations October 1, 1996

THE ADMINISTRATOR

The Trust and SEI Financial Management Corporation entered into an administration agreement (the "Administration Agreement") dated December 27, 1994. On June 1, 1996 SEI Fund Resources (the "Administrator") assumed the responsibilities of SEI Financial Management Corporation under the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administration Agreement was in effect for an initial three year term and shall continue in effect for successive two-year periods unless terminated by either party on not less than 90 days prior written notice to the other party.


The Portfolios paid the Administrator the following fees pursuant to the Administration Agreement for the Trust's fiscal year ended January 31, 1998:
Equity Fund - $389,080; Balanced Fund - $338,610; Intermediate Term Bond Fund - $296,141; Short Term Bond Fund - $114,208; Municipal Bond Fund - $135,369; Short Term Municipal Bond Fund - $39,536; Idaho Municipal Bond Fund - $68,903. For the fiscal year ended January 31, 1998, the Administrator waived fees due under the Administration Agreement from the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in the amount of $60,464 and $31,097, respectively.



The Portfolios paid the Administrator the following fees pursuant to the Administration Agreement for the Trust's fiscal year ended January 31, 1997:
Equity Fund - $327,892; Balanced Fund - $301,415; Short Term Bond Fund - $142,218; Municipal Bond Fund - $27,259; Short Term Municipal Bond Fund - $54,612; Idaho Municipal Bond Fund - $59,567. For the fiscal year ended January 31, 1997, the Administrator waived fees due under the Administration Agreement from the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in the amount of $45,388 and $40,433, respectively.


The Portfolios paid the Administrator the following fees pursuant to the Administration Agreement for the Trust's fiscal year ended January 31, 1996:
Equity Fund - $248,113; Balanced Fund - $262,879; Intermediate Term Bond Fund - $173,528; Short Term Bond Fund - $153,159; Short Term Municipal Bond Fund - $62,934; Idaho Municipal Bond Fund - $54,615. For the fiscal year ended January 31, 1996, the Administrator waived fees due under the Administration Agreement from the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in the amount of $37,066 and $45,385, respectively. The Municipal Bond Fund had not commenced operations and paid no fees to the Administrator during the Trust's fiscal year ended January 31, 1996.


The Administrator is a wholly owned subsidiary of SEI Investments Management Corporation, which is a wholly-owned subsidiary of SEI Investments Company ("SEI"). The Administrator has its principal business offices at Oaks, PA 19456. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator or sub-administrator to the following other mutual funds: SEI Liquid Asset Trust; SEI Tax Exempt Trust; SEI Asset Allocation Trust; SEI Index Funds; SEI Institutional Managed Trust; SEI Daily Income Trust; SEI International Trust; The Advisor's Inner Circle Fund; The Pillar Funds; CUFund; STI Classic Funds; First American Funds, Inc.; First American Investment Funds, Inc.; Marquis Funds; The Expedition Funds; Morgan Grenfell Investment Trust, The PBHG Funds, Inc.; PBHG Insurance Series Fund, Inc.; The Arbor Fund; CoreFunds, Inc.; STI Classic Variable Trust; CrestFunds, Inc.; ARK Funds; Monitor Funds; FMB Funds, Inc.; Bishop Street Funds; Boston 1784 Funds; TIP Funds; TIP Institutional Funds; SEI Institutional Investments Trust; Santa Barbara Group of Mutual Funds, Inc.; First American Strategy Funds, Inc.; HighMark Funds; and Armada Funds.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated December 27, 1994 for the Institutional and Class A shares and a distribution agreement dated February 6, 1998 for the Class B shares (collectively, the "Distribution Agreements"). The Distribution Agreements have an initial term of 1 year and continue in force and effect from year to year if such continuance is approved
(i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Portfolio on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Portfolio or by the Distributor.

The Trust has adopted a Distribution Plan for the Retail Class A shares of each Portfolio (the "Class A Plan") and for the Retail Class B shares of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund (the "Class B Plan" and collectively with the Class A Plan, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans and the Distribution Agreements are in the best interests of the Retail Class A and Retail Class B shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees.
The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Class A shares or the Class B shares of the Portfolio affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


The Class A Plan provides that the Trust will pay the Distributor a fee of up to .25% of the average daily net assets of a Portfolio's Class A shares which the Distributor can use to compensate broker-dealer and service providers, including SEI Investments Distribution Co. and its affiliates which provide distribution related services to Class A shareholders. For the fiscal year ended January 31, 1998, the Class A classes of the Portfolios paid the Distributor the following amounts: Equity Fund - $15,416; Balanced Fund - $8,122; Intermediate Term Bond Fund - $6,289; Short Term Bond Fund - $627; Municipal Bond Fund - $23,004; Short Term Municipal Bond Fund - $569; Idaho Municipal Bond Fund - $22,554. For the fiscal year ended January 31, 1997, the Class A classes of the Portfolios paid the Distributor the following amounts:
Equity Fund - $7,951; Balanced Fund - $6,009; Intermediate Term Bond Fund - $4,447; Short Term Bond Fund - $1,165; Municipal Bond Fund - $1,129; Short Term Municipal Bond Fund - $561; Idaho Municipal Bond Fund - $7,221. For the period from March 5, 1995 to January 31, 1996, the Class A share classes of the Portfolios paid the Distributors the following amounts: Equity Fund -$1,637; Balanced Fund - $1,486; Intermediate Term Bond Fund - $1,223; Short Term Bond Fund - $87; Short Term Municipal Bond Fund - $93; Idaho Municipal Bond Fund - $4,141. The Distributor used those funds to make payments to third parties for distribution-related services.

The Class B Plan provides that the Trust will pay the Distributor a distribution fee, calculated and paid monthly, at the annual rate of up to and including 0.75% of the value of the daily average net assets of the Class B shares, or such lesser amount as may be established from time to time by the Trustee, in connection with distribution related services provided in respect of the Class B shares, and a shareholder servicing fee, calculated and paid monthly, at the annual rate of up to and including 0.25% of the value of the average daily net assets of the Class B shares, or such lesser amount as may be established from time to time by the Trustees, in connection with the servicing of accounts of Class B shareholders. As of the date of this Statement of Additional Information, no fees had been paid to the Distributor under the Class B Plan.

Except to the extent that the Administrator and Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or related agreements.


Class A shares of the Portfolios are offered for sale to the public at net asset value of each Class A share plus the applicable sales charge. The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Portfolio and the amount retained by the Distributor for the fiscal year ended January 31, 1998 and January 31, 1997 and the period from March 5, 1995 to January 31, 1996.



                                               Fiscal Year Ended                Fiscal Year Ended              Period Ended
                                                January 31, 1998                January 31, 1997             January 31, 1996

                                              Sales        Amount           Sales         Amount         Sales        Amount
                                             Charges      Retained         Charges       Retained       Charges      Retained
                                             -------      --------         -------       --------       -------      --------
 Equity Fund                               189,578        19,045           $75,739        $ 7,653       $61,284       $ 6,149

 Balanced Fund                              34,610         3,413            62,405          6,313        60,565         6,087

 Intermediate Term Bond Fund                25,164         2,427            15,681          1,601        26,161         2,529

 Short Term Bond Fund                          367            32             1,950            163           673            54

 Municipal Bond Fund                        19,198         1,926             1,509            120           --*           --*

 Short Term Municipal Bond Fund                593            46               266             23         1,917           228

 Idaho Municipal Bond Fund                  12,766         1,310            24,988          2,482        63,756         6,417

____________________
*  Commenced operations October 1, 1996.

TRUSTEES AND OFFICERS OF THE TRUST

The principal occupations of the Trustees and officers of the Trust for the past five years are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                   Position                                 Principal
                                                  Held With                               Occupation(s)
    Name and Address                              Registrant                           During Past 5 Years
    ----------------                              ----------                           -------------------
 Frederick A. Moreton, Jr.*                       Trustee and Chairman     Vice President, PaineWebber, Incorporated
 170 South Main, Suite 625
 Salt Lake City, UT  84145-0170
 Age: 58

 Robert G. Love                                   Trustee                  Consultant, Harris & Love Advertising
 2275 Dallin Street                                                        (retired 1998)
 Salt Lake City, UT  84109
 Age: 74

 August Glissmeyer, Jr.                           Trustee                  Retired
 4458 Camille Street
 Salt Lake City, UT  84124
 Age: 72

 Carl S. Minden                                   Trustee                  Retired
 314 Federal Height Circle
 Salt Lake City, UT  84103
 Age: 75

 George L. Denton, Jr.*                           Trustee                  Retired
 2915 Sherwood Drive
 Salt Lake City, UT  84108
 Age: 78

 James H. Gardner                                 Trustee                  Professor, University of Utah, (retired
 1616 Arlington Drive                                                      1996).  Director, Steiner Corp.
 Salt Lake City, UT  84103                                                 (industrial services).  Adviser, American
 Age: 74                                                                   Stores (retail).

 Blaine Huntsman                                  Trustee                  Principal, Teton Creek Management Co.
 136 South Main Street, Suite 421                                          (consulting) 1995-present.  Chairman &
 Salt Lake City, UT  84102                                                 CEO, Olympus Capital Corp. (bankholding
 Age: 62                                                                   company) 1988-1995.  Director, Zions
                                                                           Cooperative Mercantile Institution (retail
                                                                           stores).

 Kent H. Murdock                                  Trustee                  President, O.C. Tanner Company
 3015 E. Craig Drive                                                       1991-present (corporate recognition
 Salt Lake City, UT  84109                                                 awards).
 Age: 50

 Kathryn L. Stanton                               Vice President           Vice President, Assistant Secretary of
 SEI Investments Management                       and Secretary            SEI, the Administrator and the Distributor
   Corporation                                                             since 1994.  Associate, Morgan, Lewis &
 Oaks, PA 19456                                                            Bockius (law firm) 1989-1994.
 Age: 39

                                                   Position                                 Principal
                                                  Held With                               Occupation(s)
    Name and Address                              Registrant                           During Past 5 Years
    ----------------                              ----------                           -------------------
 Sandra K. Orlow                                  Vice President and       Vice President and Assistant Secretary of
 SEI Investments Management                       Assistant Secretary      the Administrator and Distributor since
   Corporation                                                             1993.
 Oaks, PA 19456
 Age: 44

 Kevin P. Robins                                  Vice President and       Senior Vice President and General Counsel
 SEI Investments Management                       Assistant Secretary      of SEI, the Administrator and the
   Corporation                                                             Distributor since 1994.  Vice President of
 Oaks, PA 19456                                                            SEI, the Administrator and the Distributor
 Age: 37                                                                   1992-1994.  Associate, Morgan, Lewis &
                                                                           Bockius (law firm) prior to 1992.

 Todd Cipperman                                   Vice President and       Vice President and Assistant Secretary of
 SEI Investments Management                       Assistant Secretary      SEI, the Administrator and the Distributor
   Corporation                                                             since 1995.  Associate, Dewey Ballantine
 Oaks, PA  19456                                                           (law firm) 1994-1995.  Associate, Winston
 Age: 33                                                                   & Strawn (law firm) 1991-1994.

 Joseph M. O'Donnell                              Vice President and       Vice President and Assistant Secretary of
 SEI Investments Management                       Assistant Secretary      SEI, the Administrator and Distributor
 Corporation                                      since 1998               since 1998.  Vice President and General
 Oaks, PA  19456                                                           Counsel, FPS Services, Inc., 1993-1997.
 Age: 43                                                                   Staff Counsel and Secretary,
                                                                           ProvidentMutual Family of Funds,
                                                                           1990-1993.

 Jeffrey Fries                                    Treasurer and            Director, Fund Accounting and
 SEI Investments Management                       Principal Financial      Administration - SEI Fund Resources since
   Corporation                                    Officer                  1997.  Vice President - Smith Barney
 Oaks, PA 19456                                                            Corporate Trust Company, Trust Operations
 Age: 37                                                                   Unit - 1991-1997.


Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust as of January 31, 1998.


Trustees receive from the Trust an annual fee and are reimbursed for all out-of-pocket expenses relating to attendance of meetings. The fees paid to Trustees for the fiscal year ended January 31, 1998, are shown below. Officers of the Trust do not receive compensation from the Trust for serving as officers. No person who is a director, officer or employee of the Adviser serves as a Trustee, officer or employee of the Trust.


                                  Aggregate           Pension or                                  Total
                                 Compensation         Retirement                              Compensation
            Trustee                from the        Benefits Accrued        Estimated           from Trust
            -------                 Trust             as Part of        Annual Benefits         and Fund
                                    -----           Trust Expenses      upon Retirement        Complex(1)
                                                    --------------      ---------------        ----------
 Frederick A. Moreton, Jr.          $4,000               $0                   $0                 $4,000

 Robert G. Love                      4,000                0                    0                  4,000

 August Glissmeyer, Jr.              4,000                0                    0                  4,000

 Carl S. Minden                      4,000                0                    0                  4,000

 George L. Denton, Jr.               4,000                0                    0                  4,000

 James H. Gardner                    4,000                0                    0                  4,000

 Blaine Huntsman                     4,000                0                    0                  4,000

 Kent H. Murdock                     3,000                0                    0                  3,000



(1)  The Trust is not part of a Fund Complex.

PERFORMANCE

From time to time, each Portfolio may advertise yield or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated in each such period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2[(a-b)/cd) + 1) -1], where a =
                                                            6
dividends and interest earned during the period; b= expenses accrued for the period (net of waivers/reimbursement); c= the current daily number of shares outstanding during the period that were entitled to receive dividends; and d= maximum offering price per share on the last day of period.


For the 30 day period ended January 31, 1998, the yield for the Institutional class of shares of each Portfolio was: Equity Fund - .59%; Balanced Fund - 2.10%; Intermediate Term Bond Fund - 5.19%; Short Term Bond Fund - 5.06%; Municipal Bond Fund - 4.69%; Short Term Municipal Bond Fund - 3.38%; Idaho Municipal Bond Fund - 4.21%.



For the 30 day period ended January 31, 1998, the yield for the Retail Class A shares of each Portfolio was: Equity Fund - 0.34%; Balanced Fund - 1.77%; Intermediate Term Bond Fund - 4.77%; Short Term Bond Fund - 4.74%; Municipal Bond Fund - 4.27%; Short Term Municipal Bond Fund - 3.09%; Idaho Municipal Bond Fund - 3.81%.



The Municipal Bond Fund, Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may from time to time advertise a taxable equivalent yield. The taxable equivalent yield for those Portfolios is the rate an investor would have to earn from a fully taxable investment in order to equal it's yield after taxes. Taxable equivalent yields are calculated by dividing the Portfolio's yield by one minus the stated federal tax rate and one minus the stated federal tax rate plus the state tax rate for state specific funds (if only a portion of the Portfolio's yield was tax-exempt, only that portion is adjusted in the calculation). For the 30 day period ended January 31, 1998, the taxable equivalent yield for Institutional class of shares of the Municipal Bond Fund, Short Term Municipal Bond Fund, and the Idaho Municipal Bond Fund, was 7.76%, 5.60%, and 8.07%, respectively, and for the Retail Class A shares of the Municipal Bond Fund, Short Term Municipal Bond Fund, and the Idaho Municipal Bond Fund was 7.07%, 5.12%, and 7.30%, respectively.


The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1+T) =ERV, where P = a hypothetical initial payment of
                             n
$1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Equity Fund


For the fiscal year ended January 31, 1998, the Institutional class of shares of the Equity Fund had an annual total return of 22.14%. For the period from December 28, 1994 (commencement of operations) through January 31, 1998, the Institutional class of shares of the Equity Fund had an average annual total return of 24.90%.



For the fiscal year ended January 31, 1998, the Retail Class A shares of the Equity Fund had an annual total return of 16.31%. For the period from March 6, 1995 (commencement of operations) to January 31, 1998, the Retail Class A shares of the Equity Fund had an average annual total return of 22.28%.


Balanced Fund


For the fiscal year ended January 31, 1998, the Institutional class of shares of the Balanced Fund had an annual return of 17.28%. For the period from December 28, 1994 (commencement of operations) to January 31, 1998, the Institutional class of shares of the Balanced Fund had an average annual total return of 17.89%.



For the fiscal year ended January 31, 1998, the Retail Class A shares of the Balanced Fund had an annual total return of 11.62%. For the period from March 6, 1995 (commencement of operations) to January 31, 1998, the Retail Class A shares of the Balanced Fund had an average annual total return of 15.30%.


Intermediate Term Bond Fund


For the fiscal year ended January 31, 1998, the Institutional class of shares of the Intermediate Term Bond Fund had an annual return of 8.82%. For the period from December 28, 1994 (commencement of operations) to January 31, 1998, the Institutional class of shares of the Intermediate Term Bond Fund had an average annual total return of 8.35%.



For the fiscal year ended January 31, 1998, the Retail Class A shares of the Intermediate Bond Fund had an annual total return of 4.77%. For the period from March 6, 1995 (commencement of operations) to January 31, 1998, the Retail Class A shares of the Intermediate Term Bond Fund had an average annual total return of 6.36%.


Short Term Bond Fund


For the fiscal year ended January 31, 1998, the Institutional class of shares of the Short Term Bond Fund had an annual total return of 6.25%. For the period from December 28, 1994 (commencement of operations) to January 31, 1998, the Institutional class of shares of the Short Term Bond Fund had an average annual total return of 6.22%.



For the fiscal year ended January 31, 1998, the Retail Class A shares of the Short Term Bond Fund had an annual total return of 4.48%. For the period from March 6, 1995 (commencement of operations) to January 31, 1998, the Retail Class A shares of the Short Term Bond Fund had an average annual total return of 5.28%.


Municipal Bond Fund


For the fiscal year ended January 31, 1998, the Institutional Class of shares of the Municipal Bond Fund had an annual total return of 9.90%. For the period from November 1, 1996 (commencement of operations) to January 31, 1998, the Institutional class of shares of the Municipal Bond Fund had an average total return of 8.99%.

For the fiscal year ended January 31, 1998, the Retail Class A shares of the Municipal Bond fund had an annual total return of 5.36%. For the period from November 1, 1996 (commencement of operations) to January 31, 1998, the Retail Class A shares of the Municipal Bond fund had an annualized total return of 5.54%.


Short Term Municipal Bond Fund


For the fiscal year ended January 31, 1998, the Institutional class of shares of the Short Term Municipal Bond Fund had an annual return of 4.38%. For the period from December 28, 1994 (commencement of operations) to January 31, 1998, the Institutional class of shares of the Short Term Municipal Bond Fund had an average annual total return of 4.70%.



For the fiscal year ended January 31, 1998, the Retail Class A shares of the Short Term Municipal Bond Fund had an annual total return of 2.55%. For the period from March 6, 1995 (commencement of operations) to January 31, 1998, the Retail Class A shares of the Short Term Municipal Bond Fund had an average annual total return of 3.98%.


Idaho Municipal Bond Fund


For the fiscal year ended January 31, 1998, the Institutional class of shares of the Idaho Municipal Bond Fund had an annual return of 9.06%. For the period from December 28, 1994 (commencement of operations) to January 31, 1998, the Institutional class of shares of the Idaho Municipal Bond Fund had an average annual total return of 7.94%.



For the fiscal year ended January 31, 1998, the Retail Class A shares of the Idaho Municipal Bond Fund had an annual total return of 4.44%. For the period from March 6, 1995 (commencement of operations) to January 31, 1998, the Retail Class A shares of the Idaho Municipal Bond Fund had an average annual total return of 5.71%.


Each Portfolio may from time to time compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for sales charges, administrative and management costs.

PURCHASE AND REDEMPTION OF SHARES

The purchase and redemption price of the Institutional shares is the net asset value of each Institutional share. The purchase price of Class A shares is the net asset value of each Class A share plus the applicable sales load, and Class A shares will be redeemed at a price equal to the net asset value of such Class A shares. Shareholders may at any time redeem all or a portion of their Class A shares at net asset value without charge. The purchase price of Class B share is the net asset value of each Class B share. Class B shares will be redeemed at a price equal to the net asset value of such Class B shares less the applicable contingent deferred sales charge, if any, described in the prospectus. The investor's price for purchase or redemption will be determined by the net asset value of the applicable Portfolio's shares next determined following the receipt of an order or purchase or a request to redeem such shares.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Portfolio's for any period during which the New York Stock Exchange, the Administrator, the Distributor, the Adviser or the Custodian is not open for business.


DETERMINATION OF NET ASSET VALUE

In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Portfolio is determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day for the Portfolios. The net asset values per share of the Institutional, Class A and Class B classes of the Portfolios will differ because of different expenses attributable to each class. The income or loss and the expenses common to the classes of a Portfolio are allocated to each class on the basis of the net assets of each class of a Portfolio, calculated as of the close of business on the previous business day of the Portfolio in relation to the total net assets in the Portfolio as of such date. In addition to certain common expenses which are allocated the classes of a Portfolio, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) allocated to the class from the assets allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

A Portfolio's securities are valued by the Administrator pursuant to valuations provided by an independent pricing service. Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the most recently quoted bid price. Each security traded in the over-the-counter market is valued at the last sales price on valuation date. If no sale is made on the valuation date, then the security is priced at the last bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates fair market value.

Because net asset value per share of each Portfolio is determined only on business days of the Portfolio, the net asset value per share of a Portfolio may be significantly affected on days when an investor can not exchange or redeem shares of the Portfolio.

TAXES

The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

QUALIFICATION AS A RIC

In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities), and other income derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. (The requirements described in clauses (ii) and (iii) will collectively be referred to in the following discussion as the "Asset Diversification Requirement".)

Income derived by a RIC from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a RIC in the same manner as realized by the partnership or trust.

FEDERAL INCOME TAX CONSEQUENCES OF PORTFOLIO DISTRIBUTIONS

Although the Portfolios are not required by the Distribution Requirement to distribute long-term capital gains, the Portfolios intend to distribute any net realized long-term capital gains annually. The aggregate amount of distributions designated by a Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Trust to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

In the case of corporate shareholders (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics), distributions (other than capital gain dividends) of a RIC for any taxable year generally qualify for the 70% dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such RIC for the year (other than for purposes of special taxes such as the accumulated earnings tax and personal holding company tax). Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. However, a dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less during the 90-day period beginning on the day which is 45 days before the date on which the stock becomes ex-dividend (during the 180-day period beginning on the date which is 90 days before such date, in the case of certain preferred stock); and (ii) any period during which the Portfolio has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock); (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Portfolio, or (2) by application of Code Section 246(b), which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). The Trust will designate the portion, if any, of the distribution made by a Portfolio that qualifies for the dividends-received deduction in a written notice mailed by the Portfolio to shareholders not later than 60 days after the close of the Portfolio's taxable year. Only the Equity Fund and the Balanced Fund are expected to have any portion of their dividends so designated.

Investors should note that changes made to the Code by the Taxpayer Relief Act of 1997 have increased the tax rate distinctions between capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is now 39.6%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status), provisions phasing out personal exemptions and limiting itemized deductions may cause the actual marginal rate to exceed 39.6%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is 20% if the property sold has been held for more than 18 months. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 35% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000 and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15,000,000 and $18,333,333).

Corporate as well as non-corporate taxpayers may be liable for alternative minimum tax, which is imposed at the maximum rate of 28% in the case of non-corporate taxpayers and 20% in the case of corporate taxpayers of "alternative minimum taxable income" (less an applicable "exemption amount") in lieu of the regular corporate or non-corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for regular corporate income tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt-interest dividends (other than exempt-interest dividends derived from certain private activity bonds, as explained below) and to utilize the 70% dividends-received deduction at the first level of computation, the Code requires (as a second computational step) that corporate "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income." In determining their "adjusted current earnings," corporate shareholders must take into account (1) all exempt-interest dividends and (2) the full amount of all dividends from a Portfolio that are treated as "qualifying dividends" for purposes of the dividends-received deduction. As much as 75% of any exempt-interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. For tax years beginning after 1997, however, certain small corporations are wholly exempt from the alternative minimum tax.

If for any taxable year any Portfolio does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal securities in the case of the Municipal Bond Fund, Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends-received deduction in the case of corporate shareholders.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND

As described in the Prospectus, each of these Portfolios is designed to provide investors with current tax-exempt interest income in the form of exempt-interest dividends. Investors in these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and exempt-interest dividends in their Federal income tax returns. Furthermore, distributions made by the Portfolios out of realized capital gain or realized market discount will be taxable. Although the Portfolios generally do not expect to receive net investment income other than interest on municipal securities, up to 20% of the net assets of each Portfolio may be invested in securities that do not pay tax-exempt interest. Any taxable income recognized by the Portfolios will be distributed and taxed to their shareholders in accordance with the rules described in the Prospectus with respect to the other Portfolios of the Trust. See Prospectus, "Taxes - Tax Status of Distributions (Equity Fund, Balanced Fund, Intermediate Term Bond Fund, and Short Term Bond
Fund)."

Investors should also note that in two circumstances exempt-interest dividends, while exempt from regular Federal income tax, are subject to alternative minimum tax at a maximum rate of 28%, in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers (other than certain small corporations). First, tax-exempt interest and exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum tax liability. The Municipal Bond Fund and the Short Term Municipal Bond Fund may invest in such private activity bonds if consistent with the credit quality standards and other investment policies of those Portfolios. Although it does not currently intend to do so, the Idaho Municipal Bond Fund may invest up to 100% of its net assets in such private activity bonds. Secondly (as discussed above), tax-exempt interest and exempt-interest dividends derived from all municipal securities must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes and may as a consequence be subject to tax at an effective rate of 15%.

Receipt of exempt-interest dividends may also result in collateral Federal income tax consequences to certain taxpayers, including S corporations, financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

The Portfolios may also not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (1) whose gross revenues derived with respect to the facilities financed by the issuance of the bonds are more than 5% of the total revenue derived by all users of such facilities, (2) who occupies more than 5% of the entire usable area of such facilities, or (3) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

Each of the Portfolios reserves the right to acquire standby commitments with respect to municipal securities held in its portfolio and will treat any interest received on municipal securities subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Portfolios will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolios is not deductible for income tax purposes if (as expected) the Portfolios distribute exempt-interest dividends during the shareholder's taxable year.

SPECIAL TAX CONSIDERATIONS RELATING TO THE EQUITY FUND AND THE BALANCED FUND

The following discussion relates to the particular Federal income tax consequences of the investment policies of the Equity Fund and the Balanced Fund. The ability of these Portfolios to engage in options and short sale activities will be somewhat limited by the requirements for their continued qualification as RICs under the Code, in particular the Distribution Requirement and the Asset Diversification Requirement.

The options transactions that the Equity Fund and Balanced Fund enter into may result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolios for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Portfolios must make in order to avoid Federal excise tax. Furthermore, in determining their investment company taxable income and ordinary income, the Portfolios may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolios of holding straddle positions may be further affected by various annual and transactional elections provided under the Code and Treasury regulations that the Portfolios may make.

Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Equity Fund and Balanced Fund of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions.

The writer of a covered call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale.

For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, the Equity Fund and Balanced Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail their writing of covered call options in order to stay within the limits of the Asset Diversification Requirement.

ADDITIONAL FEDERAL TAX CONSIDERATIONS

The Code imposes a non-deductible 4% excise tax on RICs that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, none of the Portfolios anticipates incurring any liability for this excise tax.

Investors should be aware that any loss realized on a sale of shares of a Portfolio will be disallowed to the extent an investor repurchases shares of the same Portfolio within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Portfolio in the form of shares within the 61-day period would be treated as a purchase for this purpose.

A shareholder will recognize gain or loss upon an exchange of shares of a Portfolio for shares of another Portfolio upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of shares exchanged for shares of another Portfolio for the purpose of determining gain or loss on the exchange, where the shares exchanged have been held 90 days or less. The sales charge that was imposed on the exchanged shares will instead increase the basis of the shares acquired through exercise privilege (unless the shares acquired are also exchanged for shares of another Portfolio within 90 days after the first exchange).

The Portfolios will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt-interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that he is not subject to backup withholding or that he is an "exempt recipient."

The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

STATE AND LOCAL TAX CONSIDERATIONS

Although each Portfolio expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


PORTFOLIO TRANSACTIONS

The Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute portfolio transactions. In placing orders, it is the policy of each Portfolio to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commissions available. A Portfolio will not purchase securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Portfolios may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. The Portfolios may also execute brokerage or other agency transactions with affiliates of the Adviser in compliance with those provisions.

Those provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's expenses or the performance of certain services, such as research services. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Trust does not currently market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Trust does not use one particular dealer, but the Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Adviser in the servicing of its other accounts and not all such services may be used by the Adviser in connection with the Portfolios. If in the judgment of the Adviser the Portfolios, or other accounts managed by the Adviser, will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.


For the fiscal year ended January 31, 1998, the Equity Fund paid brokerage commissions of $152,647. The Adviser allocated certain of the Equity Fund's brokerage transactions to certain broker-dealers that provided the Adviser with certain research, statistical and other information. Such transactions amounted to $81,177,191 and the related brokerage commissions were $104,950.



For the fiscal year ended January 31, 1998, the Balanced Fund paid brokerage commissions of $88,559. The Adviser allocated certain of the Balance Fund's brokerage transactions to certain broker-dealers that provided the Adviser with research, statistical and other information. Such transactions amounted to $46,239,684 and the related brokerage commissions were $58,546.



The portfolio turnover rate for each of the Portfolios for the fiscal year ended January 31, 1998, was as follows: Equity Fund - 36.68%; Balanced Fund - 30.91%; Intermediate Term Bond Fund - 20.91%; Short Term Bond Fund - 48.90%; Municipal Bond Fund - 93.18%; Short Term Municipal Bond Fund - 64.76%; Idaho Municipal Bond Fund - 17.64%. Portfolio turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Portfolio to maintain its status as a regulated investment company under the Code.



The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 1998, the Intermediate Term Bond Fund held mortgage-backed bonds issued by Donaldson, Lufkin & Jenrette having a value of $5,376,000.



LIMITATION OF TRUSTEE'S LIABILITY

The Trust Agreement provides indemnities and waivers of liability to Trustees based on certain actions or failures to act while serving as a Trustee. Insurance has also been obtained by the Trust on behalf of the Trustees to cover losses arising from certain errors or omissions of a Trustee.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



As of May 12, 1998, the following entities owned 5% or more of the outstanding Institutional shares: Equity Fund: First Security Corporation Trust Groups, P.O. Box 25297, Salt Lake City, Utah 84125 (100%); Balanced Fund: First Security Corporation Trust Groups, P.O. Box 25297, Salt Lake City, Utah 84125 (99.89%); Intermediate Term Bond Fund: First Security Corporation Trust Groups, P.O. Box 25297, Salt Lake City, Utah 84125 (100%); Short Term Bond Fund: First Security Corporation Trust Groups, P.O. Box 25297, Salt Lake City, Utah 84125 (100%); Municipal Bond Fund: First Security Corporation Trust Groups, P.O. Box 25297, Salt Lake City, Utah 84125 (99.96%); Short Term Municipal Bond Fund:
First Security Corporation Trust Groups, P.O. Box 25297, Salt Lake City, Utah 84125 (99.80%); Idaho Municipal Bond Fund: First Security Corporation Trust Groups, P.O. Box 25297, Salt Lake City, Utah 84125 (97.67%).



As of May 12, 1998, the following entities owned 5% or more of the outstanding Retail Class A shares: Equity Fund: BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (73.48%); Balanced Fund: BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (81.56%); Intermediate Term Bond Fund: BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (87.32%); Short Term Bond Fund:
BHC Securities, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (37.80%); Keith W. Slater & Gwen S. Rhodes & Myrl L. Slater Jr., Nevada
W. Slater Trust, 4554 S. 2350 W, Rov, UT  84067 (21.97%); Honey J. Larson, 1798
Millbrook Rd., Salt Lake City, UT 84106 (26.16%); Municipal Bond Fund: BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (99.39%); Short Term Municipal Bond Fund: BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (89.78%); Don Milton Robinson, 4276 Brunswick Ave., Los Angeles, CA 90039 (10.17%); Idaho Municipal Bond Fund:
BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (87.24%); Elizabeth Neyman, 109 E. Pine, Hailey, ID 83333 (7.64%).



As of May 12, 1998, the following entities owned 5% or more of the outstanding Retail Class B shares: Equity Fund: BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (93.49%); Balanced Fund: BHC Securities, Inc., One Commerce Square, 2005 Market St., Philadelphia, PA 19103 (97.11%); Municipal Bond Fund: DST Audit, 210 W. 10th St., Fl. 7, Kansas City, MO 64105 (24.98%), SEI Trust Company CUST, 210 W. 10th St., Fl. 7, Kansas City, MO 64105 (24.98%), SEI Corporation, Attn: Bob Groth, 680 E. Swedesford Rd., Wayne, PA 19087 (50.02%); Idaho Municipal Bond Fund: DST Audit, 210 W. 10th St., Fl. 7, Kansas City, MO 64105 (25.00%), SEI Trust Company CUST, 210 W. 10th St., Fl. 7, Kansas City, MO 64105 (25.00%), SEI Corporation, Attn: Bob Groth, 680 E. Swedesford Rd., Wayne, PA 19087 (50.00%).


COUNSEL TO THE TRUST


Ballard Spahr Andrews & Ingersoll, L.L.P. serves as counsel to the Trust.


FINANCIAL STATEMENTS


Audited financial statements of the Trust for the fiscal year ended January 31, 1998 and the Independent Auditors' Report of Deloitte & Touche LLP dated March 20, 1998 are contained in the Trust's Annual Report to Shareholders for its fiscal year ended January 31, 1998 and are incorporated in this Statement of Additional Information by reference. A copy of the Trust's Annual Report to Shareholders shall be provided along with this Statement of Additional Information to each person to whom the Statement of

Additional Information is sent, unless such person then holds securities issued by the Trust, in which case a copy of the Trust's Annual Report to Shareholders will be furnished to such person without charge upon request made to SEI Investments Distribution Co., by written request addressed to Oaks, PA 19456 or by calling 1-800-472-0577.

                           PART C.  OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

            (a)       Financial Statements:

                      (1) Institutional Class of Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund

                             In Part A:


                             Financial Highlights


                             In Part B:


                             Financial Statements as of January 31, 1998
                             (audited), with Independent Auditors' Report incorporated by reference to Annual Report to Shareholders.


                      (2) Retail Class A of Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund:

                             In Part A:


                             Financial Highlights


                             In Part B:


                             Financial Statements as of January 31, 1998
                             (audited), with Independent Auditors' Report incorporated by reference to Annual Report to Shareholders.


                      (3) Retail Class B of Equity Fund, Balanced Fund Municipal Bond Fund and Idaho Municipal Bond Fund.

                             None

            (b)       Exhibits:

                      Exhibit

                      Number                               Description*
                      -------                              -----------
                      1(a)   -        Amended and Restated Master Trust Agreement dated October 7, 1994 was filed as Exhibit 1(a) to
                                      Post-Effective Amendment No. 8 on May 31, 1995, and was filed herewith electronically as an
                                      Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                      1(b)   -        Amendment No. 1 to Amended and Restated Master Trust Agreement dated December 1, 1994 was filed as Exhibit 1(b) to Post-Effective Amendment No. 8 on May 31, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                      1(c)   -        Certificate of Designation of Shares dated February 6, 1998.

                      2      -        By-Laws were filed as Exhibit No. 2 to Registration Statement on December 19, 1988, and were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is
                                      hereby incorporated by reference.

                      3      -        Not Applicable.

                      4      -        Not Applicable.

                      5(a)   -        Investment Advisory Agreement dated February 1, 1989 between Registrant and First Security
                                      Investment Management, Inc. was filed as Exhibit No. 5 to Post-Effective Amendment No. 1 on
                                      August 30, 1989, and was filed electronically as an Exhibit to Post-Effective Amendment No. 11
                                      on May 30, 1996, and is hereby incorporated by reference.

                      5(b)   -        First Amendment to Investment Advisory Agreement dated December 27, 1994 between Registrant and First Security Investment Management, Inc. was filed as Exhibit 5(b) to Post-Effective
                                      Amendment No. 8 on May 31, 1995, and was filed electronically as an Exhibit to Post-Effective
                                      Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.






---------------------------------------

     * As used herein the term "Registration Statement" refers to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-26205, and the term "Post-Effective Amendment" refers to a post-effective amendment to the Registration Statement.

                      5(c)   -        Second Amendment to Investment Advisory Agreement between Registrant and First Security
                                      Investment Management was filed electronically as an Exhibit to Post-Effective Amendment No.
                                      12 on March 31, 1997, and is hereby incorporated by reference.

                      6(a)   -        Distribution Agreement dated December 27, 1994 between Registrant and SEI Investments
                                      Distribution Co. was filed as Exhibit 6 to Post-Effective Amendment No. 8 on May 31, 1995, and
                                      was filed herewith electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30,
                                      1996, and is hereby incorporated by reference.

                      6(b)   -        Distribution and Services Agreement dated February 6, 1998 between Registrant and SEI
                                      Investments Distribution Co. relating to Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 2, 1998, and is hereby incorporated by reference.

                      7      -        Not Applicable.

                      8      -        Custodian Agreement dated December 27, 1994 between Registrant and CoreStates Bank, N.A. was filed as Exhibit 8 to Post-Effective Amendment No. 8 on May 31, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                      9(a)   -        Transfer Agency Agreement dated December 27, 1994 between Registrant and Supervised Service
                                      Company was filed as Exhibit 9(a) to Post-Effective Amendment No. 8 on May 31, 1995, and was
                                      filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is
                                      hereby incorporated by reference.

                      9(b)   -        Consent of the Registrant to the Assignment of the Transfer Agency Agreement between
                                      Registrant and Supervised Service Company to DST Systems, Inc. was filed as Exhibit 9(b) to
                                      Post-Effective Amendment No. 8 on May 31, 1995, and was filed electronically as an Exhibit to
                                      Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                      9(c)   -        Administration Agreement dated December 27, 1994 between Registrant and SEI Financial
                                      Management Corporation was filed as Exhibit 9(c) to Post-Effective Amendment No. 8 on

                                      May 31, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on
                                      May 30, 1996, and is hereby incorporated by reference.

                      9(d)   -        Credit Agreement dated as of October 11, 1995 between Registrant and Morgan Guaranty Trust
                                      Company was filed as Exhibit 9(d) to Post-Effective Amendment No. 10 on October 13, 1995, and
                                      was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and
                                      is hereby incorporated by reference.

                      9(e)   -        Amendment to Agreement dated as of October 10, 1996 between Registrant and Morgan Guaranty
                                      Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on
                                      March 31, 1997, and is hereby incorporated by reference.

                      9(f)   -        Amendment Agreement dated as of October 9, 1997 between Registrant and Morgan Guaranty Trust
                                      Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 2,
                                      1998, and is hereby incorporated by reference.

                      9(g)   -        Amendment Agreement dated as of March 30, 1998 between Registrant and Morgan Guaranty Trust
                                      Company is filed herewith electronically.

                      10(a)  -        Opinion of Counsel was filed as Exhibit No. 10 to Pre-Effective Amendment No. 1 on February 6,
                                      1989, and was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30,
                                      1996, and is hereby incorporated by reference.

                      10(b)  -        Opinion of Ballard Spahr Andrews & Ingersoll, LLP dated March 2, 1998 was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 2, 1998, and is hereby incorporated by reference.

                      11(a)  -        Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

                      11(b)  -        Consent of Deloitte & Touche LLP is filed herewith electronically.

                      11(c)  -        Powers of Attorney were filed electronically as an Exhibit to Post-Effective Amendment No.
                                      13 on March 2, 1998, and are hereby incorporated by reference.

                      12     -        Not Applicable.

                      13     -        Share Purchase Agreement dated December 14, 1994 between Registrant and SEI Financial
                                      Management Corporation was filed as Exhibit 13 to Post-Effective Amendment No. 8 on May 31,
                                      1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30,
                                      1996, and is hereby incorporated by reference.

                      14     -        Not Applicable.

                      15(a)  -        Rule 12b-1 Plan with respect to Retail Class A Shares between Registrant and SEI Investments
                                      Distribution Co. was filed as Exhibit 15 to Post-Effective Amendment No. 8 on May 31, 1995,
                                      and was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996,
                                      and is hereby incorporated by reference.

                      15(b)  -        Distribution Plan with respect to Retail Class B Shares between Registrant and SEI Investments
                                      Distribution Co. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on
                                      March 2, 1998, and is hereby incorporated by reference.

                      16     -        Not Applicable.

                      17     -        Financial Data Schedules are filed herewith.

                      18(b)  -        Rule 18f-3 Multiple Class Plan dated August 4, 1995, as amended February 6, 1998, was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 2, 1998, and is
                                      hereby incorporated by reference.


Item 25.    Persons Controlled by or under Common Control with Registrant.

            Not Applicable.

Item 26.    Number of Holders of Securities.


                                                                                 Number of Record
                      Institutional Class                                    Holders at May 12, 1998
                      -------------------                                    -----------------------
                      Equity Fund                                                       8
                      Balanced Fund                                                     8
                      Intermediate Term Bond Fund                                       7
                      Short Term Bond Fund                                              7

                      Municipal Bond Fund                                               7
                      Short Term Municipal Bond Fund                                    7
                      Idaho Municipal Bond Fund                                         7




                                                                               Number of Record
                      Retail Class A                                        Holders at May 12, 1998
                      --------------                                        -----------------------
                      Equity Fund                                                     273
                      Balanced Fund                                                   148
                      Intermediate Term Bond Fund                                      23
                      Short Term Bond Fund                                             18
                      Municipal Bond Fund                                               7
                      Short Term Municipal Bond Fund                                    8
                      Idaho Municipal Bond Fund                                        32




                                                                               Number of Record
                      Retail Class B                                      Holders at May 12, 1998
                      --------------                                      -----------------------
                      Equity Fund                                                     13
                      Balanced Fund                                                   12
                      Municipal Bond Fund                                              6
                      Idaho Municipal Bond Fund                                        6



Item 27.    Indemnification

            Under Section 6.4 of the Registrant's Amended and Restated Master Trust Agreement, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Amended and Restated Master Trust Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Amended and Restated Master Trust Agreement, that the Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Amended and Restated Master Trust Agreement and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Amended and Restated Master Trust Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment be Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of Investment Adviser.


                                                                            Principal Occupation or
                                                                            Other Employment of a
                                              Position with                 Substantial Nature During
Name                                          Adviser                       The Past Two Years
----                                          -------------                 -------------------------
Sterling K. Jenson                            President and                 Vice President and Senior Portfolio
                                              Director                      Manager.


A. Robert Thorup                              Secretary                     Shareholder & Director, Ray, Quinney & Nebeker, P.C.
                                                                            (law firm); Secretary and General Counsel, First
                                                                            Security Investment Services (retail securities
                                                                            brokerage); President, ICHA Management Corporation
                                                                            (hotel ownership and management); President and
                                                                            Director, Inns West Management, Inc. (hotel management);
                                                                            President, Bonneville Education Foundation (charitable
                                                                            foundation); General Partner, Ken Rey Associates, Ltd.
                                                                            (private investment partnership).

Curtis J. Anderson                            Senior Vice President         Senior Portfolio Manager.

Mark L. Anderson                              Vice President                Senior Portfolio Manager.

John B. Tousley                               Vice President                Senior Portfolio Manager.

                                                                            Principal Occupation or
                                                                            Other Employment of a
                                              Position with                 Substantial Nature During
Name                                          Adviser                       The Past Two Years
----                                          -------------                 ---------------------------
Richard Baird                                 Vice President                Senior Portfolio Manager.


Item 29.         Principal Underwriter.


                 (a) The Registrant's distributor, SEI Investments Distribution Co. ("SIDC") acts as distributor for: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, The Advisor's Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds, The PBHG Funds, Inc., Marquis Funds, Morgan Grenfell Investment Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., HighMark Funds, Armada Funds, PBHG Insurance Series Fund, Inc., The Expedition Funds and TIP Institutional Funds pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January 22, 1987,
August 30, 1988, November 14, 1991, February 28, 1992, May 1, 1992, May 29,
1992, October 30, 1992, November 1, 1992, November 1, 1992, January 28, 1993,
June 1, 1993, July 16, 1993, August 17, 1993, January 3, 1994, December 27,
1994, January 27, 1995, March 1, 1995, August 18, 1995, November 1, 1995,
January 11, 1996, March 1, 1996, April 1, 1996, April 28, 1996, June 14, 1996,
October 1, 1996, February 18, 1997, March 8, 1997, April 1, 1997, June 9, 1997
and January 1, 1998.


                 SIDC provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("Market Link").


                 (b) The following are the directors and officers of SIDC. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                                         Position and                           Positions and
                                                         Offices with                           Offices with
                 Name                                    Underwriter                            Registrant
                 ----                                    ------------                           -------------
                 Alfred P. West, Jr.                     Director, Chairman and Chief                 --
                                                         Executive Officer

                 Henry H. Greer                          Director                                     --

                 Carmen V. Romeo                         Director                                     --

                                                         Position and                            Positions and
                                                         Offices with                            Offices with
                  Name                                   Underwriter                             Registrant
                  ----                                   ------------                            -------------
                 Mark J. Held                            President & Chief Operations
                                                         Officer
                                                                                                      --
                 Gilbert L. Beebower                     Executive Vice President

                 Richard B. Lieb                         Executive Vice President                     --

                 Dennis J. McGonigle                     Executive Vice President                     --

                 Robert H. Silvestri                     Chief Financial Officer &
                                                         Treasurer

                 Leo J. Dolan, Jr.                       Senior Vice President                        --

                 Carl A. Guarino                         Senior Vice President                        --

                 Larry Hutchinson                        Senior Vice President                        --

                 Jack May                                Senior Vice President                        --

                 Hartland J. McKeown                     Senior Vice President                        --

                 Barbara J. Moore                        Senior Vice President                        --

                 Patrick K. Walsh                        Senior Vice President                        --

                 Kevin P. Robins                         Senior Vice President, General         Vice President & Assistant
                                                         Counsel & Secretary                    Secretary

                 Robert Crudup                           Vice President & Managing                    --
                                                         Director

                 Barbara Doyne                           Vice President

                 Jeff Drennen                            Vice President                               --

                 Victor Galef                            Vice President & Managing                    --
                                                         Director

                 Kim Kirk                                Vice President & Managing                    --
                                                         Director

                                                         Position and                           Positions and
                                                         Offices with                           Offices with
                 Name                                    Underwriter                            Registrant
                 ----                                    -----------                            -------------
                 Carolyn McLaurin                        Vice President & Managing
                                                         Director                                     --

                 John Krzeminski                         Vice President & Managing                    --
                                                         Director

                 Donald Pepin                            Vice President & Managing                    --
                                                         Director

                 Mark Samuels                            Vice President & Managing                    --
                                                         Director

                 Wayne M. Withrow                        Vice President & Managing                    --
                                                         Director

                 Sandra K. Orlow                         Vice President & Assistant             Vice President & Assistant
                                                         Secretary                              Secretary

                 Robert Aller                            Vice President                               --

                 Gordon W. Carpenter                     Vice President                               --

                 Todd Cipperman                          Vice President & Assistant             Vice President & Assistant
                                                         Secretary                              Secretary

                 Kathy Heilig                            Vice President                               --

                 Samuel King                             Vice President                               --

                 Mark Nagle                              Vice President                               --

                 Joanne Nelson                           Vice President                               --

                 W. Kelso Morrill                        Vice President                               --

                 Joseph M. O'Donnell                     Vice President & Assistant             Vice President & Assistant
                                                         Secretary                              Secretary

                 Cynthia M. Parrish                      Vice President & Assistant                   --
                                                         Secretary

                 Kim Rainey                              Vice President                               --

                                                         Position and                           Positions and
                                                         Offices with                           Offices with
                 Name                                    Underwriter                            Registrant
                 ----                                    -----------                            -------------
                 Rob Redican                             Vice President                               --

                 Maria Rinehart                          Vice President                               --

                 Steve Smith                             Vice President                               --

                 Kathryn L. Stanton                      Vice President & Assistant             Vice President & Secretary
                                                         Secretary

                 Lori L. White                           Vice President & Assistant
                                                         Secretary

                 Daniel Spaventa                         Vice President                               --

                 James Dougherty                         Director of Brokerage Services               --



Item 30.         Location of Accounts and Records.

                 All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

CoreStates Bank, N.A.
Broad and Chestnut Streets
P.O. Box 7618
Philadelphia, PA  19101

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Management Corporation
Oaks, PA  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

First Security Investment Management, Inc.
61 South Main Street
Salt Lake City, Utah  84111

Item 31.         Management Services.

                 Not applicable.

Item 32.         Undertakings.

                 Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 28th day of May, 1998.


                                            THE ACHIEVEMENT FUNDS TRUST



                                            By:/s/ Kathryn L. Stanton
                                               --------------------------------
                                               Kathryn L. Stanton
                                               Vice President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                                       TITLE                                      DATE
---------                                                       -----                                      ----
 /s/ *                                                          Chairman of the Board                      May 28, 1998
-------------------------------                                 and Trustee
Frederick A. Moreton, Jr.


 /s/ *                                                          Trustee                                    May 28, 1998
-------------------------------
Robert G. Love


 /s/ *                                                          Trustee                                    May 28, 1998
--------------------------------
Carl S. Minden


 /s/ *                                                          Trustee                                    May 28, 1998
--------------------------------
August Glissmeyer, Jr.


 /s/ *                                                          Trustee                                    May 28, 1998
---------------------------------
George L. Denton


 /s/ *                                                          Trustee                                    May 28, 1998
---------------------------------
James H. Gardner


/s/*                                                            Trustee                                    May 28, 1998
---------------------------------
Blaine Huntsman

 /s/ *                                                          Trustee                                    May 28, 1998
---------------------------------
Kent H. Murdock

/s/ Jeffrey Fries                                               Treasurer and Principal                    May 28, 1998
---------------------------------                               Financial Officer
Jeffrey Fries


* By:/s/ Kathryn L. Stanton
     --------------------------
     Kathryn L. Stanton
     Attorney In Fact

                          THE ACHIEVEMENT FUNDS TRUST

                        POST-EFFECTIVE AMENDMENT NO. 14

                                  EXHIBIT LIST



1 (c)             CERTIFICATE OF DESIGNATION OF SHARES

9 (g)             AMENDMENT AGREEMENT DATED MARCH 30, 1998

11(a)             CONSENT OF BALLARD SPAHR ANDREWS & INGERSOLL, LLP

11(b)             CONSENT OF DELOITTE & TOUCHE LLP

17                FINANCIAL DATA SCHEDULES